                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-08234
                                      -----------------------------------------

                         TIFF Investment Program, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    Four Tower Bridge,
             200 Barr Harbor Drive, Suite 100
                   West Conshohocken, PA                     19428
-------------------------------------------------------------------------------
           (Address of chief executive offices)           (Zip code)

                              Richard J. Flannery
                     President and Chief Executive Officer
                         TIFF Investment Program, Inc.
             Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
                          West Conshohocken, PA 19428

                                WITH A COPY TO:
                                 Bruce G. Leto
                      Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    610.684.8000
                                                       ------------------------

Date of fiscal year end:   12/31/08
                           -------------------

Date of reporting period:  1/1/08 - 06/30/08
                           -------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

 (Semi-Annual Report for the period 1/1/08 through 06/30/08 is filed herewith)

SEMI-ANNUAL REPORT                                                       [LOGO]
JUNE 30, 2008 (UNAUDITED)        A Report of the TIFF INVESTMENT PROGRAM

ABOUT TIFF

The Investment Fund for Foundations (TIFF) was founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them a series of multi-manager investment vehicles plus resources aimed at enhancing fiduciaries' knowledge of investing.

TIFF MUTUAL FUNDS

TIFF Investment Program, Inc. (TIP) comprises a family of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (MAF), TIFF International Equity Fund (IEF), TIFF US Equity Fund (USEF), and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

MAF, IEF, and USEF operate primarily on a multi-manager basis. With respect to such funds, TAS has responsibility for the time-intensive task of selecting money managers and other vendors, and for MAF, TAS has responsibility for the all important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of the fund's assets.

FINANCIAL STATEMENTS

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2008. Discussion of the performance of the mutual funds described herein has been provided to members via the TIFF Marketable Investments quarterly reports.

FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

                                                               August 22, 2008

CONTENTS

TIFF Multi-Asset Fund
o Fund Expenses .........................................................     2
o Financial Highlights ..................................................     3

TIFF International Equity Fund
o Fund Expenses .........................................................     4
o Financial Highlights ..................................................     5

TIFF US Equity Fund
o Fund Expenses .........................................................     6
o Financial Highlights ..................................................     7

TIFF Short-Term Fund
o Fund Expenses .........................................................     8
o Financial Highlights ..................................................     9

Schedules of Investments ................................................    11

Statements of Assets and Liabilities ....................................    38

Statements of Operations ................................................    39

Statements of Changes in Net Assets .....................................    40

Statements of Cash Flows ................................................    42

Notes to Financial Statements ...........................................    43

Additional Information ..................................................    54

Approval of the Advisory Agreements and Money Manager Agreements ........    55

Directors and Principal Officers ........................................    59

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Copyright (C) 2008 -- All rights reserved -- This report may not be reproduced or distributed without written permission from TIFF.

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TIFF MULTI-ASSET FUND -- FUND EXPENSES (UNAUDITED)                JUNE 30, 2008

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

                                     INCLUDING INTEREST AND                         EXCLUDING INTEREST AND
                                       DIVIDEND EXPENSE *                             DIVIDEND EXPENSE **
--------------------------------------------------------------------------------------------------------------------
                                                           EXPENSES                                       EXPENSES
                             BEGINNING       ENDING       PAID DURING       BEGINNING       ENDING       PAID DURING
                              ACCOUNT        ACCOUNT      THE PERIOD         ACCOUNT        ACCOUNT      THE PERIOD
                               VALUE          VALUE         1/1/08-           VALUE          VALUE         1/1/08-
                              1/1/08         6/30/08        6/30/08          1/1/08         6/30/08        6/30/08
--------------------------------------------------------------------------------------------------------------------
1) Actual                     $1,000        $  966.10        $2.68           $1,000        $  966.10        $2.19
2) Hypothetical               $1,000        $1,022.13        $2.77           $1,000        $1,022.63        $2.26
--------------------------------------------------------------------------------------------------------------------

 * Expenses are equal to the fund's annualized expense ratio of 0.55% (calculated over a six-month period, which may differ from the fund's actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Excluding interest and dividend expense, annualized expenses incurred by the fund were 0.45%. THE EXPENSE RATIO DOES NOT INCLUDE THE FEES AND EXPENSES
   ASSOCIATED WITH INVESTMENTS MADE IN COMMINGLED INVESTMENT VEHICLES; SUCH FEES AND EXPENSES ARE REFLECTED IN THE
   FUND'S TOTAL RETURN.

** Interest expense is interest on reverse repurchase agreements (see Note 7); dividend expense is dividends paid on securities sold short.

-----------------------------------------------------------------------------------------------------------------------------------

TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS                                                                         JUNE 30, 2008

                                                    Six Months
                                                      Ended             Year          Year          Year         Year        Year
                                                     6/30/08           Ended         Ended         Ended        Ended        Ended
                                                   (unaudited)        12/31/07      12/31/06      12/31/05     12/31/04    12/31/03
For a share outstanding throughout each period
Net asset value, beginning of period               $    16.65      $    16.29    $    14.92    $    14.24    $  13.19     $  10.61
                                                   -------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.17(a)         0.44(a)       0.36(a)       0.26(a)     0.20(a)      0.21
Net realized and unrealized gain (loss) on
  investments and foreign currencies                    (0.74)           1.73          2.03          1.38        1.67         2.57
                                                   -------------------------------------------------------------------------------
Total from investment operations                        (0.57)           2.17          2.39          1.64        1.87         2.78
                                                   -------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM
Net investment income                                   (0.16)          (0.80)        (0.49)        (0.45)      (0.28)       (0.22)
Net realized gains                                         --           (1.03)        (0.56)        (0.53)      (0.57)          --
                                                   -------------------------------------------------------------------------------
Total distributions                                     (0.16)          (1.83)        (1.05)        (0.98)      (0.85)       (0.22)
                                                   -------------------------------------------------------------------------------
Entry/exit fee per share (a)                             0.02            0.02          0.03          0.02        0.03         0.02
                                                   -------------------------------------------------------------------------------
Net asset value, end of period                     $    15.94      $    16.65    $    16.29    $    14.92    $  14.24     $ 13.19
                                                   ===============================================================================
TOTAL RETURN (b)                                       (3.39%)(c)      13.53%        16.53%        11.73%      14.57%       26.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                $2,567,736      $2,218,641    $1,599,583    $1,058,133    $705,800     $422,094
Ratio of expenses to average net assets (d)             0.55%(e)        0.70%         0.67%         0.86%       0.77%        0.75%
Ratio of expenses to average net assets, excluding
  interest and dividend expense (d)                     0.45%(e)        0.60%         0.53%         0.71%       0.72%        0.72%
Ratio of net investment income to average net
  assets                                                2.07%(e)        2.54%         2.26%         1.75%       1.45%        1.57%
Portfolio turnover                                     52.91%(c)       70.85%        61.82%        72.70%     103.35%      116.53%
-----------------------------------------------------------------------------------------------------------------------------------
(a) Calculation based on average shares outstanding.
(b) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c) Not annualized.
(d) The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles;
    such fees and expenses are reflected in the fund's total return.
(e) Annualized.

See accompanying Notes to Financial Statements.

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TIFF INTERNATIONAL EQUITY FUND -- FUND EXPENSES (UNAUDITED)JUNE 30, 2008

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

                                   BEGINNING       ENDING         EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE        THE PERIOD *
                                    1/1/08        6/30/08      1/1/08-6/30/08
-----------------------------------------------------------------------------
1) Actual                           $1,000       $  896.70         $3.02
2) Hypothetical                     $1,000       $1,021.68         $3.22
-----------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio of 0.64% (calculated over a six-month period, which may differ from the fund's actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). THE EXPENSE RATIO DOES NOT INCLUDE THE FEES AND EXPENSES ASSOCIATED WITH INVESTMENTS MADE IN COMMINGLED INVESTMENT VEHICLES; SUCH FEES AND EXPENSES ARE REFLECTED IN THE FUND'S TOTAL RETURN.

-----------------------------------------------------------------------------------------------------------------------------------

TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS                                                                JUNE 30, 2008

                                                          Six Months
                                                            Ended           Year        Year        Year        Year        Year
                                                           6/30/08         Ended       Ended       Ended       Ended       Ended
                                                         (unaudited)      12/31/07    12/31/06    12/31/05    12/31/04    12/31/03
For a share outstanding throughout each period
Net asset value, beginning of period                      $  17.65      $  17.18    $  14.76    $  13.30    $  11.16    $   8.02
                                                          -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         0.26          0.56        0.39        0.27        0.15        0.16
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                     (2.08)         2.37        3.77        1.67        2.31        3.13
                                                          -------------------------------------------------------------------------
Total from investment operations                             (1.82)         2.93        4.16        1.94        2.46        3.29
                                                          -------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                        (0.26)        (0.98)      (0.70)      (0.50)      (0.34)      (0.15)
Net realized gains                                              --         (1.53)      (1.06)         --          --          --
                                                          -------------------------------------------------------------------------
Total distributions                                          (0.26)        (2.51)      (1.76)      (0.50)      (0.34)      (0.15)
                                                          -------------------------------------------------------------------------
Entry/exit fee per share (a)                                    --(b)       0.05        0.02        0.02        0.02          --(b)
                                                          -------------------------------------------------------------------------
Net asset value, end of period                            $  15.57      $  17.65    $  17.18    $  14.76    $  13.30    $  11.16
                                                          =========================================================================
TOTAL RETURN (c)                                           (10.33%)(d)    17.43%      28.74%      14.94%      22.51%      41.33%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                       $352,511      $400,168    $295,808    $241,536    $195,207    $168,607
Ratio of expenses to average net assets (e)                  0.64%(f)      0.77%       0.67%       0.90%       1.19%       1.17%
Ratio of expenses to average net assets before
  expense waivers (e)                                        0.64%(f)      0.77%       0.67%       0.92%       1.21%       1.17%
Ratio of net investment income to average net assets         3.05%(f)      1.91%       2.10%       1.83%       1.18%       1.41%
Portfolio turnover                                           9.72%(d)     15.95%      15.60%      13.93%      55.17%      48.98%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Calculation based on average shares outstanding.
(b) Rounds to less than $0.01.
(c) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(d) Not annualized.
(e) The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles;
    such fees and expenses are reflected in the fund's total return.
(f) Annualized.

See accompanying Notes to Financial Statements.

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TIFF US EQUITY FUND -- FUND EXPENSES (UNAUDITED)JUNE 30, 2008

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

                                   BEGINNING       ENDING         EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE        THE PERIOD *
                                    1/1/08        6/30/08      1/1/08-6/30/08
--------------------------------------------------------------------------------
1) Actual                           $1,000       $  868.00         $2.69
2) Hypothetical                     $1,000       $1,021.98         $2.92
--------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio of 0.58% (calculated over a six-month period, which may differ from the fund's actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period). THE EXPENSE RATIO DOES NOT INCLUDE THE FEES AND EXPENSES ASSOCIATED WITH INVESTMENTS MADE IN COMMINGLED INVESTMENT VEHICLES; SUCH FEES AND EXPENSES ARE REFLECTED IN THE FUND'S TOTAL RETURN.

-----------------------------------------------------------------------------------------------------------------------------------

TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS                                                                           JUNE 30, 2008

                                                          Six Months
                                                            Ended           Year        Year        Year        Year        Year
                                                           6/30/08         Ended       Ended       Ended       Ended       Ended
                                                         (unaudited)      12/31/07    12/31/06    12/31/05    12/31/04    12/31/03
For a share outstanding throughout each period
Net asset value, beginning of period                      $  13.39      $  14.90    $  14.07    $  14.49    $  12.95    $   9.59
                                                          -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         0.02          0.11        0.10        0.07(a)     0.07        0.02
Net realized and unrealized gain (loss) on investmentss      (1.79)         0.33        2.35        0.88        1.57        3.36
                                                          -------------------------------------------------------------------------
Total from investment operations                             (1.77)         0.44        2.45        0.95        1.64        3.38
                                                          -------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                        (0.03)        (0.14)      (0.10)      (0.17)      (0.11)      (0.02)
Net realized gains                                              --         (1.82)      (1.53)      (1.21)         --
--
                                                          -------------------------------------------------------------------------
Total distributions                                          (0.03)        (1.96)      (1.63)      (1.38)      (0.11)      (0.02)
                                                          -------------------------------------------------------------------------
Entry/exit fee per share (b)                                    --(c)       0.01        0.01        0.01        0.01          --(c)
                                                          -------------------------------------------------------------------------
Net asset value, end of period                            $  11.59      $  13.39    $  14.90    $  14.07    $  14.49    $  12.95
                                                          =========================================================================
TOTAL RETURN }D{                                           (13.20%)(e)     2.84%      17.68%       6.71%      12.75%      35.24%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                       $190,671      $227,588    $216,369    $199,339    $229,770    $232,498
Ratio of expenses to average net assets (f)                  0.58%(g)      0.73%       0.74%       0.72%       0.73%       0.85%
Ratio of expenses to average net assets before
  expense waivers (f)                                        0.58%(g)      0.73%       0.74%       0.73%       0.74%       0.85%
Ratio of net investment income to average net assets         0.48%(g)      0.56%       0.63%       0.48%(a)    0.48%       0.19%
Portfolio turnover                                          14.74%(e)     37.54%      34.50%      32.85%      57.49%      60.32%
----------------------------------------------------------------------------------------------------------------------------------

(a) Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.21%.
(b) Calculation based on average shares outstanding.
(c) Rounds to less than $0.01.
(d) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(e) Not annualized.
(f) The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles;
    such fees and expenses are reflected in the fund's total return.
(g) Annualized.

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------

TIFF SHORT-TERM FUND -- FUND EXPENSES (UNAUDITED)JUNE 30, 2008

As a shareholder of a fund, you incur two types of costs: (1) transactions costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                   BEGINNING       ENDING         EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE        THE PERIOD *
                                    1/1/08        6/30/08      1/1/08-6/30/08
-----------------------------------------------------------------------------
1) Actual                           $1,000       $1,012.80         $1.00
2) Hypothetical                     $1,000       $1,023.87         $1.01
-----------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio of 0.20% (calculated over a six-month period, which may differ from the fund's actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

-----------------------------------------------------------------------------------------------------------------------------------

TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS                                                                          JUNE 30, 2008
                                                           Six Months
                                                             Ended           Year        Year        Year        Year       Year
                                                            6/30/08         Ended       Ended       Ended       Ended      Ended
                                                          (unaudited)      12/31/07    12/31/06    12/31/05    12/31/04    12/31/03
For a share outstanding throughout each period
Net asset value, beginning of period                       $   9.78      $   9.74     $  9.76    $   9.79     $  9.83     $   9.97
                                                           -----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.11          0.44        0.47        0.31        0.12         0.16
Net realized and unrealized gain (loss) on investments         0.01          0.04       (0.02)      (0.03)      (0.03)       (0.07)
                                                           -----------------------------------------------------------------------
Total from investment operations                               0.12          0.48        0.45        0.28        0.09         0.09
                                                           -----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                         (0.11)        (0.44)      (0.47)      (0.31)      (0.13)       (0.23)
                                                           -----------------------------------------------------------------------
Net asset value, end of period                             $   9.79      $   9.78     $  9.74    $   9.76     $  9.79     $   9.83
                                                           =======================================================================
TOTAL RETURN (a)                                              1.28%(b)      5.03%       4.72%       2.93%       0.92%        0.88%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                        $143,067      $159,546     $99,244    $116,943     $91,073     $128,660
Ratio of expenses to average net assets                       0.20%(c)      0.21%       0.19%       0.21%       0.31%        0.35%
Ratio of expenses to average net assets before
  expense waivers                                             0.20%(c)      0.21%       0.19%       0.21%       0.36%        0.39%
Ratio of net investment income to average net assets          2.30%(c)      4.53%       4.64%       3.12%       1.19%        1.76%
Portfolio turnover                                               --(d)         --(d)       --(d)       --(d)       --(d)   288.22%
----------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment. For certain periods, total return would have been lower had certain expenses not been waived.
(b) Not annualized.
(c) Annualized.
(d) Due to a change in investment policies the fund no longer purchases or sells securities with greater than one year to maturity; therefore under SEC rules for the calculation of portfolio turnover, the transactions entered into by the fund do not constitute portfolio turnover.

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------

                                                        TIFF INVESTMENT PROGRAM

                                    [LOGO]
                              FINANCIAL STATEMENTS
                                      AND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

TIFF MULTI-ASSET FUND/SCHEDULE OF INVESTMENTS (UNAUDITED)*                                           JUNE 30, 2008

                                                                                  NUMBER
                                                                                 OF SHARES             VALUE

INVESTMENTS -- 105.2% OF NET ASSETS

COMMON STOCKS -- 32.9%

US COMMON STOCKS -- 15.8%

AEROSPACE AND DEFENSE -- 0.2%
AAR Corp. (a)                                                                       100,000         $    1,353,000
Boeing Co.                                                                            8,100                532,331
L-3 Communications Holdings, Inc.                                                     5,300                481,611
Lockheed Martin Corp.                                                                 7,400                730,084
Northrop Grumman Corp.                                                               13,784                922,150
Raytheon Co.                                                                         22,000              1,238,160
                                                                                                    --------------
                                                                                                         5,257,336
                                                                                                    --------------

AIRLINES -- 0.0%
AMR Corp. (a)                                                                        88,800                454,656
Northwest Airlines Corp. (a)                                                         77,300                514,818
US Airways Group, Inc. (a)                                                           50,300                125,750
                                                                                                    --------------
                                                                                                         1,095,224
                                                                                                    --------------

AUTOMOBILES -- 0.0%
Fleetwood Enterprises, Inc. (a)                                                     232,900                610,198
                                                                                                    --------------

BEVERAGES -- 0.0%
Constellation Brands, Inc., Class A (a)                                              12,400                246,264
Molson Coors Brewing Co., Class B                                                     4,100                222,753
PepsiCo, Inc.                                                                         8,200                521,438
                                                                                                    --------------
                                                                                                           990,455
                                                                                                    --------------

BIOTECHNOLOGY -- 0.0%
Amgen, Inc. (a)                                                                      13,400                631,944
Biogen Idec, Inc. (a)                                                                 6,100                340,929
Gilead Sciences, Inc. (a)                                                             4,100                217,095
                                                                                                    --------------
                                                                                                         1,189,968
                                                                                                    --------------

BUILDING PRODUCTS -- 0.1%
Armstrong World Industries, Inc.                                                     72,500              2,118,450
                                                                                                    --------------

CAPITAL MARKETS -- 0.1%
Ameriprise Financial, Inc.                                                           11,600                471,772
Charles Schwab Corp. (The)                                                           29,300                601,822
Franklin Resources, Inc.                                                              5,100                467,415
Goldman Sachs Group, Inc.                                                             4,400                769,560
Merrill Lynch & Co., Inc.                                                            24,299                770,521
TD Ameritrade Holding Corp. (a)                                                      12,600                227,934
                                                                                                    --------------
                                                                                                         3,309,024
                                                                                                    --------------

CHEMICALS -- 0.2%
Dow Chemical Co. (The)                                                               12,300                429,393
Nalco Holding Co.                                                                   116,500              2,463,975
Scotts Miracle-Gro Co. (The), Class A                                                53,200                934,724
Valspar Corp.                                                                       124,000              2,344,840
                                                                                                    --------------
                                                                                                         6,172,932
                                                                                                    --------------

COMMERCIAL BANKS -- 0.1%
Fifth Third Bancorp                                                                  12,200                124,196
Preferred Bank/Los Angeles CA                                                        91,765                475,343
Regions Financial Corp.                                                              37,800                412,398
South Financial Group, Inc. (The)                                                   132,000                517,440
Wachovia Corp.                                                                      131,500              2,042,195
                                                                                                    --------------
                                                                                                         3,571,572
                                                                                                    --------------

COMMERCIAL SERVICES & SUPPLIES -- 0.2%
Pitney Bowes, Inc.                                                                   47,800              1,629,980
Viad Corp.                                                                           52,000              1,341,080
Watson, Wyatt Worldwide, Inc., Class A                                               41,100              2,173,779
                                                                                                    --------------
                                                                                                         5,144,839
                                                                                                    --------------

COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc. (a)                                                              18,300                425,658
EMS Technologies, Inc. (a)                                                           57,592              1,257,809
Juniper Networks, Inc. (a)                                                            8,100                179,658
QUALCOMM, Inc.                                                                        5,200                230,724
                                                                                                    --------------
                                                                                                         2,093,849
                                                                                                    --------------

COMPUTERS & PERIPHERALS -- 0.3%
Dell, Inc. (a)                                                                       15,800                345,704
Hewlett-Packard Co.                                                                  88,500              3,912,585
International Business Machines Corp. (IBM)                                           4,600                545,238
QLogic Corp. (a)                                                                    100,000              1,459,000
Sun Microsystems, Inc. (a)                                                          130,288              1,417,533
                                                                                                    --------------
                                                                                                         7,680,060
                                                                                                    --------------

CONSTRUCTION & ENGINEERING -- 0.1%
KBR, Inc.                                                                            70,000              2,443,700
                                                                                                    --------------

CONSUMER FINANCE -- 0.0%
American Express Co.                                                                 20,800                783,536
Capital One Financial Corp.                                                          11,800                448,518
                                                                                                    --------------
                                                                                                         1,232,054
                                                                                                    --------------

DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                                                    66,800              2,650,624
                                                                                                    --------------

DIVERSIFIED CONSUMER SERVICES -- 0.1%
DeVry, Inc.                                                                          15,400                825,748
ITT Educational Services, Inc. (a)                                                   20,000              1,652,600
                                                                                                    --------------
                                                                                                         2,478,348
                                                                                                    --------------

DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Bank of America Corp.                                                               138,900              3,315,543
Citigroup, Inc.                                                                     223,400              3,744,184
J.G. Wentworth Inc. (a) (b)                                                          30,400                364,800
JPMorgan Chase & Co.                                                                 21,514                738,145
Moody's Corp.                                                                        39,800              1,370,712
                                                                                                    --------------
                                                                                                         9,533,384
                                                                                                    --------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
AT&T, Inc.                                                                           25,837                870,449
Cincinnati Bell, Inc. (a)                                                           250,700                997,786
FairPoint Communications, Inc.                                                        2,195                 15,826
General Communications, Inc., Class A (a)                                           292,615              2,010,265
Level 3 Communications, Inc. (a)                                                    226,900                669,355
Verizon Communications, Inc.                                                        126,500              4,478,100
                                                                                                    --------------
                                                                                                         9,041,781
                                                                                                    --------------

ELECTRIC UTILITIES -- 0.0%
Edison International                                                                  9,600                493,248
FirstEnergy Corp.                                                                     8,200                675,106
                                                                                                    --------------
                                                                                                         1,168,354
                                                                                                    --------------

ELECTRICAL EQUIPMENT -- 0.2%
Baldor Electric Co.                                                                  60,800              2,126,784
Rockwell Automation, Inc.                                                             5,600                244,888
Superior Essex, Inc. (a)                                                             64,914              2,897,112
                                                                                                    --------------
                                                                                                         5,268,784
                                                                                                    --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Checkpoint Systems, Inc. (a)                                                        163,129              3,406,134
Rogers Corp. (a)                                                                     40,000              1,503,600
                                                                                                    --------------
                                                                                                         4,909,734
                                                                                                    --------------

ENERGY EQUIPMENT & SERVICES -- 0.6%
Baker Hughes, Inc.                                                                   53,600              4,681,424
Cal Dive International, Inc. (a)                                                    178,000              2,543,620
Halliburton Co.                                                                      82,900              4,399,503
Parker Drilling Co. (a)                                                             142,500              1,426,425
Transocean, Inc. (a)                                                                 14,045              2,140,318
W-H Energy Services, Inc. (a)                                                        15,000              1,436,100
                                                                                                    --------------
                                                                                                        16,627,390
                                                                                                    --------------

FOOD & STAPLES RETAILING -- 0.4%
Costco Wholesale Corp.                                                              108,800              7,631,232
Kroger Co. (The)                                                                     88,800              2,563,656
Safeway, Inc.                                                                         7,100                202,705
Sysco Corp.                                                                          18,900                519,939
                                                                                                    --------------
                                                                                                        10,917,532
                                                                                                    --------------

FOOD PRODUCTS -- 0.3%
Archer-Daniels-Midland Co.                                                            8,300                280,125
ConAgra Foods, Inc.                                                                 141,800              2,733,904
General Mills, Inc.                                                                  10,500                638,085
H.J. Heinz Co.                                                                       65,000              3,110,250
                                                                                                    --------------
                                                                                                         6,762,364
                                                                                                    --------------

GAS UTILITIES -- 0.1%
Equitable Resources, Inc.                                                            27,700              1,912,962
                                                                                                    --------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Accuray, Inc. (a)                                                                   115,494                841,951
Cooper Companies, Inc. (The)                                                         76,500              2,841,975
Kinetic Concepts, Inc. (a)                                                           75,000              2,993,250
                                                                                                    --------------
                                                                                                         6,677,176
                                                                                                    --------------

HEALTH CARE PROVIDERS & SERVICES -- 0.5%
AmerisourceBergen Corp.                                                               9,100                363,909
Brookdale Senior Living, Inc.                                                        60,000              1,221,600
Cardinal Health, Inc.                                                                10,800                557,064
CIGNA Corp.                                                                           5,400                191,106
Express Scripts, Inc. (a)                                                             7,900                495,488
Health Management Associates, Inc., Class A (a)                                      42,400                276,024
LifePoint Hospitals, Inc. (a)                                                        84,000              2,377,200
Lincare Holdings, Inc. (a)                                                           90,000              2,556,000
McKesson Corp.                                                                       10,000                559,100
Medco Health Solutions, Inc. (a)                                                      6,700                316,240
Sunrise Senior Living, Inc. (a)                                                     140,400              3,156,192
UnitedHealth Group, Inc.                                                             17,500                459,375
                                                                                                    --------------
                                                                                                        12,529,298
                                                                                                    --------------

HOTELS, RESTAURANTS & LEISURE -- 0.1%
California Pizza Kitchen, Inc. (a)                                                  100,000              1,119,000
MGM Mirage (a)                                                                       19,000                643,910
Ruby Tuesday, Inc.                                                                  144,800                781,920
Yum! Brands, Inc.                                                                    15,600                547,404
                                                                                                    --------------
                                                                                                         3,092,234
                                                                                                    --------------

HOUSEHOLD DURABLES -- 0.3%
American Greetings Corp., Class A                                                    88,500              1,092,090
California Coastal Communities, Inc. (a)                                             91,800                350,676
Centex Corp.                                                                         44,200                590,954
KB Home                                                                              59,000                998,870
Lennar Corp., Class A                                                               132,000              1,628,880
Pulte Homes, Inc.                                                                    70,500                678,915
Toll Brothers, Inc. (a)                                                             104,900              1,964,777
                                                                                                    --------------
                                                                                                         7,305,162
                                                                                                    --------------

HOUSEHOLD PRODUCTS -- 0.0%
Kimberly-Clark Corp.                                                                  7,900                472,262
Procter & Gamble Co.                                                                 10,800                656,748
                                                                                                    --------------
                                                                                                         1,129,010
                                                                                                    --------------

INDUSTRIAL CONGLOMERATES -- 0.2%
3M Co.                                                                               29,900              2,080,741
General Electric Co.                                                                155,800              4,158,302
                                                                                                    --------------
                                                                                                         6,239,043
                                                                                                    --------------

INSURANCE -- 0.6%
Aflac, Inc.                                                                           4,500                282,600
Allstate Corp. (The)                                                                 12,000                547,080
Berkshire Hathaway, Inc., Class B (a)                                                 1,201              4,818,412
Brown & Brown, Inc.                                                                 125,000              2,173,750
Chubb Corp.                                                                          11,200                548,912
Hilb, Rogal & Hobbs Co.                                                              80,000              3,476,800
MBIA, Inc.                                                                           91,000                399,490
Mercury General Corp.                                                                17,700                826,944
MetLife, Inc.                                                                         9,500                501,315
Progressive Corp. (The)                                                              19,000                355,680
Travelers Companies, Inc. (The)                                                      14,500                629,300
                                                                                                    --------------
                                                                                                        14,560,283
                                                                                                    --------------

INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)                                                                 25,100              1,840,583
Blue Nile, Inc. (a)                                                                  34,000              1,445,680
Liberty Media Holding Corp., Interactive, Series A (Tracking Stock) (a) (c)          47,750                704,790
Priceline.com, Inc. (a)                                                              27,500              3,175,150
                                                                                                    --------------
                                                                                                         7,166,203
                                                                                                    --------------

INTERNET SOFTWARE & SERVICES -- 0.1%
eBay, Inc. (a)                                                                       62,300              1,702,659
                                                                                                    --------------

IT SERVICES -- 0.2%
Automatic Data Processing, Inc.                                                      14,500                607,550
CACI International, Inc., Class A (a)                                                41,200              1,885,724
DST Systems, Inc. (a)                                                                15,900                875,295
Forrester Research, Inc. (a)                                                          8,800                271,744
Gartner Group, Inc., Class A (a)                                                    128,093              2,654,087
                                                                                                    --------------
                                                                                                         6,294,400
                                                                                                    --------------

MACHINERY -- 0.1%
Caterpillar, Inc.                                                                     7,100                524,122
Cummins, Inc.                                                                         7,900                517,608
Parker-Hannifin Corp.                                                                 7,300                520,636
                                                                                                    --------------
                                                                                                         1,562,366
                                                                                                    --------------

MEDIA -- 1.1%
Cablevision Systems Corp. (a)                                                       308,500              6,972,100
CBS Corp., Class A                                                                   18,100                352,588
CBS Corp., Class B                                                                  111,300              2,169,237
Clear Channel Communications, Inc.                                                  106,000              3,731,200
Cox Radio, Inc. (a)                                                                 100,000              1,180,000
DIRECTV Group, Inc. (The) (a)                                                        23,900                619,249
Discovery Holding Co., Class A (a)                                                   54,000              1,185,840
John Wiley & Sons, Inc., Class A                                                     10,000                450,300
Liberty Global, Inc., Class A (a)                                                   101,267              3,182,822
Liberty Global, Inc., Class C (a)                                                    88,567              2,688,894
Liberty Media Corp., Entertainment, Series A (Tracking Stock) (a) (c)                38,200                925,586
Liberty Media Holding Corp., Capital, Series A (Tracking Stock) (a) (c)               9,550                137,520
Live Nation, Inc. (a)                                                               221,000              2,338,180
News Corp., Class A                                                                  12,300                184,992
Primedia, Inc.                                                                       75,216                350,507
Sun-Times Media Group, Inc. (a)                                                      41,415                 20,293
Time Warner, Inc.                                                                    69,338              1,026,202
Viacom, Inc., Class B (a)                                                            10,200                311,508
Walt Disney Co. (The)                                                                18,000                561,600
                                                                                                    --------------
                                                                                                        28,388,618
                                                                                                    --------------

METALS & MINING -- 0.5%
Alcoa, Inc.                                                                         135,600              4,830,072
Freeport-McMoRan Copper & Gold, Inc.                                                 38,000              4,453,220
Haynes International, Inc. (a)                                                       42,500              2,445,875
Nucor Corp.                                                                           8,000                597,360
United States Steel Corp.                                                             1,200                221,736
                                                                                                    --------------
                                                                                                        12,548,263
                                                                                                    --------------

MULTI-UTILITIES -- 0.0%
Public Service Enterprise Group, Inc.                                                14,400                661,392
                                                                                                    --------------

MULTILINE RETAIL -- 0.1%
Macy's, Inc.                                                                         12,500                242,750
Saks, Inc. (a)                                                                      163,600              1,796,328
                                                                                                    --------------
                                                                                                         2,039,078
                                                                                                    --------------

OFFICE ELECTRONICS -- 0.2%
Xerox Corp.                                                                         166,800              2,261,808
Zebra Technologies Corp., Class A (a)                                                75,000              2,448,000
                                                                                                    --------------
                                                                                                         4,709,808
                                                                                                    --------------

OIL, GAS & CONSUMABLE FUELS -- 3.1%
Berry Petroleum Co., Class A                                                         20,000              1,177,600
Chevron Corp.                                                                        77,100              7,642,923
ConocoPhillips                                                                       53,968              5,094,040
Consol Energy, Inc.                                                                  79,700              8,955,889
Denbury Resources, Inc. (a)                                                          93,200              3,401,800
Devon Energy Corp.                                                                   19,400              2,331,104
EOG Resources, Inc.                                                                  80,400             10,548,480
Exxon Mobil Corp.                                                                    84,260              7,425,834
Forest Oil Corp. (a)                                                                 30,000              2,235,000
Marathon Oil Corp.                                                                  101,713              5,275,853
Murphy Oil Corp.                                                                      6,700                656,935
Newfield Exploration Co. (a)                                                         48,800              3,184,200
Noble Energy, Inc.                                                                   29,000              2,916,240
Occidental Petroleum Corp.                                                            9,100                817,726
Peabody Energy Corp.                                                                 52,800              4,649,040
Stone Energy Corp. (a)                                                               32,506              2,142,470
Valero Energy Corp.                                                                 113,300              4,665,694
XTO Energy, Inc.                                                                     93,457              6,402,739
                                                                                                    --------------
                                                                                                        79,523,567
                                                                                                    --------------

PAPER & FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co.                                                                     25,300              1,293,842
                                                                                                    --------------

PHARMACEUTICALS -- 0.5%
Bristol-Myers Squibb Co.                                                             10,500                215,565
Forest Laboratories, Inc. (a)                                                         6,700                232,758
Johnson & Johnson                                                                    10,700                688,438
Merck & Co., Inc.                                                                    59,800              2,253,862
Pfizer, Inc.                                                                        220,300              3,848,641
Salix Pharmaceuticals Ltd. (a)                                                       95,000                667,850
Schering-Plough Corp.                                                                 8,700                171,303
Wyeth                                                                                94,600              4,537,016
                                                                                                    --------------
                                                                                                        12,615,433
                                                                                                    --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.3%
Apartment Investment & Management Co.                                                15,798                538,080
AvalonBay Communities, Inc.                                                          29,400              2,621,304
Digital Realty Trust, Inc.                                                           49,600              2,029,136
General Growth Properties, Inc.                                                     224,300              7,857,229
Gramercy Capital Corp.                                                               83,687                969,932
Kilroy Realty Corp.                                                                  23,500              1,105,205
Maguire Properties, Inc.                                                             59,600                725,332
Potlatch Corp.                                                                       27,600              1,245,312
PS Business Parks, Inc.                                                              18,900                975,240
Public Storage                                                                       21,300              1,720,827
Rayonier Inc.                                                                        42,500              1,804,550
Simon Property Group, Inc.                                                           54,900              4,934,961
SL Green Realty Corp.                                                                44,200              3,656,224
Vornado Realty Trust                                                                 26,100              2,296,800
                                                                                                    --------------
                                                                                                        32,480,132
                                                                                                    --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group Inc., Class A (a)                                             43,500                835,200
Tejon Ranch Co. (a)                                                                  14,500                522,870
                                                                                                    --------------
                                                                                                         1,358,070
                                                                                                    --------------

ROAD & RAIL -- 0.3%
Avis Budget Group, Inc. (a)                                                         271,200              2,269,944
CSX Corp.                                                                            10,600                665,786
Kansas City Southern (a)                                                             78,000              3,431,220
Norfolk Southern Corp.                                                                8,300                520,161
                                                                                                    --------------
                                                                                                         6,887,111
                                                                                                    --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
Analog Devices, Inc.                                                                  6,300                200,151
Cabot Microelectronics Corp. (a)                                                     71,000              2,353,650
LSI Corp. (a)                                                                       198,372              1,218,004
Texas Instruments, Inc.                                                              23,400                658,944
                                                                                                    --------------
                                                                                                         4,430,749
                                                                                                    --------------

SOFTWARE -- 0.6%
Adobe Systems, Inc. (a)                                                              13,400                527,826
Jack Henry & Associates, Inc.                                                       100,000              2,164,000
Manhattan Associates, Inc. (a)                                                       39,200                930,216
Microsoft Corp.                                                                     259,700              7,144,347
Oracle Corp. (a)                                                                    127,400              2,675,400
Parametric Technology Corp. (a)                                                     140,276              2,338,401
Symantec Corp. (a)                                                                   29,300                566,955
                                                                                                    --------------
                                                                                                        16,347,145
                                                                                                    --------------

SPECIALTY RETAIL -- 0.4%
Aaron Rents, Inc.                                                                   114,000              2,545,620
Best Buy Co., Inc.                                                                    8,900                352,440
Blockbuster, Inc., Class B (a)                                                       97,000                195,940
Circuit City Stores, Inc.                                                             6,400                 18,496
Gap, Inc. (The)                                                                      24,200                403,414
PetSmart, Inc.                                                                      120,500              2,403,975
Sally Beauty Holdings, Inc. (a)                                                     228,000              1,472,880
Sherwin-Williams Co. (The)                                                            1,000                 45,930
Zale Corp. (a)                                                                      135,000              2,550,150
                                                                                                    --------------
                                                                                                         9,988,845
                                                                                                    --------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Coach, Inc. (a)                                                                      15,400                444,752
Hanes Brands, Inc. (a)                                                               25,100                681,214
Nike, Inc., Class B                                                                   5,400                321,894
                                                                                                    --------------
                                                                                                         1,447,860
                                                                                                    --------------

THRIFTS & MORTGAGE FINANCE -- 0.1%
Countrywide Financial Corp.                                                          27,800                118,150
Downey Financial Corp.                                                               66,362                183,823
Hudson City Bancorp, Inc.                                                            17,300                288,564
MGIC Investment Corp.                                                                34,800                212,628
Washington Mutual, Inc.                                                             133,700                659,141
                                                                                                    --------------
                                                                                                         1,462,306
                                                                                                    --------------

TOBACCO -- 0.1%
Altria Group, Inc.                                                                   31,200                641,472
Philip Morris International, Inc.                                                    31,200              1,540,968
                                                                                                    --------------
                                                                                                         2,182,440
                                                                                                    --------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
American Tower Corp., Class A (a)                                                    55,100              2,327,975
NII Holdings, Inc., Class B (a)                                                      39,400              1,871,106
Sprint Nextel Corp.                                                                  35,200                334,400
                                                                                                    --------------
                                                                                                         4,533,481
                                                                                                    --------------
Total US Common Stocks
  (Cost $387,968,144)                                                                                  405,336,892
                                                                                                    --------------

FOREIGN COMMON STOCKS -- 17.1%

AUSTRALIA -- 0.7%
Alumina Ltd.                                                                        708,908              3,206,621
Amcor Ltd.                                                                          312,105              1,509,462
Australia and New Zealand Banking Group Ltd.                                         29,557                529,168
Caltex Australia Ltd.                                                                14,108                176,859
Foster's Group Ltd.                                                                 308,892              1,499,413
Iluka Resources Ltd.                                                                 15,367                 69,316
National Australia Bank Ltd.                                                         71,056              1,800,129
Santos Ltd.                                                                          44,042                907,432
Telstra Corp. Ltd.                                                                  766,345              3,112,463
Tishman Speyer Office Fund                                                        1,151,089              1,497,824
Valad Property Group                                                                650,600                416,842
Westfield Group                                                                     151,000              2,352,590
                                                                                                    --------------
                                                                                                        17,078,119
                                                                                                    --------------

AUSTRIA -- 0.0%
BWIN Interactive Entertainment AG (a)                                                 1,820                 50,637
Oesterreichische Post AG                                                              3,951                150,118
                                                                                                    --------------
                                                                                                           200,755
                                                                                                    --------------

BELGIUM -- 0.1%
Fortis - XLON Shares                                                                 98,332              1,562,098
Fortis - XPLU Shares                                                                  6,735                106,894
Fortis, Strip VVPR (a) (b)                                                           39,332                    619
InBev NV                                                                              3,323                229,690
                                                                                                    --------------
                                                                                                         1,899,301
                                                                                                    --------------

BERMUDA -- 0.0%
Lazard Ltd., Class A                                                                 34,000              1,161,100
                                                                                                    --------------

BRAZIL -- 0.8%
All America Latina Logistica SA (UNIT) (b)                                           53,100                683,334
Cia Vale do Rio Doce - SPADR                                                        323,300              9,647,272
Companhia de Concessoes Rodoviarias                                                  60,800              1,201,891
Petroleo Brasileiro SA - ADR                                                        124,200              8,797,086
                                                                                                    --------------
                                                                                                        20,329,584
                                                                                                    --------------

CANADA -- 2.7%
AbitibiBowater, Inc. (a)                                                             44,015                412,222
Ace Aviation Holdings, Inc., Class A (a)                                             45,300                713,019
Aeroplane Income Fund Registered, Class D (b) (d) (e)                                20,305                343,494
Barrick Gold Corp.                                                                   45,416              2,066,428
BCE, Inc.                                                                            28,272                985,652
Bell Aliant Regional Communications Income Fund (b) (d) (e)                           1,558                 44,431
Boardwalk Real Estate Investment Trust                                               77,000              2,880,798
Bombardier, Inc., Class B (a)                                                       844,200              6,134,669
BPO Properties Ltd. (b) (k)                                                          16,700                843,434
Brookfield Properties Corp. (k)                                                      44,100                784,539
Cameco Corp.                                                                         97,500              4,179,825
Canadian Natural Resources Ltd.                                                      98,100              9,701,289
Catalyst Paper Corp. (a)                                                            233,614                254,302
EnCana Corp.                                                                         91,900              8,414,028
Fraser Papers, Inc. (a)                                                              66,980                126,117
Imperial Oil Ltd.                                                                    56,700              3,122,754
Jazz Air Income Fund (b) (d) (e)                                                      8,875                 49,262
Nexen, Inc.                                                                          11,100                441,225
Nortel Networks Corp. (a)                                                            14,900                122,478
Onex Corp.                                                                           16,800                494,757
Penn West Energy Trust                                                               35,000              1,184,400
Petro-Canada - NYSE Shares                                                            9,700                540,775
Petro-Canada - TSE Shares                                                            56,942              3,189,132
Rogers  Communications,  Inc., Class B - NYSE Shares                                  5,500                212,630
Rogers  Communications,  Inc., Class B - TSE Shares                                 149,400              5,796,081
Suncor Energy, Inc.                                                                 100,168              5,815,383
Talisman Energy, Inc.                                                               223,700              4,953,561
Teck Cominco Ltd., Class B                                                           37,200              1,793,786
Ultra Petroleum Corp. (a)                                                            29,800              2,926,360
                                                                                                    --------------
                                                                                                        68,526,832
                                                                                                    --------------

CAYMAN ISLANDS -- 0.0%
Seagate Technology                                                                   19,200                367,296
                                                                                                    --------------

CHINA -- 0.1%
Asustek Computer, Inc. - GDR Registered                                              45,015                609,953
E-House China Holdings Ltd. - ADS (a)                                                68,400                777,024
Tsingtao Brewery Co. Ltd., Class H                                                  324,000                661,165
                                                                                                    --------------
                                                                                                         2,048,142
                                                                                                    --------------

DENMARK -- 0.2%
Bang & Olufsen A/S, Class B                                                           2,000                 80,705
Coloplast A/S, Class B                                                                6,500                566,287
Danske Bank A/S                                                                       4,374                125,478
GN Store Nord A/S (GN Great Nordic) (a)                                              84,389                402,647
Novo Nordisk A/S, Class B                                                             3,225                212,481
Vestas Wind Systems A/S (a)                                                          13,923              1,816,636
William Demant Holding (a)                                                           11,200                736,267
                                                                                                    --------------
                                                                                                         3,940,502
                                                                                                    --------------

FINLAND -- 0.2%
Metso Oyj                                                                            22,208              1,004,748
Nokia Oyj                                                                             9,800                240,062
Sampo Oyj, Class A                                                                   41,520              1,043,578
Tietoenator Oyj                                                                      12,545                260,774
UPM-Kymmene Oyj                                                                      69,968              1,137,454
Wartsila Oyj Corp.                                                                    2,467                154,417
                                                                                                    --------------
                                                                                                         3,841,034
                                                                                                    --------------

FRANCE -- 0.9%
Alcatel Lucent - SPADR (a)                                                           96,567                583,265
Atos Origin SA                                                                        4,567                251,326
AXA SA                                                                               23,648                697,014
BNP Paribas                                                                           9,491                850,321
Carrefour SA                                                                         48,420              2,730,371
Compagnie de Saint-Gobain                                                             3,299                205,902
France Telecom SA                                                                    37,825              1,110,355
Lagardere S.C.A                                                                       2,054                116,737
Legrand SA                                                                           19,153                480,607
Neopost SA                                                                            6,304                665,765
Renault SA                                                                           14,307              1,170,516
SA des Ciments Vicat                                                                  1,846                145,242
Sanofi-Aventis                                                                        9,177                610,505
SCOR SE                                                                              18,102                412,514
Societe BIC SA                                                                        2,757                144,035
Societe Generale, Class A                                                            24,062              2,071,470
Suez SA, Strip VVPR (a) (b)                                                          10,248                    161
Thales SA                                                                            11,937                679,119
Total SA                                                                             65,309              5,567,648
Total SA - SPADR                                                                     64,600              5,508,442
                                                                                                    --------------
                                                                                                        24,001,315
                                                                                                    --------------

GERMANY -- 0.5%
BASF SE                                                                              20,068              1,382,037
Bayer AG                                                                              1,830                153,709
Bayerische Motoren Werke AG                                                           9,229                442,896
Continental AG                                                                        1,570                160,845
Daimler AG Registered                                                                15,938                983,816
Deutsche Bank AG Registered                                                           2,142                184,546
Deutsche Post AG                                                                     14,119                368,329
Deutsche Telekom AG                                                                  92,308              1,509,232
E.ON AG                                                                               8,001              1,611,221
Franconofurt AG                                                                      11,370                 70,781
Fresenius Medical Care AG & Co.                                                      27,073              1,490,773
RWE AG                                                                               26,928              3,396,956
Siemens AG Registered                                                                 2,356                260,892
Vivacon AG                                                                           67,800                644,326
                                                                                                    --------------
                                                                                                        12,660,357
                                                                                                    --------------

HONG KONG -- 0.7%
Asia Satellite Telecommunications Holdings Ltd.                                      31,000                 47,542
China Mobile Ltd.                                                                    93,500              1,251,278
Esprit Holdings Ltd.                                                                  7,300                 75,982
First Pacific Co.                                                                 2,038,000              1,284,550
Genting International plc (a)                                                       175,430                 74,867
Henderson Land Development Co.                                                      207,000              1,287,854
Hong Kong & Shanghai Hotels Ltd. (The)                                              864,585              1,309,933
Hong Kong Aircraft Engineering Co. Ltd.                                              38,000                584,703
Hong Kong Electric Holdings Ltd.                                                    229,200              1,369,750
i-CABLE Communications Ltd.                                                       1,071,000                157,937
Midland Holdings Ltd.                                                               154,000                 95,332
New World Development Ltd.                                                        2,450,317              4,977,369
Next Media Ltd.                                                                     838,000                321,018
Polytec Asset Holdings Ltd.                                                       3,147,500                828,568
Silver Grant International Ltd.                                                     372,000                 58,140
SmarTone Telecommunications Holdings Ltd.                                           556,500                573,709
Sun Hung Kai Properties Ltd.                                                        104,300              1,412,048
Television Broadcasts Ltd.                                                          235,000              1,354,704
Wheelock & Co. Ltd.                                                                 323,000                864,562
                                                                                                    --------------
                                                                                                        17,929,846
                                                                                                    --------------

INDONESIA -- 0.1%
Bank Pan Indonesia Tbk PT (a)                                                    14,902,207              1,359,872
Citra Marga Nusaphala Persada Tbk PT                                                215,000                 31,061
Gudang Garam Tbk PT                                                                 230,000                161,113
Indofood Sukses Makmur Tbk PT                                                     2,340,000                611,387
Matahari Putra Prima Tbk PT                                                       4,034,800                232,709
Semen Gresik (Persero) Tbk PT                                                     2,357,500              1,025,764
                                                                                                    --------------
                                                                                                         3,421,908
                                                                                                    --------------

IRELAND -- 0.1%
Anglo Irish Bank Corp. plc                                                           11,428                107,779
Bank of Ireland                                                                      23,386                202,747
CRH plc                                                                               2,968                 85,801
DCC plc                                                                               5,857                145,655
Fyffes plc                                                                           80,014                 76,841
Independent News & Media plc                                                        189,170                463,775
Paddy Power plc                                                                       5,590                176,260
Total Produce plc                                                                    78,556                 69,261
                                                                                                    --------------
                                                                                                         1,328,119
                                                                                                    --------------

ITALY -- 0.4%
Banco Popolare Societa Cooperativa                                                   19,284                340,119
Eni SpA - SPADR                                                                      25,700              1,907,711
Fiat SpA                                                                             54,686                892,956
Finmeccanica SpA                                                                      5,920                154,626
Luxottica Group SpA - SPADR                                                          32,900                767,557
Luxottica Group SpA                                                                  11,412                266,770
Natuzzi SpA - SPADR (a)                                                               4,400                 14,036
Saipem SpA                                                                           36,555              1,712,360
Seat Pagine Gaille SpA (a)                                                        2,060,835                213,724
UniCredit SpA                                                                       696,378              4,242,558
                                                                                                    --------------
                                                                                                        10,512,417
                                                                                                    --------------

JAPAN -- 1.6%
Ajinomoto Co., Inc.                                                                  23,000                217,252
Alfresa Holdings Corp.                                                                3,800                271,629
Astellas Pharma, Inc.                                                                45,800              1,945,564
Bank of Yokohama Ltd. (The)                                                          31,000                213,820
Bridgestone Corp.                                                                    19,000                289,172
Canon, Inc.                                                                          53,900              2,762,916
Chiba Bank Ltd. (The)                                                                19,000                133,480
Dai Nippon Printing Co. Ltd.                                                         21,000                309,425
Denso Corp.                                                                           9,100                311,482
East Japan Railway Co.                                                                   82                667,433
FamilyMart Co. Ltd.                                                                  10,100                412,490
FUJIFILM Holdings Corp.                                                               3,800                130,116
Fujitsu Frontech Ltd.                                                                 4,600                 43,573
Fukuoka Financial Group, Inc.                                                        60,000                271,328
Hitachi Chemical Co. Ltd.                                                             8,100                167,842
Isetan Mitsukoshi Holdings Ltd. (a)                                                  15,400                164,635
JS Group Corp.                                                                       18,400                293,074
Kao Corp.                                                                            58,000              1,519,276
Kawasaki Heavy Industries Ltd.                                                      122,000                324,370
KDDI Corp.                                                                               71                439,563
Kinden Corp.                                                                         21,000                212,059
Kirin Holdings Co. Ltd.                                                               7,000                109,009
Kyowa Hakko Kogyo Co. Ltd.                                                           16,000                163,724
Marui Group Co. Ltd.                                                                 26,200                203,924
Matsushita Electric Works Ltd.                                                       43,114                439,006
Millea Holdings, Inc.                                                                54,100              2,105,731
Mitsubishi Corp.                                                                     17,500                575,820
Mitsubishi Tanabe Pharma Corp.                                                       23,000                301,050
Mitsubishi UFJ Financial Group, Inc.                                                 83,400                734,161
Mizuho Financial Group, Inc.                                                             75                347,308
Namco Bandai Holdings, Inc.                                                          24,350                276,085
NEC Corp.                                                                            71,000                372,858
Nintendo Co. Ltd.                                                                       600                337,681
Nippon Meat Packers, Inc.                                                            26,000                351,792
Nippon Oil Corp.                                                                     47,000                316,307
Nippon Suisan Kaisha Ltd.                                                            44,900                229,103
Nippon Telegraph & Telephone Corp.                                                      594              2,895,301
Nitto Denko Corp.                                                                    45,100              1,727,819
Noritake Co. Ltd.                                                                    10,000                 41,382
NTT Data Corp.                                                                           44                171,644
NTT DoCoMo, Inc.                                                                        198                290,372
Obayashi Corp.                                                                       16,000                 72,349
OMRON Corp.                                                                           6,800                146,796
Onward Holdings Co. Ltd.                                                             17,000                178,739
Ricoh Co. Ltd.                                                                       15,000                271,503
Ryosan Co. Ltd.                                                                       3,000                 64,256
Secom Co. Ltd.                                                                       10,400                506,362
Sekisui House Ltd.                                                                   27,000                251,530
Seven & I Holdings Co. Ltd.                                                         100,880              2,884,131
Shimizu Corp.                                                                        29,000                137,095
Shiseido Co. Ltd.                                                                     9,000                206,283
Sompo Japan Insurance, Inc.                                                          26,000                243,837
Sony Corp.                                                                           10,400                446,838
Sumitomo Electric Industries Ltd.                                                    22,200                282,739
Sumitomo Forestry Co. Ltd.                                                           26,000                213,964
Sumitomo Metal Industries Ltd.                                                      466,000              2,045,079
Sumitomo Mitsui Financial Group, Inc.                                                    79                592,672
Taiyo Nippon Sanso Corp.                                                             39,000                325,706
Takeda Pharmaceutical Co. Ltd.                                                       52,300              2,652,277
TDK Corp.                                                                             4,500                269,810
Tokyo Electric Power Co., Inc. (The)                                                  8,400                215,848
Tokyo Electron Ltd.                                                                   4,300                247,256
Tokyo Gas Co. Ltd.                                                                  150,000                603,500
Tokyo Ohka Kogyo Co. Ltd.                                                             5,200                 96,618
Toppan Forms Co. Ltd.                                                                16,200                193,837
Toyo Seikan Kaisha Ltd.                                                              13,200                233,531
Toyota Motor Corp.                                                                   13,400                630,307
West Japan Railway Co.                                                                  538              2,642,570
Yamatake Corp.                                                                        6,400                167,258
Yamato Holdings Co. Ltd.                                                             27,000                377,972
                                                                                                    --------------
                                                                                                        40,291,242
                                                                                                    --------------

LUXEMBOURG -- 0.2%
ArcelorMittal - LSE Shares                                                           24,089              2,377,887
ArcelorMittal - NYSE Shares                                                          39,239              3,887,408
                                                                                                    --------------
                                                                                                         6,265,295
                                                                                                    --------------

MALAYSIA -- 0.2%
AMMB Holdings Berhad                                                                780,875                762,054
British American Tobacco Malaysia Berhad                                             36,800                498,591
Bumiputra-Commerce Holdings Berhad                                                  646,669              1,585,413
Carlsberg Brewery Malaysia Berhad                                                    98,200                116,703
Malaysian Airline System Berhad (a)                                                 229,200                217,680
Multi-Purpose Holdings Berhad                                                       316,000                142,429
Resorts World Berhad                                                              1,754,300              1,397,572
Sime Darby Berhad                                                                   377,706              1,074,116
                                                                                                    --------------
                                                                                                         5,794,557
                                                                                                    --------------

MEXICO -- 0.0%
America Movil SA de CV, Series L - ADR                                                3,700                195,175
Telefonos  de Mexico SAB de CV, Series L - SPADR                                      2,600                 61,568
Telmex Internacional SAB de CV, Series L - ADR (a)                                    2,600                 41,860
                                                                                                    --------------
                                                                                                           298,603
                                                                                                    --------------

NETHERLANDS -- 0.6%
Akzo Nobel NV                                                                         2,957                202,443
Heineken NV                                                                          18,010                915,419
ING Groep NV - CVA                                                                  114,401              3,615,289
Koninklijke (Royal) KPN NV                                                           64,948              1,110,300
Koninklijke  (Royal) Philips Electronics NV                                          23,668                799,227
Koninklijke  Boskalis  Westminster  NV - CVA                                         19,641              1,050,754
Reed Elsevier NV                                                                     85,414              1,432,714
Royal Dutch Shell plc, Class A                                                      125,559              5,166,537
Royal Dutch Shell plc, Class B                                                       35,728              1,435,939
Wolters Kluwer NV                                                                    25,781                598,045
                                                                                                    --------------
                                                                                                        16,326,665
                                                                                                    --------------

NEW ZEALAND -- 0.0%
Telecom Corp. of New Zealand Ltd.                                                    57,550                156,131
                                                                                                    --------------

NORWAY -- 0.1%
DNB NOR ASA                                                                          41,150                521,654
StatoilHydro ASA                                                                     19,490                727,640
                                                                                                    --------------
                                                                                                         1,249,294
                                                                                                    --------------

PHILIPPINES (THE) -- 0.3%
ABS-CBN Holdings Corp.                                                            2,034,000                860,809
Ayala Corp.                                                                         438,409              2,525,049
Banco de Oro Unibank, Inc.                                                          164,300                157,115
Benpres Holdings Corp. (a)                                                        3,127,000                 72,300
DMCI Holdings, Inc.                                                               1,010,000                134,762
Globe Telecom, Inc.                                                                  88,010              2,311,032
Jollibee Foods Corp.                                                                546,200                419,481
                                                                                                    --------------
                                                                                                         6,480,547
                                                                                                    --------------

POLAND -- 0.0%
Bank Pekao SA                                                                        10,632                820,096
                                                                                                    --------------

RUSSIA -- 0.6%
Gazprom OAO - SPADR (a)                                                               2,850                165,300
LUKOIL - SPADR                                                                       77,000              7,592,200
Oao Gazprom - SPADR (a)                                                              96,450              5,583,158
Oao Rosneft Oil Co. - GDR (a)                                                       203,523              2,354,207
                                                                                                    --------------
                                                                                                        15,694,865
                                                                                                    --------------

SINGAPORE -- 0.8%
Allco  Commercial Real Estate Investment Trust - REIT                             1,142,100                638,338
CapitaMall Trust - REIT                                                           1,037,400              2,284,004
Great Eastern Holdings Ltd.                                                         147,000              1,826,809
GuocoLeisure Ltd. (a)                                                               868,000                490,865
Jardine Matheson Holdings Ltd.                                                      187,800              5,836,360
Jardine Strategic Holdings Ltd.                                                     256,500              4,379,913
Mandarin Oriental International Ltd.                                                154,000                268,154
Oversea-Chinese Banking Corp.                                                       411,800              2,476,804
Parkway Life Real Estate Investment Trust - REIT                                    629,900                523,595
Singapore Telecommunications Ltd.                                                   319,000                851,328
STATS ChipPAC Ltd. (a)                                                            1,441,000              1,229,424
United Industrial Corp. Ltd.                                                         75,000                164,277
Yellow Pages Singapore Ltd.                                                          97,000                 49,315
                                                                                                    --------------
                                                                                                        21,019,186
                                                                                                    --------------

SOUTH AFRICA -- 0.6%
Anglo Platinum Ltd.                                                                  34,031              5,669,943
AngloGold Ashanti Ltd.                                                                3,221                109,654
AngloGold Ashanti Ltd. - SPADR                                                       83,758              2,842,747
City Lodge Hotels Ltd.                                                               12,529                111,728
Discovery Holdings Ltd.                                                              12,215                 33,891
FirstRand Ltd.                                                                      273,945                463,177
Gold Fields Ltd.                                                                    174,898              2,215,404
Hosken Consolidated Investments Ltd.                                                204,728              1,703,407
JD Group Ltd.                                                                        25,797                 86,388
Mondi Ltd.                                                                            2,435                 14,858
Nedbank Group Ltd.                                                                   45,260                529,104
New Clicks Holdings Ltd.                                                             74,228                117,251
Pretoria Portland Cement Co. Ltd.                                                   190,279                695,825
RMB Holdings Ltd.                                                                   263,107                702,983
Sun International Ltd.                                                               75,306                845,911
                                                                                                    --------------
                                                                                                        16,142,271
                                                                                                    --------------

SOUTH KOREA -- 0.1%
Kookmin Bank                                                                            730                 42,815
Korea Electric Power Corp.                                                              460                 13,509
POSCO                                                                                   100                 52,033
POSCO - ADR                                                                          15,400              1,998,612
Samsung Electronics Co. Ltd.                                                             80                 47,881
SK Telecom Co. Ltd.                                                                     591                108,142
                                                                                                    --------------
                                                                                                         2,262,992
                                                                                                    --------------

SPAIN -- 0.5%
Acciona SA                                                                            5,565              1,312,905
Acerinox SA                                                                          43,968              1,008,344
Banco Popular Espanol SA                                                             50,080                691,989
Banco Santander SA                                                                   44,710                815,785
Iberdrola SA                                                                        144,216              1,927,824
Inditex SA                                                                            6,926                318,376
Prosegur, Compania de Seguridad SA                                                    6,255                270,669
Telefonica SA                                                                       213,640              5,646,279
Viscofan SA                                                                          10,692                228,457
                                                                                                    --------------
                                                                                                        12,220,627
                                                                                                    --------------

SWEDEN -- 0.1%
Assa Abloy AB, Class B                                                               38,400                554,975
Hoganas AB, Class B                                                                  10,900                177,996
Modern Times Group AB, Class B                                                        3,190                187,011
Svenska Cellulosa AB (SCA), Class B                                                  36,590                515,200
Svenska Handelsbanken AB, Class A                                                    31,020                733,410
Telefonaktiebolaget LM Ericsson, Class B                                             85,322                880,464
TeliaSonera AB                                                                       13,000                 95,786
                                                                                                    --------------
                                                                                                         3,144,843
                                                                                                    --------------

SWITZERLAND -- 0.4%
Adecco SA                                                                            13,538                667,631
Clariant AG Registered (a)                                                            7,642                 76,843
Compagnie Financiere Richemonte AG (UNIT)                                            14,007                773,538
Geberit AG                                                                            4,397                643,991
Logitech International SA (a)                                                        18,134                483,390
Nestle SA Registered                                                                  6,240                281,962
Novartis AG                                                                          97,494              5,346,232
PubliGroupe SA                                                                          649                164,551
Roche Holding AG                                                                      6,104              1,095,307
Sonova Holding AG Registered                                                          1,159                 95,418
UBS AG Registered (a)                                                                71,508              1,478,368
                                                                                                    --------------
                                                                                                        11,107,231
                                                                                                    --------------

TAIWAN -- 0.2%
Chunghwa Telecom Co. Ltd. - ADR (a)                                                  63,800              1,618,606
Taiwan Semiconductor Manufacturing Co. Ltd. (a)                                     418,299                894,572
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR (a)                             306,136              3,339,944
                                                                                                    --------------
                                                                                                         5,853,122
                                                                                                    --------------

THAILAND -- 0.2%
Advanced Info Service PCL                                                           548,000              1,516,076
GMM Grammy PCL                                                                      478,800                186,164
Kasikornbank PCL                                                                    367,400                791,171
Land and Houses Public Co. Ltd.                                                   1,237,200                273,823
Matichon PCL                                                                         76,000                 19,889
MBK PCL                                                                             108,000                226,110
Siam Cement PCL                                                                     134,700                801,714
Siam Cement PCL - NVDR                                                              368,200              2,125,396
Thanachart Capital PCL                                                              731,900                293,329
                                                                                                    --------------
                                                                                                         6,233,673
                                                                                                    --------------

TURKEY -- 0.0%
Turkiye Garanti Bankasi A/S (a)                                                      18,100                 27,150
                                                                                                    --------------

UNITED KINGDOM -- 3.1%
AMEC plc                                                                             17,241                305,006
Anglo American plc - JSE Shares                                                      29,766              2,108,297
Anglo American plc - LSE Shares                                                      23,688              1,653,361
Arriva plc                                                                           69,299                943,570
Aviva plc                                                                           102,773              1,018,351
BAE Systems plc                                                                     132,647              1,167,515
Barclays plc                                                                        104,759                606,487
Barclays plc - SUB Shares                                                            22,448                  4,471
Berkeley Group Holdings plc (UNIT) (a)                                                8,197                110,687
BHP Billiton plc                                                                     34,963              1,342,904
BP plc                                                                              446,767              5,182,985
BP plc - SPADR                                                                       76,600              5,329,062
Bradford & Bingley plc                                                              101,619                130,100
BT Group plc                                                                         52,975                210,569
Bunzl plc                                                                            23,278                303,065
Cable & Wireless plc                                                                326,244                976,937
Capita Group plc                                                                     86,799              1,186,855
Carnival plc                                                                         17,861                567,408
Carphone Warehouse Group plc                                                         28,073                110,232
Compass Group plc                                                                    99,163                745,013
Daily Mail & General Trust NV, Class A                                               11,420                 70,988
Devro plc                                                                            67,100                108,458
Diageo plc                                                                           63,117              1,159,259
Enodis plc                                                                          167,789              1,063,821
Enterprise Inns plc                                                                  47,487                383,220
Eurocastle Investment Ltd.                                                          141,091              1,342,563
GKN plc                                                                             229,200              1,015,998
GlaxoSmithKline plc                                                                 309,130              6,832,103
Hays plc                                                                            122,372                219,232
HBOS plc                                                                            301,187              1,648,446
HMV Group plc                                                                        42,700                110,004
Homeserve plc                                                                         5,269                177,461
ICAP plc                                                                             77,707                831,083
Informa plc                                                                          83,012                681,452
International Personal Finance                                                       67,843                371,271
Intertek Group plc                                                                   43,946                863,352
Invensys plc (a)                                                                    127,577                660,719
ITV plc                                                                             231,635                205,056
Ladbrokes plc                                                                        39,754                201,904
Lloyds TSB Group plc                                                                471,651              2,890,544
Michael Page International plc                                                       42,324                196,641
Mondi plc - LSE Shares                                                                6,089                 35,716
Next plc                                                                              5,421                104,517
Northgate plc                                                                         8,970                 62,964
Provident Financial plc                                                              26,682                421,650
Reckitt Benckiser Group plc                                                          22,521              1,140,364
Reed Elsevier plc                                                                    59,278                677,738
Rexam plc                                                                            60,792                468,380
Rio Tinto plc                                                                        10,877              1,333,612
Rolls-Royce Group plc (a)                                                           149,230              1,013,258
Royal Bank of Scotland Group plc                                                    466,201              1,988,391
Royal Dutch Shell plc - ADR                                                          68,400              5,588,964
RSA Insurance Group plc                                                              64,860                161,310
Sage Group plc                                                                      194,590                805,672
Smiths Group plc                                                                     17,456                376,924
Sportingbet plc (a)                                                                 131,199                 88,888
Stagecoach Group plc                                                                126,667                704,308
Tesco plc                                                                           153,444              1,126,793
Thomas Cook Group plc                                                               151,637                705,812
Tui Travel plc                                                                      138,113                561,359
Unilever plc                                                                        125,654              3,574,807
Vedanta Resources plc                                                               128,327              5,596,141
Vodafone Group plc                                                                  652,189              1,921,674
Wolseley plc                                                                         20,234                150,439
WPP Group plc                                                                        39,309                378,426
Xstrata plc                                                                          65,602              5,213,675
                                                                                                    --------------
                                                                                                        79,238,231
                                                                                                    --------------
Total Foreign Common Stocks
  (Cost $350,975,623)                                                                                  439,873,245
                                                                                                    --------------
Total Common Stocks
  (Cost $738,943,767)                                                                                  845,210,137
                                                                                                    --------------

                                       INTEREST        MATURITY            PRINCIPAL
                                         RATE            DATE                AMOUNT

ASSET-BACKED SECURITIES -- 1.0%
Ace Securities Corp.,
  Ser. 2005-HE7, Class
  A2D (FRN)                             2.813%         11/25/35           $   400,000                      344,054
American Express Credit
  Account Master Trust,
  Ser. 2006-B, Class A
  (FRN)                                 2.498%         08/15/13             1,600,000                    1,574,990
Ameriquest Mortgage
  Securities, Inc., Ser
  2005-R1, Class A3B
  (FRN)                                 2.693%         03/25/35               103,441                      102,965
Bank of America Credit
  Card Trust, Ser. 2006-
  A12, Class A12 (FRN)                  2.478%         03/15/14               200,000                      195,647
Bank of America Credit
  Card Trust, Ser. 2006-
  A15, Class A15 (FRN)                  2.458%         04/15/14             1,400,000                    1,367,754
Bank of America Credit
  Card Trust, Ser. 2007-
  A6, Class A6 (FRN)                    2.518%         09/15/16             2,000,000                    1,913,576
Bear Stearns Asset
  Backed Securities
  Trust, Ser. 2005-HE10,
  Class A2 (FRN)                        2.773%         11/25/35               664,117                      649,009
Bear Stearns Asset
  Backed Securities
  Trust, Ser. 2006-HE1,
  Class 1A2 (FRN)                       2.703%         12/25/35             1,030,328                      974,714
Bear Stearns Asset
  Backed Securities
  Trust, Ser. 2006-HE7,
  Class 2A2 (FRN)                       2.643%         08/25/36               700,000                      593,981
BNC Mortgage Loan Trust,
  Ser. 2006-1, Class M1
  (FRN) (b)                             2.743%         10/25/36               500,000                      111,197
Carrington Mortgage Loan
  Trust, Ser. 2005-NC5,
  Class A2 (FRN)                        2.803%         10/25/35               828,992                      814,230
Chase Issuance Trust,
  Ser. 2006-A1, Class A
  (FRN)                                 2.511%         04/15/13             1,600,000                    1,574,551
Chase Issuance Trust,
  Ser. 2006-A8, Class A8
  (FRN)                                 2.531%         02/16/16             1,900,000                    1,818,254
Citibank Credit Card
  Issuance Trust, Ser
  2005-A3, Class A3
  (FRN)                                 2.551%         04/24/14               800,000                      780,721
Citigroup Mortgage Loan
  Trust, Inc., Ser
  2007-AMC2, Class A3A
  (FRN)                                 2.563%         01/25/37               898,335                      835,360
Countrywide Asset-Backed
  Certificates, Ser
  2004-1, Class 3A (FRN)
  (b)                                   2.763%         04/25/34               293,688                      259,731
Credit-Based Asset
  Servicing and
  Securitization, Ser
  2005-CB2, Class M1
  (FRN)                                 2.923%         04/25/36                68,302                       57,861
Downey Savings & Loan
  Association Mortgage
  Loan Trust, Ser. 2004-
  AR3, Class B2 (FRN)
  (b)                                   3.583%         07/19/44               126,463                       31,616
FBR Securitization
  Trust, Ser. 2005-2,
  Class AV31 (FRN)                      2.753%         09/25/35               621,109                      606,315
First Franklin Mortgage
  Loan Asset Backed
  Certificates, Ser
  2003-FF5, Class M2
  (FRN)                                 4.733%         03/25/34               150,301                       76,575
First Franklin Mortgage
  Loan Asset Backed
  Certificates, Ser
  2005-FF10, Class A4
  (FRN)                                 2.803%         11/25/35               600,000                      548,516
Home Equity Asset Trust,
  Ser. 2006-5, Class 2A3
  (FRN) (b)                             2.633%         10/25/36               150,000                      128,411
Indymac Residential
  Asset Backed Trust,
  Ser. 2005-D, Class
  AII3 (FRN)                            2.733%         03/25/36             1,500,000                    1,436,403
Indymac Residential
  Asset Backed Trust,
  Ser. 2007-B, Class 2A3
  (FRN) (b)                             2.683%         07/25/37               907,000                      549,050
JP Morgan Mortgage
  Acquisition Corp.,
  Ser. 2005-FLD1, Class
  A2 (FRN)                              2.743%         07/25/35                79,608                       78,883
JP Morgan Mortgage
  Acquisition Corp.,
  Ser. 2006-NC1, Class
  A5 (FRN)                              2.753%         04/25/36               400,000                      310,494
Long Beach Mortgage Loan
  Trust, Ser. 2005-WL2,
  Class M1 (FRN)                        2.953%         08/25/35               400,000                      324,420
Long Beach Mortgage Loan
  Trust, Ser. 2006-2,
  Class 2A3 (FRN) (b)                   2.673%         03/25/36             3,000,000                    2,008,535
Long Beach Mortgage Loan
  Trust, Ser. 2006-4,
  Class 2A3 (FRN) (b)                   2.643%         05/25/36             1,050,000                      809,833
Master Asset Backed
  Securities Trust, Ser
  2004-HE1, Class A1
  (FRN)                                 2.883%         09/25/34               414,138                      344,303
Morgan Stanley ABS
  Capital I, Ser. 2002-
  HE3, Class A2 (FRN)                   3.563%         12/27/32               303,687                      278,028
Morgan Stanley ABS
  Capital I, Ser. 2005-
  HE6, Class A2C (FRN)                  2.803%         11/25/35               900,000                      760,703
New Century Home Equity
  Loan Trust, Ser
  2003-2, Class M2 (FRN)
  (b)                                   5.483%         01/25/33               463,193                      273,729
Nomura Home Equity Loan,
  Inc., Ser. 2005-FM1,
  Class 2A3 (FRN)                       2.863%         05/25/35               635,632                      633,035
Ownit Mortgage Loan
  Asset-Backed
  Certificates, Ser
  2006-1, Class AF1
  (STEP)                                5.424%         12/25/36               527,226                      526,003
Residential Asset
  Mortgage Products,
  Inc., Ser. 2006-RS2,
  Class A2 (FRN)                        2.683%         03/25/36               957,851                      914,973
Residential Asset
  Securities Corp., Ser
  2004-KS9, Class AII4
  (FRN)                                 2.783%         10/25/34               195,042                      144,519
Residential Asset
  Securities Corp., Ser
  2006-EMX8, Class 1A3
  (FRN) (b)                             2.653%         10/25/36               700,000                      574,086
SACO I Trust, Ser. 2005-
  WM3, Class A1 (FRN)
  (b)                                   2.743%         09/25/35                64,706                       50,160
Securitized Asset Backed
  Receivables LLC Trust,
  Ser. 2005-HE1, Class
  A3C (FRN)                             2.813%         10/25/35               210,000                      195,876
Soundview Home Equity
  Loan Trust, Ser. 2005-
  OPT4, Class 2A3 (FRN)                 2.743%         12/25/35               200,000                      189,050
Washington Mutual Asset-
  Backed Certificates,
  Ser. 2006-HE2, Class
  A3 (FRN)                              2.633%         05/25/36               400,000                      365,427
Washington Mutual, Inc.,
  Ser. 2005-AR1, Class
  A3 (FRN)                              2.843%         01/25/45               331,644                      246,782
Wells Fargo Home Equity
  Trust, Ser. 2005-3,
  Class AI1A (FRN)                      2.753%         11/25/35               820,151                      794,352
                                                                                                    --------------
Total Asset-Backed Securities
  (Cost $29,927,586)                                                                                    27,168,669
                                                                                                    --------------

MORTGAGE-BACKED SECURITIES - PRIVATE ISSUERS -- 1.4%
American Home Mortgage
  Investment Trust, Ser
  2004-1, Class 4A (FRN)
  (b)                                   3.280%         04/25/44                95,647                       87,095
American Home Mortgage
  Investment Trust, Ser
  2004-4, Class 4A (FRN)
  (b)                                   4.390%         02/25/45               419,428                      374,737
American Home Mortgage
  Investment Trust, Ser
  2005-1, Class 6A (FRN)
  (b)                                   5.294%         06/25/45               506,512                      426,037
American Home Mortgage
  Investment Trust, Ser
  2005-2, Class 5A2
  (FRN) (b)                             2.633%         09/25/35                31,252                       31,151
Bank of America
  Commercial Mortgage,
  Inc., Ser. 2006-2,
  Class A1                              5.611%         05/10/45             3,530,931                    3,550,429
Bank of America Funding
  Corp., Ser. 2004-B,
  Class 1A2 (VRN)                       6.612%         12/20/34               210,527                      170,314
Bear Stearns Commercial
  Mortgage Securities,
  Inc., Ser. 2002-TOP6,
  Class A2                              6.460%         10/15/36             2,000,000                    2,053,681
Citigroup Mortgage Loan
  Trust, Inc., Ser
  2007-AR5, Class 1A2A
  (VRN)                                 5.610%         04/25/37               630,246                      611,780
GE Capital Commercial
  Mortgage Corp., Ser
  2000-1, Class A2                      6.496%         01/15/33               119,553                      122,524
GE Capital Commercial
  Mortgage Corp., Ser
  2001-3, Class A2                      6.070%         06/10/38               500,000                      508,267
GE Capital Commercial
  Mortgage Corp., Ser
  2002-1A, Class A3                     6.269%         12/10/35               480,000                      490,803
GMAC Commercial Mortgage
  Securities, Inc., Ser
  2000-C2, Class A2
  (VRN)                                 7.455%         08/16/33             2,806,338                    2,910,480
Greenwich Capital
  Commercial Funding
  Corp., Ser. 2005-GG3,
  Class A2                              4.305%         08/10/42             4,010,000                    3,981,193
Harborview Mortgage Loan
  Trust, Ser. 2004-7,
  Class 2A2 (VRN)                       6.564%         11/19/34               128,305                      112,166
Harborview Mortgage Loan
  Trust, Ser. 2004-8,
  Class 2A3 (FRN) (b)                   2.893%         11/19/34               163,964                      126,599
Harborview Mortgage Loan
  Trust, Ser. 2005-9,
  Class 2A1A (FRN)                      2.822%         06/20/35               129,155                       99,940
Impac CMB Trust, Ser
  2004-9, Class M4 (FRN)
  (b)                                   4.058%         01/25/35               106,587                       41,404
JP Morgan Chase
  Commercial Mortgage
  Securities Corp., Ser
  2004-CB8, Class A3                    4.007%         01/12/39             5,000,000                    4,783,350
JP Morgan Chase
  Commercial Mortgage
  Securities Corp., Ser
  2005-LDP2, Class A4                   4.738%         07/15/42             1,480,000                    1,402,825
LB-UBS Commercial
  Mortgage Trust, Ser
  2000-C5, Class A2                     6.510%         12/15/26             4,932,099                    5,062,699
LB-UBS Commercial
  Mortgage Trust, Ser
  2003-C3, Class A4                     4.166%         05/15/32               500,000                      479,368
Lehman Mortgage Trust,
  Ser. 2006-4, Class 4A1
  (b)                                   6.000%         08/25/21               389,079                      359,898
MLCC Mortgage Investors,
  Inc., Ser. 2004-D,
  Class A2 (FRN)                        3.431%         08/25/29               190,591                      170,933
Nomura Asset Securities
  Corp., Ser. 1998-D6,
  Class A3 (VRN)                        7.413%         03/15/30             4,000,000                    4,282,034
Structured Adjustable
  Rate Mortgage Loan
  Trust, Ser. 2005-19XS,
  Class 1A1 (FRN) (b)                   2.803%         10/25/35               561,973                      423,840
Structured Adjustable
  Rate Mortgage Loan
  Trust, Ser. 2007-7,
  Class 2AS2 (VRN)                      5.717%         08/25/15               545,577                      467,502
Structured Asset
  Securities Corp., Ser
  2005-RF1, Class A
  (FRN) (b)                             2.833%         03/25/35               483,860                      432,190
Structured Asset
  Securities Corp., Ser
  2005-RF3, Class A1
  (FRN) (b)                             2.833%         06/25/35               973,162                      902,747
Structured Asset
  Securities Corp., Ser
  2006-NC1, Class A4
  (FRN)                                 2.633%         05/25/36               200,000                      158,558
Structured Asset
  Securities Corp., Ser
  2007-BC1, Class A4
  (FRN)                                 2.613%         02/25/37               750,000                      537,936
Structured Asset
  Securities Corp., Ser
  2007-EQ1, Class A2
  (FRN)                                 2.573%         03/25/37               696,029                      653,946
Structured Asset
  Securities Corp., Ser
  2007-OSI, Class A4
  (FRN) (b)                             2.683%         06/25/37             1,000,000                      553,922
                                                                                                    --------------
Total Mortgage-Backed
  Securities - Private Issuers
  (Cost $37,612,578)                                                                                    36,370,346
                                                                                                    --------------

MORTGAGE-BACKED SECURITIES -
US GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
FHLMC Pool #781697 (FRN)                3.798%         07/01/34               277,909                      279,087
FHLMC, Ser. 2004-2882,
  Class HI (f)                          5.000%         05/15/18                50,179                        5,756
FHLMC, Ser. 2005-2934,
  Class HI (f)                          5.000%         02/15/20               116,389                       21,171
FHLMC, Ser. 2005-2934,
  Class KI (f)                          5.000%         02/15/20                57,848                       10,218
FHLMC, Ser. 2005-2967,
  Class JI (f)                          5.000%         04/15/20                62,984                        9,959
FHLMC Strip, Ser
  2004-227,
  Class IO (f)                          5.000%         12/01/34               485,089                      125,239
FHLMC Strip, Ser
  2005-232,
  Class IO (f)                          5.000%         08/01/35               228,453                       57,367
FHLMC Strip, Ser
  2005-233, Class 5 (f)                 4.500%         09/15/35                82,542                       20,169
FHLMC Structured Pass
  Through Securities,
  Ser. 2003-T57,
  Class 1A3                             7.500%         07/25/43               510,811                      532,470
FNMA TBA                                5.500%         07/01/23             2,300,000                    2,315,093
FNMA TBA                                6.000%         07/01/38            31,000,000                   31,271,250
FNMA TBA                                6.500%         07/01/38             2,000,000                    2,058,750
FNMA Pool #831360                       5.500%         03/01/21               525,548                      529,976
FNMA Pool #865792                       5.500%         03/01/21               551,473                      556,121
FNMA Pool #914758                       5.000%         04/01/22               898,872                      889,964
FNMA Pool #938469                       5.000%         07/01/22               923,788                      914,633
FNMA, Ser. 2006-10,
  Class FD (FRN)                        2.833%         03/25/36               176,577                      173,826
FNMA Strip, Ser
  2005-357, Class 2 (f)                 5.000%         02/01/35               212,567                       53,759
FNMA Strip, Ser
  2005-360, Class 2 (f)                 5.000%         08/01/35             1,378,362                      347,009
FNMA Strip, Ser
  2005-365, Class 4 (f)                 5.000%         04/01/36                80,048                       18,880
FNMA Whole Loan, Ser
  2002-W8,
  Class A3                              7.500%         06/25/42               551,894                      591,228
GNMA, Ser. 2001-65,
  Class PG                              6.000%         07/20/28                 9,552                        9,538
                                                                                                    --------------
Total Mortgage-Backed Securities -
  US Government Agency Obligations
  (Cost $40,947,563)                                                                                    40,791,462
                                                                                                    --------------

COMMODITY INDEX-LINKED NOTE -- 1.3%
AIG-FP Private Funding
  (Cayman) Ltd. (Cost
  $34,000,000) (d) (e)                  2.638%         07/03/09            34,000,000                   34,000,000
                                                                                                    --------------

US TREASURY SECURITIES -- 13.0%
US Treasury Inflation-
  Indexed Note (g) (h)                  1.625%         01/15/18           252,022,595                  256,019,421
US Treasury Note                        3.875%         05/15/18            79,186,000                   78,524,084
                                                                                                    --------------
Total US Treasury Securities
  (Cost $333,703,185)                                                                                  334,543,505
                                                                                                    --------------

                                                                                    NUMBER
                                                                                  OF SHARES

COMMINGLED INVESTMENT VEHICLES -- 20.0%

EXCHANGE-TRADED FUNDS -- 3.8%
iShares MSCI EAFE Index Fund                                                        600,800             41,274,960
iShares MSCI Emerging Markets Index Fund                                            228,000             30,912,240
Vanguard Total Stock Market                                                         400,000             25,636,000
                                                                                                    --------------
Total Exchange-Traded Funds
  (Cost $101,711,942)                                                                                   97,823,200
                                                                                                    --------------

PRIVATE INVESTMENT FUNDS (i) -- 16.2%
Canyon Value Realization Fund, LP (a) (b) (d) (e)                                                       43,514,220
Convexity Capital Offshore, LP (a) (b) (d) (e)                                                          75,520,420
Farallon Capital Institutional Partners, LP (a) (b) (d) (e)                                             42,102,688
Freeman Fair Value Fund I, LP (a) (d) (e)                                                               46,984,247
Joho Partners, LP (a) (b) (d) (e)                                                                       18,936,201
Lansdowne UK Equity Fund Ltd. (a) (b) (d) (e)                                       111,562             39,367,432
Lone Cascade, LP (a) (b) (d) (e)                                                                        15,850,712
Lone Picea, LP, Class F (a) (b) (d) (e)                                                                  1,674,370
Lone Picea, LP, Class H (a) (b) (d) (e)                                                                  2,752,134
Lone Redwood, LP (a) (b) (d) (e)                                                                        12,361,423
Maverick Fund USA Ltd. (a) (b) (d) (e)                                                                  31,625,379
Nomad Investment Co. Ltd., Class A (a) (b) (d) (e)                                    5,894             14,554,552
Nomad Investment Co. Ltd., Class R (a) (b) (d) (e)                                    2,784              6,760,832
OZ Domestic Partners, LP (a) (b) (d) (e)                                                                16,497,551
Regiment Capital Ltd. (a) (b) (d) (e)                                                45,152              8,937,055
Tosca (a) (b) (d) (e)                                                               153,727             16,788,034
Tosca Asia (a) (b) (d) (e)                                                          231,455             20,646,925
                                                                                                    --------------
Total Private Investment Funds
  (Cost $283,382,430)                                                                                  414,874,174
                                                                                                    --------------
Total Commingled Investment Vehicles
  (Cost $385,094,372)                                                                                  512,697,374
                                                                                                    --------------

PREFERRED STOCKS -- 0.1%
Anglo Platinum Ltd., 6.38% (South Africa)                                             5,456                320,531
Cia Vale do Rio Doce, 1.46% (Brazil)                                                 52,336              1,557,250
Hyundai Motor Co. Ltd., 3.98% (South Korea)                                          26,490                723,239
Malaysian Airline System Berhad, 30.0% (Malaysia)                                    40,000                  9,426
South Financial Group, Inc. 49.0% (United States) (b) (e)                             1,000                584,984
                                                                                                    --------------
Total Preferred Stocks
  (Cost $2,539,600)                                                                                      3,195,430
                                                                                                    --------------

                                                                                  NUMBER OF
                                                                                  CONTRACTS
PURCHASED OPTIONS -- 0.1%
iShares DJ US Real Estate Put, Strike
  60, Expiring 01/17/09
  (Cost $1,648,566) (a) (e)                                                         270,000              1,665,410
                                                                                                    --------------

RIGHTS -- 0.0%
Anglogold Ashanti, Expiring 07/04/08 (South Africa) (a)                                 794                  6,774
HBOS plc, Expiring 07/18/08 (United Kingdom) (a)                                    120,474                 25,796
                                                                                                    --------------
Total Rights
  (Cost $0)                                                                                                 32,570
                                                                                                    --------------

WARRANTS -- 0.0%
Bank Pan Indonesia Tbk Warrants Expiring 07/10/09 (Indonesia) (a)                 1,823,341                 84,048
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)                 530,600                  1,784
Multi-Purpose Holdings Berhad Warrants Expiring 02/26/09 (Malaysia) (a)              18,100                  3,157
                                                                                                    --------------
Total Warrants
  (Cost $24,049)                                                                                            88,989
                                                                                                    --------------

                                       INTEREST        MATURITY            PRINCIPAL
                                         RATE            DATE                AMOUNT

SHORT-TERM INVESTMENTS -- 33.8%

REPURCHASE AGREEMENTS -- 18.5%
State Street Bank and Trust Co. Repurchase Agreement issued on
  06/30/08 (proceeds at maturity $474,135,199) (Collateralized by
  US Treasury Bills, due 07/10/08 through 11/13/08 with a total principal value of $486,690,000 and a total market value of $483,627,459)
  (Cost $474,122,029)                   1.000%         07/01/08           $474,122,029                 474,122,029
                                                                                                    --------------

US GOVERNMENT AGENCY OBLIGATIONS -- 0.0%
FHLMC Discount Note (g) (j)                            08/25/08                25,000                       24,903
FNMA Discount Note (g) (j)                             09/24/08                75,000                       74,586
                                                                                                    --------------
Total US Government Agency
  Obligations
  (Cost $99,538)                                                                                            99,489
                                                                                                    --------------

US TREASURY SECURITIES -- 15.3%
US Treasury Bill (g) (j)                               10/30/08           100,000,000                   99,378,200
US Treasury Bill (j)                                   11/06/08            95,000,000                   94,333,860
US Treasury Bill (j)                                   11/13/08             5,000,000                    4,962,370
US Treasury Bill (g) (j)                               11/28/08           145,000,000                  143,761,410
US Treasury Bill (g) (j)                               12/04/08            50,000,000                   49,548,900
                                                                                                    --------------
Total US Treasury Securities
  (Cost $392,026,517)                                                                                  391,984,740
                                                                                                    --------------
Total Short-Term Investments
  (Cost $866,248,084)                                                                                  866,206,258
                                                                                                    --------------
Total Investments -- 105.2%
  (Cost $2,470,689,350)                                                                              2,701,970,150
Liabilities in Excess of Other
  Assets -- (5.2)%                                                                                    (134,233,910)
                                                                                                    --------------
Net Assets -- 100.0%                                                                                $2,567,736,240
                                                                                                    ==============

                                                                                   NUMBER
                                                                                  OF SHARES
SECURITIES SOLD SHORT -- (1.7)%

COMMON STOCKS -- (0.6)%

COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Regus Group plc                                                                     422,300               (679,850)
                                                                                                    --------------

HOTELS, RESTAURANTS & LEISURE -- 0.0%
Choice Hotels International, Inc.                                                    17,400               (461,100)
                                                                                                    --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- (0.6)%
AMB Property Corp.                                                                   11,200               (564,256)
Associated Estates Realty Corp.                                                      46,900               (502,299)
BioMed Realty Trust, Inc.                                                            23,900               (586,267)
Capstead Mortgage Corp.                                                              39,600               (429,660)
Chimera Investment Corp.                                                              9,300                (83,793)
Cousins Properties, Inc.                                                             15,200               (351,120)
DiamondRock Hospitality Co.                                                          75,700               (824,373)
Douglas Emmett, Inc.                                                                 26,300               (577,811)
DuPont Fabros Technology, Inc.                                                       23,300               (434,312)
Equity One, Inc.                                                                     33,000               (678,150)
Franklin Street Properties Corp.                                                      1,000                (12,640)
Glimcher Realty Trust                                                                59,200               (661,856)
HCP, Inc.                                                                            20,400               (648,924)
Healthcare Realty Trust, Inc.                                                        35,000               (831,950)
Hersha Hospitality Trust, Class A                                                    65,400               (493,770)
Hospitality Properties Trust                                                         52,700             (1,289,042)
Kite Realty Group Trust                                                              19,000               (237,500)
Lexington Realty Trust                                                               39,400               (537,022)
Medical Properties Trust, Inc.                                                       25,100               (254,012)
National Retail Properties, Inc.                                                     33,200               (693,880)
Pennsylvania Real Estate Investment Trust                                            37,500               (867,750)
RAIT Financial Trust                                                                  8,700                (64,554)
Realty Income Corp.                                                                  21,800               (496,168)
Regency Centers Corp.                                                                 7,000               (413,840)
Senior Housing Properties Trust                                                       5,000                (97,650)
Sovran Self Storage, Inc.                                                            16,700               (694,052)
Strategic Hotels & Resorts, Inc.                                                     46,200               (432,893)
Sunstone Hotel Investors, Inc.                                                       31,400               (521,240)
Tanger Factory Outlet Centers, Inc.                                                  21,700               (779,681)
                                                                                                    --------------
Total Real Estate Investment Trusts (REITs)                                                            (15,060,465)
                                                                                                    --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
China Overseas Land & Investment Ltd.                                               285,600               (452,012)
                                                                                                    --------------
Total Common Stocks
  (Proceeds $(18,967,624))                                                                             (16,653,427)
                                                                                                    --------------

COMMINGLED INVESTMENT VEHICLES -- (1.1)%

EXCHANGE-TRADED FUNDS -- (1.1)%
Energy Select Sector SPDR Fund                                                      328,000            (29,021,440)
                                                                                                    --------------
Total Commingled Investment Vehicles
  (Proceeds $(28,015,329))                                                                             (29,021,440)
                                                                                                    --------------
Total Securities Sold Short
  (Proceeds $(46,982,953))                                                                          $  (45,674,867)
                                                                                                    ==============

  ADR  American Depositary Reciept
  ADS  American Depositary Share
  CVA  Certificaaten van aandelen (share certificates)
 EAFE  Europe, Australasia, and Far East
FHLMC  Freddie Mac
 FNMA  Fannie Mae
  FRN  Floating Rate Note. Rate disclosed represents rate as of June 30, 2008.
  GDR  Global Depositary Reciept
 GNMA  Ginnie Mae
   IO  Interest-Only Security
  JSE  Johannesburg Stock Exchange
  LSE  London Stock Exchange
 MSCI  Morgan Stanley Capital International
 NVDR  Non-Voting Depositary Receipt
 NYSE  New York Stock Exchange
 REIT  Real Estate Investment Trust
SPADR  Sponsored ADR
 STEP  A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
  SUB  Subscription
  TSE  Toronto Stock Exchange
 UNIT  A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
  VRN  Variable Rate Note. Rate disclosed represents rate as of June 30, 2008.
 VVPR  Verminderde Voorheffing Precompte Reduit (France dividend coupon)
 XLON  London International Exchange
 XPLU  Plus Market Group
    *  Approximately 35.0% of the fund's total investments are maintained to cover "senior securities transactions"
       which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
  (a)  Non income-producing security.
  (b)  Illiquid security.
  (c)  A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company. Also known as a "designer stock".
  (d)  Restricted Securities. The following restricted securities were held by the fund as of June 30, 2008, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, Canyon Value Realization Fund, LP, and AIG-FP Private Funding (Cayman)
       Ltd. TIP's board of directors has deemed 10% of Canyon Value Realization Fund, LP to be illiquid. The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days notice and payment of a
       0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

       INVESTMENT                                             DATE OF ACQUISITION       COST           VALUE
       Aeroplane Income Fund Registered, Class D               01/08/07-05/22/07      $   335,785    $    343,494
       AIG-FP Private Funding (Cayman) Ltd.                        06/30/08            34,000,000      34,000,000
       Bell Aliant Regional Communications Income Fund             07/11/06                46,436          44,431
       Canyon Value Realization Fund, LP                       12/31/97-04/03/06       23,797,935      43,514,220
       Convexity Capital Offshore, LP                              02/16/06            42,000,000      75,520,420
       Farallon Capital Institutional Partners, LP             04/01/95-11/01/05       17,746,139      42,102,688
       Freeman Fair Value Fund I, LP                           10/01/04-07/01/05       50,000,000      46,984,247
       Jazz Air Income Fund                                    03/12/07-05/22/07           66,081          49,262
       Joho Partners, LP                                           01/03/07            15,000,000      18,936,201
       Lansdowne UK Equity Fund Ltd.                           06/01/06-09/01/07       26,000,000      39,367,432
       Lone Cascade, LP                                        01/03/06-01/02/08       13,788,000      15,850,712
       Lone Picea, LP, Class F                                     01/03/05             1,617,000       1,674,370
       Lone Picea, LP, Class H                                 01/02/03-01/02/04        2,279,000       2,752,134
       Lone Redwood, LP                                            12/29/98             3,154,356      12,361,423
       Maverick Fund USA Ltd.                                  01/03/06-10/01/07       20,000,000      31,625,379
       Nomad Investment Co. Ltd., Class A                          10/02/06            14,000,000      14,554,552
       Nomad Investment Co. Ltd., Class R                          02/01/08             8,000,000       6,760,832
       OZ Domestic Partners, LP                                12/31/01-09/30/03        9,000,000      16,497,551
       Regiment Capital Ltd.                                       06/30/03             6,000,000       8,937,055
       Tosca                                                   12/30/03-07/30/04       11,000,000      16,788,034
       Tosca Asia                                                  03/01/07            20,000,000      20,646,925
                                                                                                     ------------
       Total                                                                                         $449,311,362
                                                                                                     ============

  (e)  Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $451,561,755, which represents 17.59% of the fund's net assets.
  (f)  Interest Only security.
  (g)  Security or a portion thereof is held as initial margin for financial futures and forward contracts.
  (h)  Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements.
       See Note 7 to the Notes to Financial Statements.
  (i)  Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2008. These positions are therefore grouped into their own industry classification.
  (j)  Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
  (k)  Security is issued by an affiliate of Brookfield Redding, LLC, which makes the issuer of the security an indirect affiliate of the fund.

               SUMMARY SCHEDULE OF INVESTMENTS
               ------------------------------------------------------------------------------
               Short-Term Investments                                                   33.8%
               Common Stock                                                             32.9%
               Private Investment Funds                                                 16.2%
               US Treasury Securities                                                   13.0%
               Exchange-Traded Funds                                                     3.8%
               Mortgage-Backed Securities                                                3.0%
               Commodity Index-Linked Notes                                              1.3%
               Asset-Backed Securities                                                   1.0%
               Purchased Options                                                         0.1%
               Preferred Stocks                                                          0.1%
               Warrants                                                                  0.0%
               Rights                                                                    0.0%
               ------------------------------------------------------------------------------
               Total Investments                                                       105.2%
               ------------------------------------------------------------------------------
               Securities Sold Short                                                   (1.8)%
               Liabilities in Excess of Other Assets                                   (3.4)%
               ------------------------------------------------------------------------------
               Net Assets                                                              100.0%
               ------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS

                                                                         INITIAL       NOTIONAL
                                                                        NOTIONAL       VALUE AT      UNREALIZED
 NUMBER OF                                                               VALUE/        JUNE 30,     APPRECIATION/
 CONTRACTS    TYPE                                                     (PROCEEDS)        2008       (DEPRECIATION)
              Long Financial Futures Contracts
      129     September 2008 2-Year US Treasury Note                 $ 27,258,151   $ 27,245,203   $     (12,948)
      199     September 2008 Australian Dollar                         18,635,443     18,891,070         255,627
      100     September 2008 British Pounds                            12,087,174     12,386,875         299,701
       76     September 2008 CAC40 Index                                5,649,578      5,355,905        (293,673)
       82     September 2008 Canadian Dollar                            8,008,416      8,049,120          40,704
       61     September 2008 DAX Index                                 16,182,025     15,558,725        (623,300)
      465     September 2008 Euro FX GLBX                              89,348,523     91,198,125       1,849,603
      433     September 2008 FTSE 100 Index                            49,828,605     48,712,349      (1,116,256)
      642     September 2008 Japanese Yen                              75,363,124     76,004,775         641,651
       37     September 2008 MIB Index                                  9,021,345      8,643,831        (377,514)
      857     September 2008 S&P 500 Index                            290,263,411    274,475,675     (15,787,736)
      219     September 2008 Swiss Franc                               26,250,678     26,854,875         604,197
      601     September 2008 Topix Index                               77,661,807     74,626,218      (3,035,589)
                                                                                                   -------------
                                                                                                     (17,555,533)
                                                                                                   -------------
              Short Financial Futures Contracts
       41     September 2008 US Treasury Bond                          (4,754,296)    (4,739,344)          14,952
        6     September 2008 90-Day Eurodollar                         (1,442,985)    (1,456,050)        (13,065)
        2     September 2008 5-Year US Treasury Note                     (223,057)      (221,109)           1,948
       29     September 2008 5-Year US Treasury Note                   (3,207,797)    (3,206,086)           1,711
       90     September 2008 10-Year US Treasury Note                 (10,117,431)   (10,252,969)       (135,538)
       56     September 2008 10-Year Interest Rate Swap                (6,158,813)    (6,157,375)           1,438
       31     December 2008 90-Day Eurodollar                          (7,382,790)    (7,503,550)       (120,760)
        6     March 2009 90-Day Eurodollar                             (1,441,135)    (1,450,200)         (9,065)
        6     June 2009 90-Day Eurodollar                              (1,439,210)    (1,447,050)         (7,840)
       23     September 2009 90-Day Eurodollar                         (5,486,232)    (5,532,363)        (46,131)
       23     December 2009 90-Day Eurodollar                          (5,482,507)    (5,516,263)        (33,756)
       23     March 2010 90-Day Eurodollar                             (5,474,443)    (5,505,338)        (30,895)
       23     June 2010 90-Day Eurodollar                              (5,472,693)    (5,495,563)        (22,870)
        6     September 2010 90-Day Eurodollar                         (1,426,560)    (1,431,675)         (5,115)
        6     December 2010 90-Day Eurodollar                          (1,425,585)    (1,429,950)         (4,365)
        6     March 2011 90-Day Eurodollar                             (1,424,910)    (1,429,200)         (4,290)
        6     June 2011 90-Day Eurodollar                              (1,424,010)    (1,428,375)         (4,365)
        6     September 2011 90-Day Eurodollar                         (1,423,110)    (1,427,775)         (4,665)
        6     December 2011 90-Day Eurodollar                          (1,422,135)    (1,426,875)         (4,740)
        6     March 2012 90-Day Eurodollar                             (1,421,385)    (1,426,650)         (5,265)
        6     June 2012 90-Day Eurodollar                              (1,420,560)    (1,426,200)         (5,640)
        6     September 2012 90-Day Eurodollar                         (1,419,885)    (1,425,750)         (5,865)
                                                                                                   -------------
                                                                                                        (444,181)
                                                                                                   -------------
                                                                                                   $ (17,999,714)
                                                                                                   =============

FORWARD CURRENCY CONTRACTS

                                                                                                   UNREALIZED
                                                                     IN EXCHANGE                  APPRECIATION/
DESCRIPTION                                                              FOR                      (DEPRECIATION)
Sell Contracts
(pound)2,277,500  British Pounds Settling on 07/31/08                $ 4,503,916                     $ (21,407)
(euro) 9,180,500  Euro Dollar Settling on 07/31/08                   $14,270,628                      (160,301)
                                                                                                     ---------
                                                                                                     $(181,708)
                                                                                                     =========

SWAP CONTRACTS

                                                                                                              NET
                                                                                                           UNREALIZED
   EXPIRATION                                                                                            APPRECIATION/
      DATE                COUNTERPARTY             PAY               RECEIVE       NOTIONAL AMOUNT       (DEPRECIATION)
CREDIT DEFAULT SWAP CONTRACT
Protection Purchased
                                                                    Par, upon
                                                  Fixed            delivery of
                                                 Rate per       defaulted Russian
06/20/2013                  Barclays              Annum          Federation Bond      $1,000,000             $5,078
                                                                                                           --------

TOTAL RETURN SWAP CONTRACTS


Long Total Return Swap Contracts
                                              1 Month LIBOR
                                             plus a specified    Aldar Properties
   01/05/2009         Merrill Lynch    (b)      spread               PJSC            $ 2,661,745          $ (37,524)

                                              1 Month LIBOR
                                             plus a specified    Aldar Properties
   02/25/2009         Merrill Lynch    (b)        spread               PJSC               72,266             (1,019)

                                              1 Month LIBOR
                                             plus a specified    Aldar Properties
   02/26/2009         Merrill Lynch    (b)        spread               PJSC              196,398             (2,769)

                                              1 Month LIBOR
                                             plus a specified    Aldar Properties
   02/27/2009         Merrill Lynch    (b)       spread               PJSC               503,097             (7,210)

                                              1 Month LIBOR
                                             plus a specified    Aldar Properties
   03/03/2009         Merrill Lynch    (b)        spread               PJSC              103,731             (1,487)

                                              1 Month LIBOR
                                             plus a specified    Aldar Properties
   04/24/2009         Merrill Lynch    (b)        spread               PJSC              412,851             (5,916)
                                                                                                          ---------
                                                                                                            (55,925)
                                                                                                          ---------

Short Total Return Swap Contracts
                                             Energy Select         1 Month LIBOR
                            Goldman           Sector SPDR         plus a specified
   12/26/2008                Sachs                Fund                 spread        (10,890,000)          (167,304)

                                              Dow Jones US         1 Month LIBOR
                            Goldman           Real Estate         plus a specified
   06/10/2009                Sachs               Index                 spread         (9,718,800)           450,480
                                             MSCI Daily TR         1 Month LIBOR
                            Goldman           World Gross         plus a specified
   06/12/2009                Sachs               Energy                spread        (25,028,228)          (560,348)
                                                                                                          ----------
                                                                                                           (277,172)
                                                                                                          ----------
                                                                                                          $(333,097)
                                                                                                          =========

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND/SCHEDULE OF INVESTMENTS (UNAUDITED)*                                  JUNE 30, 2008

                                                                                  NUMBER
                                                                                 OF SHARES             VALUE
INVESTMENTS -- 100.2% OF NET ASSETS

COMMON STOCKS -- 79.3%

AUSTRALIA -- 4.1%
Alumina Ltd.                                                                        113,000         $      511,136
Amcor Ltd.                                                                          263,670              1,275,212
Australia and New Zealand Banking Group Ltd.                                         43,720                782,733
Caltex Australia Ltd.                                                                32,000                401,155
Foster's Group Ltd.                                                                 455,671              2,211,902
National Australia Bank Ltd.                                                        110,721              2,805,000
Santos Ltd.                                                                          74,260              1,530,037
Telstra Corp. Ltd.                                                                  859,472              3,490,692
Wesfarmers Ltd.                                                                      44,017              1,571,446
                                                                                                    --------------
                                                                                                        14,579,313
                                                                                                    --------------

AUSTRIA -- 0.1%
BWIN Interactive Entertainment AG (a)                                                 1,300                 36,169
Oesterreichische Post AG                                                              3,145                119,495
                                                                                                    --------------
                                                                                                           155,664
                                                                                                    --------------

BELGIUM -- 0.5%
Fortis - XLON Shares                                                                 97,807              1,553,758
Fortis - XPLU Shares                                                                  2,860                 45,392
Fortis, Strip VVPR (a) (b)                                                           39,122                    616
                                                                                                    --------------
                                                                                                         1,599,766
                                                                                                    --------------

BERMUDA -- 0.2%
Cosco Pacific Ltd.                                                                  444,000                726,838
                                                                                                    --------------

BRAZIL -- 0.4%
Companhia de Concessoes Rodoviarias                                                  45,500                899,442
Redecard SA                                                                          32,700                632,133
                                                                                                    --------------
                                                                                                         1,531,575
                                                                                                    --------------

CANADA -- 2.0%
AbitibiBowater, Inc. (a)                                                             14,967                140,173
Ace Aviation Holdings, Inc., Class A (a)                                             10,200                160,547
Aeroplane Income Fund Registered, Class D (b) (c) (d)                                 7,693                130,141
BCE, Inc.                                                                             8,737                304,600
Bell Aliant Regional Communications Income Fund (b) (c) (d)                             565                 16,113
Bombardier, Inc., Class B (a)                                                       347,000              2,521,595
Catalyst Paper Corp. (a)                                                            113,163                123,184
Fraser Papers, Inc. (a)                                                              20,570                 38,731
Imperial Oil Ltd.                                                                    24,916              1,372,249
Jazz Air Income Fund (b) (c) (d)                                                      3,206                 17,795
Onex Corp.                                                                            5,300                156,084
Rogers Communications, Inc., Class B                                                 53,600              2,079,451
                                                                                                    --------------
                                                                                                         7,060,663
                                                                                                    --------------

CHINA -- 0.3%
Asustek Computer, Inc. - GDR Registered                                              52,388                709,857
Tsingtao Brewery Co. Ltd.                                                           137,000                279,567
                                                                                                    --------------
                                                                                                           989,424
                                                                                                    --------------

DENMARK -- 1.2%
Coloplast A/S, Class B                                                                7,420                646,439
GN Store Nord A/S (GN Great Nordic) (a)                                             101,085                482,309
Vestas Wind Systems A/S (a)                                                          16,596              2,165,402
William Demant Holding (a)                                                           11,600                762,562
                                                                                                    --------------
                                                                                                         4,056,712
                                                                                                    --------------

FINLAND -- 1.2%
Metso Oyj                                                                            28,215              1,276,521
Sampo Oyj, Class A                                                                   47,857              1,202,854
Tietoenator Oyj                                                                      14,889                309,499
UPM-Kymmene Oyj                                                                      69,520              1,130,171
Wartsila Oyj Corp.                                                                    1,995                124,873
                                                                                                    --------------
                                                                                                         4,043,918
                                                                                                    --------------

FRANCE -- 5.9%
Atos Origin SA                                                                        6,206                341,521
AXA SA                                                                               27,200                801,707
BNP Paribas                                                                          11,703              1,048,499
Carrefour SA                                                                         47,742              2,692,139
Compagnie de Saint-Gobain                                                            32,048              2,000,230
France Telecom SA                                                                    76,123              2,234,595
Lagardere S.C.A                                                                       1,660                 94,344
Legrand SA                                                                           13,750                345,030
Neopost SA                                                                            7,810                824,814
Renault SA                                                                           24,310              1,988,904
SA des Ciments Vicat                                                                  1,440                113,298
Sanofi-Aventis                                                                       10,476                696,921
SCOR SE                                                                              23,009                524,337
Societe Generale, Class A                                                            23,138              1,991,924
Suez SA, Strip VVPR (a) (b)                                                           6,948                    109
Thales SA                                                                            17,045                969,724
Total SA                                                                             49,122              4,187,692
                                                                                                    --------------
                                                                                                        20,855,788
                                                                                                    --------------

GERMANY -- 3.5%
BASF SE                                                                              21,600              1,487,542
Bayerische Motoren Werke AG                                                          11,294                541,995
Daimler AG Registered                                                                14,598                901,101
Deutsche Post AG                                                                     15,600                406,965
Deutsche Telekom AG                                                                 123,250              2,015,132
E.ON AG                                                                               7,455              1,501,269
Fresenius Medical Care AG & Co.                                                      13,700                754,389
Fresenius Medical Care AG & Co. - ADR                                                15,780                866,164
RWE AG                                                                               29,588              3,732,514
                                                                                                    --------------
                                                                                                        12,207,071
                                                                                                    --------------

HONG KONG -- 2.5%
Asia Satellite Telecommunications Holdings Ltd.                                      15,000                 23,004
China Mobile Ltd.                                                                    83,000              1,110,760
First Pacific Co.                                                                   844,000                531,973
Genting International plc (a)                                                        81,020                 34,576
Henderson Land Development Co.                                                       89,000                553,715
Hong Kong & Shanghai Hotels Ltd. (The)                                              270,744                410,204
Hong Kong Aircraft Engineering Co. Ltd.                                              21,000                323,125
Hong Kong Electric Holdings Ltd.                                                    222,500              1,329,709
i-CABLE Communications Ltd.                                                         515,000                 75,945
New World Development Ltd.                                                          664,794              1,350,407
Next Media Ltd.                                                                     400,000                153,231
Silver Grant International Ltd.                                                     174,000                 27,195
SmarTone Telecommunications Holdings Ltd.                                           233,978                241,214
Television Broadcasts Ltd.                                                           98,000                564,940
Wharf (Holdings) Ltd. (The)                                                         402,392              1,681,414
Wheelock & Co. Ltd.                                                                 139,000                372,056
                                                                                                    --------------
                                                                                                         8,783,468
                                                                                                    --------------

INDONESIA -- 0.4%
Bank Pan Indonesia Tbk PT (a)                                                     6,043,403                551,479
Bank Permata Tbk PT (a) (b)                                                           5,572                    520
Citra Marga Nusaphala Persada Tbk PT                                                156,500                 22,610
Gudang Garam Tbk PT                                                                 106,000                 74,252
Indofood Sukses Makmur Tbk PT                                                       999,000                261,015
Matahari Putra Prima Tbk PT                                                       1,896,600                109,388
Mulia Industrindo Tbk PT                                                            221,500                  7,935
Semen Gresik (Persero) Tbk PT                                                     1,119,000                486,884
                                                                                                    --------------
                                                                                                         1,514,083
                                                                                                    --------------

IRELAND -- 0.4%
Bank of Ireland                                                                      28,151                244,057
DCC plc                                                                               4,740                117,877
Fyffes plc                                                                          100,000                 96,035
Independent News & Media plc                                                        216,340                530,195
Paddy Power plc                                                                       4,285                135,111
Total Produce plc                                                                    99,200                 87,462
                                                                                                    --------------
                                                                                                         1,210,737
                                                                                                    --------------

ITALY -- 2.8%
Banco Popolare Societa Cooperativa                                                   21,801                384,512
Fiat SpA                                                                             66,166              1,080,411
Finmeccanica SpA                                                                      4,700                122,760
Intesa Sanpaolo                                                                     477,733              2,718,509
Luxottica Group SpA - SPADR                                                          36,000                839,880
Natuzzi SpA - SPADR (a)                                                               6,600                 21,054
Saipem SpA                                                                           43,679              2,046,072
Seat Pagine Gaille SpA (a)                                                        2,418,915                250,860
UniCredit SpA                                                                       391,488              2,385,071
                                                                                                    --------------
                                                                                                         9,849,129
                                                                                                    --------------

JAPAN -- 17.0%
Ajinomoto Co., Inc.                                                                  41,000                387,276
Alfresa Holdings Corp.                                                                6,800                486,073
Astellas Pharma, Inc.                                                                55,400              2,353,368
Bank of Yokohama Ltd. (The)                                                          70,000                482,819
Bridgestone Corp.                                                                    31,900                485,505
Canon, Inc.                                                                          70,450              3,611,269
Chiba Bank Ltd. (The)                                                                26,000                182,657
Dai Nippon Printing Co. Ltd.                                                         36,000                530,443
Dai-Dan Co. Ltd.                                                                     27,000                128,185
Denso Corp.                                                                          17,000                581,890
East Japan Railway Co.                                                                  134              1,090,684
FamilyMart Co. Ltd.                                                                  12,300                502,340
FUJIFILM Holdings Corp.                                                               6,100                208,870
Fujitsu Frontech Ltd.                                                                 8,500                 80,515
Fukuoka Financial Group, Inc.                                                       103,000                465,780
Hitachi Chemical Co. Ltd.                                                            25,800                534,608
Inabata & Co. Ltd.                                                                   10,000                 49,548
Isetan Mitsukoshi Holdings Ltd. (a)                                                  31,500                336,753
JS Group Corp.                                                                       39,400                627,561
Kao Corp.                                                                           159,000              4,164,913
Kawasaki Heavy Industries Ltd.                                                      183,000                486,555
KDDI Corp.                                                                              376              2,327,828
Kinden Corp.                                                                         23,000                232,255
Kirin Holdings Co. Ltd.                                                               9,000                140,154
Kyowa Hakko Kogyo Co. Ltd.                                                           41,000                419,542
Marui Group Co. Ltd.                                                                 37,500                291,876
Matsushita Electric Works Ltd.                                                       74,772                761,362
Millea Holdings, Inc.                                                                61,700              2,401,545
Mitsubishi Corp.                                                                     32,300              1,062,799
Mitsubishi Tanabe Pharma Corp.                                                       48,000                628,279
Mitsubishi UFJ Financial Group, Inc.                                                134,500              1,183,989
Mizuho Financial Group, Inc.                                                            137                634,415
Namco Bandai Holdings, Inc.                                                          40,700                461,465
NEC Corp.                                                                           128,000                672,195
Nintendo Co. Ltd.                                                                     1,100                619,082
Nippon Meat Packers, Inc.                                                            48,000                649,463
Nippon Oil Corp.                                                                     80,000                538,396
Nippon Suisan Kaisha Ltd.                                                            72,000                367,381
Nippon Telegraph & Telephone Corp.                                                      303              1,476,896
Nitto Denko Corp.                                                                    31,300              1,199,130
Noritake Co. Ltd.                                                                    14,000                 57,934
NTT Data Corp.                                                                           74                288,674
NTT DoCoMo, Inc.                                                                        405                593,943
Obayashi Corp.                                                                       26,000                117,567
OMRON Corp.                                                                          19,700                425,276
Onward Holdings Co. Ltd.                                                             36,000                378,506
Ricoh Co. Ltd.                                                                       25,000                452,506
Rohm Co. Ltd.                                                                           700                 40,166
Ryosan Co. Ltd.                                                                       8,000                171,349
Sankyo Seiko Co. Ltd.                                                                 9,000                 21,558
Secom Co. Ltd.                                                                       18,700                910,478
Sekisui House Ltd.                                                                   89,000                829,116
Seven & I Holdings Co. Ltd.                                                         104,760              2,995,059
Shimizu Corp.                                                                        53,000                250,554
Shiseido Co. Ltd.                                                                    15,000                343,804
Sompo Japan Insurance, Inc.                                                          42,000                393,891
Sony Corp.                                                                           15,700                674,554
Sumitomo Electric Industries Ltd.                                                    36,900                469,959
Sumitomo Forestry Co. Ltd.                                                           44,500                366,208
Sumitomo Mitsui Financial Group, Inc.                                                   146              1,095,318
Taiyo Nippon Sanso Corp.                                                             58,000                484,383
Takeda Pharmaceutical Co. Ltd.                                                       84,600              4,290,299
TDK Corp.                                                                             6,500                389,726
Tokyo Electric Power Co., Inc. (The)                                                 13,400                344,329
Tokyo Electron Ltd.                                                                   9,500                546,264
Tokyo Gas Co. Ltd.                                                                  299,000              1,202,977
Tokyo Ohka Kogyo Co. Ltd.                                                             8,900                165,366
Toppan Forms Co. Ltd.                                                                21,700                259,645
Toyo Seikan Kaisha Ltd.                                                              29,100                514,829
Toyota Motor Corp.                                                                   65,700              3,090,387
West Japan Railway Co.                                                                  536              2,632,746
Yamatake Corp.                                                                       11,500                300,541
Yamato Holdings Co. Ltd.                                                             56,000                783,941
                                                                                                    --------------
                                                                                                        59,727,517
                                                                                                    --------------

LUXEMBOURG -- 0.8%
ArcelorMittal                                                                        28,949              2,857,631
                                                                                                    --------------

MALAYSIA -- 0.7%
AMMB Holdings Berhad                                                                293,087                286,023
British American Tobacco Malaysia Berhad                                             19,000                257,425
Bumiputra-Commerce Holdings Berhad                                                  257,899                632,281
Carlsberg Brewery Malaysia Berhad                                                    30,900                 36,722
Malaysian Airline System Berhad (a)                                                  80,000                 75,979
Multi-Purpose Holdings Berhad                                                       139,800                 63,011
Resorts World Berhad                                                                782,700                623,542
Sime Darby Berhad                                                                   170,052                483,592
                                                                                                    --------------
                                                                                                         2,458,575
                                                                                                    --------------

MEXICO -- 0.2%
America Movil SA de CV, Series L - ADR                                                2,400                126,600
Grupo Televisa SA - SPADR                                                            28,200                666,084
Telefonos de Mexico SAB de CV, Series L - SPADR                                       1,600                 37,888
Telmex Internacional SAB de CV, Series L - ADR (a)                                    1,600                 25,760
                                                                                                    --------------
                                                                                                           856,332
                                                                                                    --------------

NETHERLANDS -- 4.1%
Heineken NV                                                                          21,150              1,075,020
ING Groep NV - CVA                                                                   71,038              2,244,936
Koninklijke (Royal) KPN NV                                                           60,072              1,026,944
Koninklijke (Royal) Philips Electronics NV                                           21,632                730,474
Koninklijke Boskalis Westminster NV - CVA                                            22,624              1,210,339
Reed Elsevier NV                                                                    110,325              1,850,565
Royal Dutch Shell plc, Class A                                                      112,693              4,637,123
Royal Dutch Shell plc, Class B                                                       30,837              1,239,365
Wolters Kluwer NV                                                                    23,288                540,214
                                                                                                    --------------
                                                                                                        14,554,980
                                                                                                    --------------

NEW ZEALAND -- 0.4%
PGG Wrightson Ltd.                                                                  175,450                334,192
Telecom Corp. of New Zealand Ltd.                                                   447,796              1,214,856
                                                                                                    --------------
                                                                                                         1,549,048
                                                                                                    --------------

NORWAY -- 0.4%
DNB NOR ASA                                                                          45,860                581,362
StatoilHydro ASA                                                                     22,700                847,482
                                                                                                    --------------
                                                                                                         1,428,844
                                                                                                    --------------

PHILIPPINES (THE) -- 1.0%
ABS-CBN Holdings Corp.                                                              696,100                294,596
Ayala Corp.                                                                         187,789              1,081,585
Banco de Oro Unibank, Inc.                                                           84,100                 80,422
Benpres Holdings Corp. (a)                                                        1,508,000                 34,867
DMCI Holdings, Inc.                                                                 488,000                 65,113
Globe Telecom, Inc.                                                                  38,200              1,003,084
Jollibee Foods Corp.                                                                229,200                176,025
Philippine Long Distance Telephone Co. - SPADR                                       15,500                828,010
                                                                                                    --------------
                                                                                                         3,563,702
                                                                                                    --------------

POLAND -- 0.2%
Bank Pekao SA                                                                        10,497                809,683
                                                                                                    --------------

RUSSIA -- 0.5%
LUKOIL - SPADR                                                                       16,800              1,656,480
                                                                                                    --------------

SINGAPORE -- 2.4%
Great Eastern Holdings Ltd.                                                          65,000                807,773
GuocoLeisure Ltd. (a)                                                               365,000                206,412
Jardine Matheson Holdings Ltd.                                                       99,820              3,102,159
Jardine Strategic Holdings Ltd.                                                     107,812              1,840,964
Mandarin Oriental International Ltd.                                                 70,881                123,422
Oversea-Chinese Banking Corp.                                                       190,000              1,142,770
Singapore Telecommunications Ltd.                                                   211,000                563,104
STATS ChipPAC Ltd. (a)                                                              627,000                534,940
United Industrial Corp. Ltd.                                                         35,000                 76,663
Yellow Pages Singapore Ltd.                                                          74,000                 37,622
                                                                                                    --------------
                                                                                                         8,435,829
                                                                                                    --------------

SOUTH AFRICA -- 0.9%
Anglo Platinum Ltd.                                                                   2,600                433,189
AngloGold Ashanti Ltd.                                                                1,936                 65,908
City Lodge Hotels Ltd.                                                                9,008                 80,330
Discovery Holdings Ltd.                                                               9,307                 25,823
FirstRand Ltd.                                                                      165,816                280,356
Gold Fields Ltd.                                                                      8,286                104,957
Hosken Consolidated Investments Ltd.                                                 20,000                166,407
JD Group Ltd.                                                                         9,926                 33,240
Nedbank Group Ltd.                                                                   31,944                373,436
New Clicks Holdings Ltd.                                                             44,500                 70,292
Pretoria Portland Cement Co. Ltd.                                                   162,881                595,634
RMB Holdings Ltd.                                                                   170,400                455,284
Sun International Ltd.                                                               49,830                559,739
                                                                                                    --------------
                                                                                                         3,244,595
                                                                                                    --------------

SOUTH KOREA -- 0.3%
Hana Financial Group, Inc.                                                           20,350                782,101
Kookmin Bank                                                                          1,200                 70,381
Korea Electric Power Corp.                                                              950                 27,900
POSCO                                                                                   200                104,065
Samsung Electronics Co. Ltd.                                                            170                101,748
SK Telecom Co. Ltd.                                                                     608                111,253
                                                                                                    --------------
                                                                                                         1,197,448
                                                                                                    --------------

SPAIN -- 4.1%
Acciona SA                                                                            6,621              1,562,038
Acerinox SA                                                                          58,793              1,348,334
Banco Popular Espanol SA                                                             59,020                815,519
Banco Santander SA                                                                  198,962              3,630,289
Iberdrola SA                                                                        165,572              2,213,303
Prosegur, Compania de Seguridad SA                                                    7,800                337,525
Telefonica SA                                                                       165,272              4,367,964
Viscofan SA                                                                          11,550                246,790
                                                                                                    --------------
                                                                                                        14,521,762
                                                                                                    --------------

SWEDEN -- 0.9%
Assa Abloy AB, Class B                                                               44,110                637,499
Hoganas AB, Class B                                                                  11,340                185,181
Modern Times Group AB, Class B                                                        2,570                150,664
Svenska Cellulosa AB (SCA), Class B                                                  44,900                632,208
Svenska Handelsbanken AB, Class A                                                    35,700                844,060
Telefonaktiebolaget LM Ericsson, Class B                                             71,124                733,951
TeliaSonera AB                                                                       16,500                121,575
                                                                                                    --------------
                                                                                                         3,305,138
                                                                                                    --------------

SWITZERLAND -- 2.8%
Adecco SA                                                                            13,800                680,552
Compagnie Financiere Richemonte AG (UNIT)                                            17,117                945,288
Geberit AG                                                                            4,988                730,549
Logitech International SA (a)                                                        24,405                650,553
Novartis AG                                                                          93,808              5,144,105
PubliGroupe SA                                                                          766                194,216
Roche Holding AG                                                                      5,872              1,053,677
Sonova Holding AG Registered                                                          1,603                131,972
UBS AG Registered (a)                                                                17,821                368,434
                                                                                                    --------------
                                                                                                         9,899,346
                                                                                                    --------------

TAIWAN -- 0.9%
Chunghwa Telecom Co. Ltd. - ADR (a)                                                  53,344              1,353,337
Taiwan Semiconductor Manufacturing Co. Ltd. (a)                                     235,584                503,819
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR (a)                             115,231              1,257,170
                                                                                                    --------------
                                                                                                         3,114,326
                                                                                                    --------------

THAILAND -- 0.9%
Advanced Info Service PCL                                                           257,500                712,390
GMM Grammy PCL                                                                      132,000                 51,323
Kasikornbank PCL                                                                    153,300                330,121
Land and Houses Public Co. Ltd.                                                     520,300                115,155
Matichon PCL                                                                        218,400                 57,156
MBK PCL                                                                              56,700                118,708
Post Publishing PCL                                                                 240,000                 41,633
Siam Cement PCL                                                                      66,400                395,203
Siam Cement PCL - NVDR                                                              210,800              1,216,822
Thanachart Capital PCL                                                              228,600                 91,618
                                                                                                    --------------
                                                                                                         3,130,129
                                                                                                    --------------

UNITED KINGDOM -- 15.2%
AMEC plc                                                                             13,939                246,591
Anglo American plc - ADR                                                             24,990                885,896
Anglo American plc - LSE Shares                                                       2,026                141,410
Arriva plc                                                                           79,361              1,080,573
Aviva plc                                                                            93,745                928,895
BAE Systems plc                                                                     173,268              1,525,048
Barclays plc                                                                        125,010                723,727
Barclays plc - SUB Shares                                                            26,787                  5,336
BG Group plc                                                                        102,929              2,681,244
BHP Billiton plc                                                                     45,543              1,749,274
BP plc                                                                              417,058              4,838,328
Bradford & Bingley plc                                                              121,849                156,000
BT Group plc                                                                         63,600                252,802
Bunzl plc                                                                            26,567                345,886
Cable & Wireless plc                                                                373,300              1,117,846
Capita Group plc                                                                     98,498              1,346,822
Carnival plc                                                                         16,195                514,483
Compass Group plc                                                                   300,009              2,253,973
Daily Mail & General Trust NV, Class A                                                9,450                 58,742
Devro plc                                                                            63,600                102,801
Diageo plc                                                                           60,304              1,107,593
Enodis plc                                                                          194,137              1,230,874
Enterprise Inns plc                                                                  63,875                515,471
GKN plc                                                                             186,009                824,541
GlaxoSmithKline plc                                                                 199,021              4,398,576
Hays plc                                                                            164,147                294,073
HBOS plc                                                                            243,345              1,331,868
HMV Group plc                                                                        35,100                 90,425
Homeserve plc                                                                         5,042                169,815
ICAP plc                                                                             94,422              1,009,851
Informa plc                                                                         100,400                824,192
International Personal Finance                                                       76,602                419,204
Intertek Group plc                                                                   55,252              1,085,466
Invensys plc (a)                                                                    156,574                810,894
ITV plc                                                                             282,068                249,702
Ladbrokes plc                                                                        49,007                248,899
Lloyds TSB Group plc                                                                274,631              1,683,094
Northgate plc                                                                         7,460                 52,365
Provident Financial plc                                                              30,854                487,580
Reckitt Benckiser Group plc                                                          26,060              1,319,563
Reed Elsevier plc                                                                    73,344                838,557
Rexam plc                                                                            73,600                567,061
Rio Tinto plc                                                                        14,168              1,737,116
Rolls-Royce Group plc (a)                                                            17,034                115,659
Royal Bank of Scotland Group plc                                                    519,458              2,215,537
RSA Insurance Group plc                                                              51,500                128,083
Sage Group plc                                                                      226,600                938,205
Smiths Group plc                                                                     20,500                442,652
Sportingbet plc (a)                                                                 105,975                 71,798
Stagecoach Group plc                                                                156,536                870,389
Tesco plc                                                                           136,300              1,000,898
Thomas Cook Group plc                                                               161,833                753,270
Tui Travel plc                                                                      185,879                755,504
Unilever plc                                                                        110,498              3,143,625
Vodafone Group plc                                                                  208,987                615,780
WPP Group plc                                                                        44,700                430,325
                                                                                                    --------------
                                                                                                        53,734,182
                                                                                                    --------------

UNITED STATES -- 0.1%
NII Holdings, Inc., Class B (a)                                                       5,800                275,442
                                                                                                    --------------
Total Common Stocks
  (Cost $226,131,978)                                                                                  279,485,138
                                                                                                    --------------

COMMINGLED INVESTMENT VEHICLES -- 13.4%

EXCHANGE-TRADED FUNDS -- 0.5%
iShares MSCI Emerging Markets Index Fund                                             11,500              1,559,170
                                                                                                    --------------

PRIVATE INVESTMENT FUNDS (d) -- 12.9%
Convexity Capital Offshore, LP (a) (b) (c) (d)                                                          14,639,900
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)                                        54,343             19,176,450
Lone Dragon Pine, LP (a) (b) (c) (d)                                                                     4,582,790
Tosca (a) (b) (c) (d)                                                                65,654              7,169,815
                                                                                                    --------------
                                                                                                        45,568,955
                                                                                                    --------------
Total Commingled Investment Vehicles
  (Cost $30,484,455)                                                                                    47,128,125
                                                                                                    --------------

PREFERRED STOCKS -- 0.6%
Cia Vale do Rio Doce, 1.46% (Brazil)                                                 52,940              1,575,222
Hyundai Motor Co. Ltd., 3.98% (South Korea)                                          25,410                693,752
Malaysian Airline System Berhad, 30.0% (Malaysia)                                    20,000                  4,713
                                                                                                    --------------
Total Preferred Stocks
  (Cost $1,477,834)                                                                                      2,273,687
                                                                                                    --------------

                                                                                    NUMBER
                                                                                 OF CONTRACTS

RIGHTS -- 0.0%
Anglogold Ashanti, Expiring 07/04/08 (South Africa) (a)                                 477                  4,070
HBOS plc, Expiring 07/18/08 (United Kingdom) (a)                                     97,337                 20,842
                                                                                                    --------------
Total Rights
  (Cost $0)                                                                                                 24,912
                                                                                                    --------------

WARRANTS -- 0.0%
Bank Pan Indonesia Tbk - Warrants Expiring 07/10/09 (Indonesia) (a)               1,266,980                 58,402
Matahari Putra Prima Tbk - Warrants Expiring 07/12/10 (Indonesia) (a)               370,825                  1,247
Multi-Purpose Holdings Berhad - Warrants Expiring 02/26/09 (Malaysia) (a)            20,400                  3,559
                                                                                                    --------------
Total Warrants
  (Cost $16,955)                                                                                            63,208
                                                                                                    --------------

                                       INTEREST        MATURITY            PRINCIPAL
                                         RATE            DATE                AMOUNT

SHORT-TERM INVESTMENTS -- 6.9%

REPURCHASE AGREEMENT -- 4.1%
State Street Bank and Trust Co. Repurchase Agreement issued on 06/30/08
  (proceeds at maturity $14,418,600) (Collateralized by US Treasury Bills, due
  11/13/08 with a principal value of $14,825,000 and a market value of
  $14,713,813)
  (Cost $14,418,200)                    1.000%         07/01/08           $14,418,200               $   14,418,200
                                                                                                    --------------

US TREASURY SECURITIES -- 2.8%
US Treasury Bill (f) (g)
  (Cost $9,982,708)                                    07/31/08           $10,000,000               $    9,986,130
                                                                                                    --------------
Total Short-Term  Investments
  (Cost $24,400,908)                                                                                    24,404,330
                                                                                                    --------------
Total Investments -- 100.2%
  (Cost $282,512,130)                                                                                  353,379,400
Liabilities  in  Excess  of Other Assets --
  (0.2)%                                                                                                  (868,147)
                                                                                                    --------------
Net Assets -- 100.0%                                                                                $  352,511,253
                                                                                                    ==============

  ADR  American Depositary Reciept
  CVA  Certificaaten van aandelen (share certificates)
 EAFE  Europe, Australasia, and Far East
  GDR  Global Depositary Reciept
  LSE  London Stock Exchange
 MSCI  Morgan Stanley Capital International
 NVDR  Non-Voting Depositary Receipt
SPADR  Sponsored ADR
  SUB  Subscription
 UNIT  A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
 VVPR  Verminderde Voorheffing Precompte Reduit (France dividend coupon)
 XLON  London International Exchange
 XPLU  Plus Market Group
    *  Approximately 29.0% of the fund's total investments are maintained to cover "senior securities transactions"
       which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
  (a)  Non income-producing security.
  (b)  Illiquid security.
  (c)  Restricted Securities. The following restricted securities were held by the fund as of June 30, 2008, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

       INVESTMENT                                             DATE OF ACQUISITION        COST           VALUE
       Aeroplane Income Fund Registered, Class D               01/08/07-05/22/07       $   125,543  $     130,141
       Bell Aliant Regional Communications Income Fund             07/11/06                 16,840         16,113
       Convexity Capital Offshore, LP                              02/16/06             11,000,000     14,639,900
       Jazz Air Income Fund                                    03/12/07-05/22/07            23,682         17,795
       Lansdowne UK Equity Fund Ltd.                               05/31/03              8,000,000     19,176,450
       Lone Dragon Pine, LP                                        03/31/08              5,000,000      4,582,790
       Tosca                                                       07/01/04              4,700,000      7,169,815
                                                                                                    -------------
       Total                                                                                        $  45,733,004
                                                                                                    =============

  (d)  Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $45,733,004, which represents 12.97% of the fund's net assets.
  (e)  Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2008. These positions are therefore grouped into their own industry classification.
  (f)  Security or a portion thereof is pledged as initial margin for financial futures contracts.
  (g)  Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

               SUMMARY SCHEDULE OF INVESTMENTS
               ------------------------------------------------------------------------------
               Common Stock                                                             79.3%
               Private Investment Funds                                                 12.9%
               Short-Term Investments                                                    6.9%
               Preferred Stocks                                                          0.6%
               Exchange-Traded Funds                                                     0.5%
               Warrants                                                                  0.0%
               Rights                                                                    0.0%
               ------------------------------------------------------------------------------
               Total Investments                                                       100.2%
               ------------------------------------------------------------------------------
               Liabilities in Excess of Other Assets                                   (0.2)%
               ------------------------------------------------------------------------------
               Net Assets                                                              100.0%
               ------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS

                                                                         INITIAL
                                                                        NOTIONAL       NOTIONAL       UNREALIZED
NUMBER OF                                                                VALUE/        VALUE AT     APPRECIATION/
CONTRACTS    TYPE                                                      (PROCEEDS)    JUNE 30, 2008  (DEPRECIATION)
             Long Financial Futures Contracts
      65     September 2008 Australian Dollar                          $ 6,086,955    $ 6,170,450    $   83,495
     113     September 2008 CAC40 Index                                  8,400,030      7,963,385     (436,645)
     189     September 2008 Canadian Dollar                             18,457,292     18,552,240        94,948
      24     September 2008 DAX Index                                    6,366,699      6,121,466     (245,233)
      37     September 2008 Euro FX GLBX                                 7,109,452      7,256,625       147,173
      79     September 2008 FTSE 100 Index                               9,090,932      8,887,472     (203,460)
      19     September 2008 Japanese Yen                                 2,223,187      2,249,363        26,175
      10     September 2008 MIB Index                                    2,438,517      2,336,170     (102,347)
     105     September 2008 Swiss Franc                                 12,585,942     12,875,625       289,683
      79     September 2008 Topix Index                                 10,357,987      9,809,436     (548,551)
      24     September 2008 TSE 60 Index                                 4,143,900      4,077,435      (66,465)
                                                                                                     ---------
                                                                                                     $(961,227)
                                                                                                     =========

FORWARD CURRENCY CONTRACTS


                                                                                                      UNREALIZED
                                                                       IN EXCHANGE                   APPRECIATION/
DESCRIPTION                                                                FOR                      (DEPRECIATION)
Sell Contracts
(pound)1,916,500  British Pounds Settling on 07/31/08                  $3,790,013                      $(18,014)
(euro) 3,919,000  Euro Dollar Settling on 07/31/08                     $6,091,890                       (68,430)
                                                                                                       --------
                                                                                                       $(86,444)
                                                                                                       ========

TOTAL RETURN SWAP CONTRACTS
                                                                                                             NET
                                                                                                          UNREALIZED
   EXPIRATION                                                                                           APPRECIATION/
      DATE            COUNTERPARTY              PAY               RECEIVE        NOTIONAL AMOUNT        (DEPRECIATION)
Long Total Return Swap Contracts
                                           1 Month LIBOR
                                          plus a specified      iShares MSCI
   02/24/2009         Bear Stearns             spread            EAFE Index        $ 4,882,500            $(74,946)

                                           1 Month LIBOR        iShares MSCI
                                          plus a specified        Emerging
   06/15/2009           Barclays               spread          Markets Index        14,575,824            (259,872)



                                           3 Month LIBOR       MSCI Daily TR
                        Goldman   (b)     plus a specified      Net Emerging
   06/23/2009            Sachs                 spread             Markets            4,991,333             (60,935)
                                                                                                          --------
                                                                                                          $(395,753)
                                                                                                          ========

See accompanying Notes to Financial Statements.

TIFF US EQUITY FUND/SCHEDULE OF INVESTMENTS (UNAUDITED)*                                             JUNE 30, 2008

                                                                                 NUMBER
                                                                                OF SHARES               VALUE
INVESTMENTS -- 99.7% OF NET ASSETS

COMMON STOCKS -- 68.9%

AEROSPACE & DEFENSE -- 1.6%
AAR Corp. (a)                                                                        61,500         $      832,095
Boeing Co.                                                                            5,700                374,604
L-3 Communications Holdings, Inc.                                                     5,200                472,524
Lockheed Martin Corp.                                                                 6,600                651,156
Northrop Grumman Corp.                                                                7,900                528,510
Raytheon Co.                                                                          3,100                174,468
                                                                                                    --------------
                                                                                                         3,033,357
                                                                                                    --------------

BEVERAGES -- 0.6%
Constellation Brands, Inc., Class A (a)                                              11,300                224,418
Molson Coors Brewing Co., Class B                                                     3,900                211,887
PepsiCo, Inc.                                                                        10,900                693,131
                                                                                                    --------------
                                                                                                         1,129,436
                                                                                                    --------------

BIOTECHNOLOGY -- 0.5%
Amgen, Inc. (a)                                                                      12,900                608,364
Biogen Idec, Inc. (a)                                                                 3,200                178,848
Gilead Sciences, Inc. (a)                                                             3,900                206,505
                                                                                                    --------------
                                                                                                           993,717
                                                                                                    --------------

BUILDING PRODUCTS -- 1.0%
Armstrong World Industries, Inc.                                                     67,000              1,957,740
                                                                                                    --------------

CAPITAL MARKETS -- 1.3%
Ameriprise Financial, Inc.                                                            9,700                394,499
Charles Schwab Corp. (The)                                                           27,100                556,634
Franklin Resources, Inc.                                                              5,500                504,075
Goldman Sachs Group, Inc.                                                             4,300                752,070
TD Ameritrade Holding Corp. (a)                                                      10,900                197,181
                                                                                                    --------------
                                                                                                         2,404,459
                                                                                                    --------------

CHEMICALS -- 2.5%
Dow Chemical Co. (The)                                                               12,100                422,411
Nalco Holding Co.                                                                   124,468              2,632,498
Valspar Corp.                                                                        89,500              1,692,445
                                                                                                    --------------
                                                                                                         4,747,354
                                                                                                    --------------

COMMERCIAL BANKS -- 1.4%
Fifth Third Bancorp                                                                  13,900                141,502
North Valley Bancorp                                                                 69,300                451,143
Prosperity Bancshares, Inc.                                                          46,187              1,234,579
Regions Financial Corp.                                                              35,600                388,396
South Financial Group, Inc. (The)                                                    64,000                250,880
Wells Fargo & Co.                                                                    10,300                244,625
                                                                                                    --------------
                                                                                                         2,711,125
                                                                                                    --------------

COMMUNICATIONS EQUIPMENT -- 0.4%
Cisco Systems, Inc. (a)                                                              15,500                360,530
Juniper Networks, Inc. (a)                                                           12,600                279,468
QUALCOMM, Inc.                                                                        4,700                208,539
                                                                                                    --------------
                                                                                                           848,537
                                                                                                    --------------

COMPUTERS & PERIPHERALS -- 1.1%
Dell, Inc. (a)                                                                       12,900                282,252
Hewlett-Packard Co.                                                                  22,100                977,041
International Business Machines Corp. (IBM)                                           3,200                379,296
Seagate Technology                                                                   21,600                413,208
                                                                                                    --------------
                                                                                                         2,051,797
                                                                                                    --------------

CONSUMER FINANCE -- 0.2%
Capital One Financial Corp.                                                           8,700                330,687
                                                                                                    --------------

DIVERSIFIED CONSUMER SERVICES -- 4.3%
DeVry, Inc.                                                                          96,000              5,147,520
ITT Educational Services, Inc. (a)                                                   37,100              3,065,573
                                                                                                    --------------
                                                                                                         8,213,093
                                                                                                    --------------

DIVERSIFIED FINANCIAL SERVICES -- 0.4%
JPMorgan Chase & Co.                                                                 19,200                658,752
                                                                                                    --------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
AT&T, Inc.                                                                           22,392                754,386
General Communications, Inc., Class A (a)                                            94,100                646,467
Verizon Communications, Inc.                                                         10,100                357,540
                                                                                                    --------------
                                                                                                         1,758,393
                                                                                                    --------------

ELECTRIC UTILITIES -- 1.4%
American Electric Power Co., Inc.                                                     2,000                 80,460
Edison International                                                                  9,500                488,110
FirstEnergy Corp.                                                                     6,100                502,213
Portland General Electric Co.                                                        71,600              1,612,432
                                                                                                    --------------
                                                                                                         2,683,215
                                                                                                    --------------

ELECTRICAL EQUIPMENT -- 0.1%
Rockwell Automation, Inc.                                                             3,700                161,801
                                                                                                    --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.0%
Checkpoint Systems, Inc. (a)                                                        183,200              3,825,216
Rogers Corp. (a)                                                                     49,000              1,841,910
                                                                                                    --------------
                                                                                                         5,667,126
                                                                                                    --------------

ENERGY EQUIPMENT & SERVICES -- 1.0%
Cal Dive International, Inc. (a)                                                     96,500              1,378,985
Halliburton Co.                                                                      11,500                610,305
                                                                                                    --------------
                                                                                                         1,989,290
                                                                                                    --------------

FOOD & STAPLES RETAILING -- 0.7%
Geerlings & Wade, Inc. (a)                                                           66,300                 33,813
Kroger Co. (The)                                                                     20,900                603,383
Safeway, Inc.                                                                        11,000                314,050
Sysco Corp.                                                                          16,100                442,911
                                                                                                    --------------
                                                                                                         1,394,157
                                                                                                    --------------

FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co.                                                            8,300                280,125
ConAgra Foods, Inc.                                                                  18,300                352,824
General Mills, Inc.                                                                   9,500                577,315
                                                                                                    --------------
                                                                                                         1,210,264
                                                                                                    --------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Accuray, Inc. (a)                                                                    98,494                718,021
Cooper Companies, Inc. (The)                                                         70,398              2,615,286
PharmChem, Inc. (a) (b)                                                             269,200                    269
                                                                                                    --------------
                                                                                                         3,333,576
                                                                                                    --------------

HEALTH CARE PROVIDERS & SERVICES -- 6.1%
Aetna, Inc.                                                                           4,700                190,491
AmerisourceBergen Corp.                                                               9,500                379,905
Cardinal Health, Inc.                                                                10,200                526,116
CIGNA Corp.                                                                           6,600                233,574
Express Scripts, Inc. (a)                                                             8,500                533,120
LifePoint Hospitals, Inc. (a)                                                        83,747              2,370,040
Lincare Holdings, Inc. (a)                                                           20,000                568,000
McKesson Corp.                                                                        9,400                525,554
Medco Health Solutions, Inc. (a)                                                      4,300                202,960
Odyssey HealthCare, Inc. (a)                                                        105,100              1,023,674
Owens & Minor, Inc.                                                                  50,800              2,321,052
UnitedHealth Group, Inc.                                                             19,000                498,750
Universal Health Services, Inc., Class B                                             37,000              2,339,140
                                                                                                    --------------
                                                                                                        11,712,376
                                                                                                    --------------

HOTELS, RESTAURANTS & LEISURE -- 0.7%
California Pizza Kitchen, Inc. (a)                                                   45,000                503,550
Ruby Tuesday, Inc.                                                                   65,000                351,000
Yum! Brands, Inc.                                                                    14,700                515,823
                                                                                                    --------------
                                                                                                         1,370,373
                                                                                                    --------------

HOUSEHOLD PRODUCTS -- 0.5%
Kimberly-Clark Corp.                                                                  4,500                269,010
Procter & Gamble Co.                                                                 10,900                662,829
                                                                                                    --------------
                                                                                                           931,839
                                                                                                    --------------

INSURANCE -- 4.0%
Aflac, Inc.                                                                           5,500                345,400
Allstate Corp. (The)                                                                 12,200                556,198
Arthur J. Gallagher & Co.                                                            50,000              1,205,000
Brown & Brown, Inc.                                                                  60,000              1,043,400
Chubb Corp.                                                                          11,200                548,912
Hilb, Rogal & Hobbs Co.                                                              65,135              2,830,767
MetLife, Inc.                                                                         6,500                343,005
Progressive Corp. (The)                                                              15,000                280,800
Travelers Companies, Inc. (The)                                                      11,500                499,100
                                                                                                    --------------
                                                                                                         7,652,582
                                                                                                    --------------

INTERNET SOFTWARE & SERVICES -- 0.2%
eBay, Inc. (a)                                                                       11,300                308,829
                                                                                                    --------------

IT SERVICES -- 0.4%
Automatic Data Processing, Inc.                                                      13,200                553,080
MoneyGram International, Inc.                                                       165,500                149,281
                                                                                                    --------------
                                                                                                           702,361
                                                                                                    --------------

LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Thermo Fisher Scientific, Inc. (a)                                                   38,400              2,140,032
                                                                                                    --------------

MACHINERY -- 0.9%
Caterpillar, Inc.                                                                     6,300                465,066
Cummins, Inc.                                                                         7,400                484,848
Dover Corp.                                                                           4,000                193,480
Parker-Hannifin Corp.                                                                 6,800                484,976
                                                                                                    --------------
                                                                                                         1,628,370
                                                                                                    --------------

MEDIA -- 3.1%
Cox Radio, Inc., Class A (a)                                                        137,836              1,626,465
DIRECTV Group, Inc. (The) (a)                                                        20,800                538,928
Liberty Global, Inc., Class A (a)                                                     6,400                201,152
Live Nation, Inc. (a)                                                               203,669              2,154,818
Time Warner, Inc.                                                                    43,400                642,320
Viacom, Inc., Class B (a)                                                             4,900                149,646
Walt Disney Co. (The)                                                                20,200                630,240
                                                                                                    --------------
                                                                                                         5,943,569
                                                                                                    --------------

METALS & MINING -- 1.5%
Alcoa, Inc.                                                                          13,400                477,308
Haynes International, Inc. (a)                                                       28,000              1,611,400
Nucor Corp.                                                                           8,300                619,761
Pacific Rim Mining Corp. (Canada) (a) (d) (c)                                        35,000                 28,350
United States Steel Corp.                                                             1,100                203,258
                                                                                                    --------------
                                                                                                         2,940,077
                                                                                                    --------------

MULTI-UTILITIES -- 0.3%
Public Service Enterprise Group, Inc.                                                12,200                560,346
                                                                                                    --------------

MULTILINE RETAIL -- 2.5%
Big Lots, Inc. (a)                                                                  110,125              3,440,305
Macy's, Inc.                                                                         14,900                289,358
Saks, Inc. (a)                                                                      100,000              1,098,000
                                                                                                    --------------
                                                                                                         4,827,663
                                                                                                    --------------

OFFICE ELECTRONICS -- 1.4%
Zebra Technologies Corp., Class A (a)                                                80,600              2,630,784
                                                                                                    --------------

OIL, GAS & CONSUMABLE FUELS -- 7.6%
Chevron Corp.                                                                        13,700              1,358,081
ConocoPhillips                                                                       12,800              1,208,192
Exxon Mobil Corp.                                                                    26,100              2,300,193
Murphy Oil Corp.                                                                      6,500                637,325
Nexen, Inc. (Canada)                                                                 12,500                496,875
Occidental Petroleum Corp.                                                            9,300                835,698
Petro-Canada - NYSE Shares (Canada)                                                   8,500                473,875
Plains Exploration & Production Co. (a)                                              35,610              2,598,462
Stone Energy Corp. (a)                                                               64,000              4,218,240
Valero Energy Corp.                                                                  10,700                440,626
                                                                                                    --------------
                                                                                                        14,567,567
                                                                                                    --------------

PHARMACEUTICALS -- 1.6%
Forest Laboratories, Inc. (a)                                                         5,000                173,700
Johnson & Johnson                                                                     9,500                611,230
Pfizer, Inc.                                                                         54,800                957,356
Salix Pharmaceuticals Ltd. (a)                                                      173,700              1,221,111
                                                                                                    --------------
                                                                                                         2,963,397
                                                                                                    --------------

ROAD & RAIL -- 1.5%
Avis Budget Group, Inc. (a)                                                         220,000              1,841,400
CSX Corp.                                                                             8,500                533,885
Norfolk Southern Corp.                                                                9,000                564,030
                                                                                                    --------------
                                                                                                         2,939,315
                                                                                                    --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
Analog Devices, Inc.                                                                  5,900                187,443
Cabot Microelectronics Corp. (a)                                                     71,300              2,363,595
Intel Corp.                                                                           8,500                182,580
Texas Instruments, Inc.                                                              21,900                616,704
                                                                                                    --------------
                                                                                                         3,350,322
                                                                                                    --------------

SOFTWARE -- 1.9%
Adobe Systems, Inc. (a)                                                              11,500                452,985
Manhattan Associates, Inc. (a)                                                       26,900                638,337
Microsoft Corp.                                                                      51,700              1,422,267
NexPrise, Inc. (a) (b)                                                               28,553                 21,415
Oracle Corp. (a)                                                                     19,700                413,700
Preview Systems, Inc. (b)                                                            66,800                    334
Symantec Corp. (a)                                                                   29,600                572,760
                                                                                                    --------------
                                                                                                         3,521,798
                                                                                                    --------------

SPECIALTY RETAIL -- 4.6%
Aaron Rents, Inc.                                                                   107,298              2,395,964
Best Buy Co., Inc.                                                                    8,300                328,680
Gap, Inc. (The)                                                                      20,800                346,736
PetSmart, Inc.                                                                      109,700              2,188,515
Sally Beauty Holdings, Inc. (a)                                                     179,141              1,157,251
TJX Companies, Inc. (The)                                                             6,300                198,261
Zale Corp. (a)                                                                      116,300              2,196,907
                                                                                                    --------------
                                                                                                         8,812,314
                                                                                                    --------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. (a)                                                                      13,800                398,544
Nike, Inc., Class B                                                                   6,700                399,387
                                                                                                    --------------
                                                                                                           797,931
                                                                                                    --------------

THRIFTS & MORTGAGE FINANCE -- 1.2%
BankUnited Financial Corp., Class A                                                  62,000                 59,520
Downey Financial Corp.                                                               31,395                 86,964
Hudson City Bancorp, Inc.                                                            10,900                181,812
People's United Financial, Inc.                                                     121,200              1,890,720
                                                                                                    --------------
                                                                                                         2,219,016
                                                                                                    --------------

TRADING COMPANIES & DISTRIBUTORS -- 0.5%
United Rentals, Inc. (a)                                                             50,200                984,422
                                                                                                    --------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Rogers Communications, Inc., Class B - NYSE Shares (Canada)                           6,300                243,558
Sprint Nextel Corp.                                                                  36,700                348,650
                                                                                                    --------------
                                                                                                           592,208
                                                                                                    --------------
Total Common Stocks
  (Cost $126,455,875)                                                                                  131,375,367
                                                                                                    --------------

COMMINGLED INVESTMENT VEHICLES -- 24.5%

PRIVATE INVESTMENT FUNDS (d) -- 24.5%
Adage Capital Partners, LP (a) (b) (c) (d)                                                              29,749,093
Freeman Fair Value Fund I, LP (a) (c) (d)                                                               16,936,733
Gotham Partners, LP (a) (b) (c) (d)                                                                        127,994
                                                                                                    --------------
Total Commingled Investment Vehicles
  (Cost $38,497,786)                                                                                    46,813,820
                                                                                                    --------------

                                      INTEREST         MATURITY            PRINCIPAL
                                        RATE             DATE                AMOUNT

SHORT-TERM INVESTMENTS -- 6.3%

REPURCHASE AGREEMENTS -- 4.7%
State Street Bank and Trust Co. Repurchase Agreement issued on 06/30/08
  (proceeds at maturity $8,873,034) (Collateralized by US Treasury Bills, due
  11/13/08 with a principal value of $9,125,000 and a market value of
  $9,056,563)
  (Cost $8,872,788)                     1.000%         07/01/08           $ 8,872,788                    8,872,788
                                                                                                    --------------

US TREASURY SECURITIES -- 1.6%
US Treasury Bill (f) (g)                               12/04/08             1,000,000                      990,978
US Treasury Bill (f) (g)                               12/11/08             2,000,000                    1,980,966
                                                                                                    --------------
Total US Treasury Securities
  (Cost $2,970,725)                                                                                      2,971,944
                                                                                                    --------------
Total Short-Term Investments
  (Cost $11,843,513)                                                                                    11,844,732
                                                                                                    --------------
Total Investments -- 99.7%
  (Cost $176,797,174)                                                                                  190,033,919

Other Assets in Excess of Liabilities -- 0.3%                                                              637,359
                                                                                                    --------------
Net Assets -- 100.0%                                                                                $  190,671,278
                                                                                                    ==============

    *  Approximately 56.0% of the fund's total investments are maintained to cover "senior securities transactions"
       which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
  (a)  Non income-producing security.
  (b)  Illiquid security.
  (c)  Restricted Securities. The following restricted securities were held by the fund as of June 30, 2008, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund
       I, LP, and Pacific Rim Mining Corp. (Canada). TIP's board of directors deemed Pacific Rim Mining Corp.
       (Canada) to be liquid. The valuation committee has determined the partnership interest in Freeman Fair Value
       Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

       INVESTMENT                                              DATE OF ACQUISITION         COST           VALUE
       Adage Capital Partners, LP                               01/01/02-06/30/03      $19,847,065  $  29,749,093
       Freeman Fair Value Fund I, LP                            10/01/04-12/31/04       18,000,000     16,936,733
       Gotham Partners, LP                                           06/29/97              650,721        127,994
       Pacific Rim Mining Corp. (Canada)                             06/01/04              100,800         28,350
                                                                                                    -------------
       Total                                                                                        $  46,842,170
                                                                                                    =============

  (d)  Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $46,842,170, which represents 24.57% of the fund's net assets.
  (e)  Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2008. These positions are therefore grouped into their own industry classification.
  (f)  Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
  (g)  Security or a portion thereof is pledged as initial margin for financial futures contracts.

               SUMMARY SCHEDULE OF INVESTMENTS
               ------------------------------------------------------------------------------
               Common Stock                                                             68.9%
               Private Investment Funds                                                 24.5%
               Short-Term Investments                                                    6.3%
               ------------------------------------------------------------------------------
               Total Investments                                                        99.7%
               ------------------------------------------------------------------------------
               Other Assets In Excess of Liabilities                                     0.3%
               ------------------------------------------------------------------------------
               Net Assets                                                              100.0%
               ------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS

                                                                       INITIAL
                                                                      NOTIONAL     NOTIONAL VALUE    UNREALIZED
 NUMBER OF                                                             VALUE/        AT JUNE 30,    APPRECIATION/
 CONTRACTS    TYPE                                                   (PROCEEDS)         2008        (DEPRECIATION)
              Long Financial Futures Contracts
      200     September 2008 S&P 500 Index                           $66,938,362    $64,055,000     $(2,883,362)
                                                                                                    ------------

              Short Financial Futures Contracts
       18     September 2008 Midcap 400 Index                         (7,816,423)    (7,390,800)         425,623
       90     September 2008 Russell 2000 Index                      (32,914,862)   (31,126,500)       1,788,362
                                                                                                    ------------
                                                                                                       2,213,985
                                                                                                    ------------
                                                                                                       $(669,377)
                                                                                                    ============

See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND/SCHEDULE OF INVESTMENTS (UNAUDITED)                                             JUNE 30, 2008

                                      INTEREST        MATURITY             PRINCIPAL
                                        RATE            DATE                 AMOUNT                     VALUE

INVESTMENTS -- 100.3% OF NET ASSETS

SHORT-TERM INVESTMENTS -- 100.3%

REPURCHASE AGREEMENT -- 0.6%
State Street Bank and Trust Co. Repurchase Agreement issued on 06/30/08
  (proceeds at maturity $797,492) (Collateralized by US Treasury Bills, due
  11/13/08 with a principal value of $820,000 and a market value of $813,850)
  (Cost $797,469)                       1.000%         07/01/08           $   797,469                 $    797,469
                                                                                                      ------------

US TREASURY SECURITIES -- 99.7%
US Treasury Bill (a)                                   09/04/08            25,000,000                   24,922,125
US Treasury Bill (a)                                   10/09/08            32,000,000                   31,837,152
US Treasury Bill (a)                                   11/06/08            12,000,000                   11,915,856
US Treasury Bill (a)                                   11/20/08             3,000,000                    2,976,096
US Treasury Bill (a)                                   11/28/08            41,000,000                   40,649,778
US Treasury Bill (a)                                   12/04/08             2,000,000                    1,981,956
US Treasury Bill (a)                                   12/18/08            27,700,000                   27,426,352
US Treasury Bill (a)                                   12/26/08             1,000,000                      989,518
                                                                                                      ------------
Total US Treasury Securities
  (Cost $142,717,293)                                                                                  142,698,833
                                                                                                      ------------
Total Short-Term Investments
  (Cost $143,514,762)                                                                                  143,496,302
                                                                                                      ------------
Total Investments -- 100.3%
  (Cost $143,514,762)                                                                                  143,496,302

Liabilities  in Excess of
  Other Assets -- (0.3)%                                                                                  (429,444)
                                                                                                      ------------
Net Assets -- 100.0%                                                                                  $143,066,858
                                                                                                      ============

(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated
    principal amount.

               SUMMARY SCHEDULE OF INVESTMENTS
               ------------------------------------------------------------------------------
               Short-Term Investments                                                  100.3%
               ------------------------------------------------------------------------------
               Total Investments                                                       100.3%
               ------------------------------------------------------------------------------
               Liabilities in Excess of Other Assets                                   (0.3)%
               ------------------------------------------------------------------------------
               Net Assets                                                              100.0%
               ------------------------------------------------------------------------------


See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                                                                     JUNE 30, 2008

                                                                         TIFF              TIFF          TIFF            TIFF
                                                                      MULTI-ASSET      INTERNATIONAL   US EQUITY       SHORT-TERM
                                                                         FUND           EQUITY FUND      FUND            FUND
ASSETS
Investments in securities, at value (cost: $1,994,715,233;
  $268,093,930; $167,924,386; $142,717,293)                         $2,226,220,148     $338,961,200   $181,161,131   $142,698,833
Investments in securities issued by indirect affiliates, at value
  (cost: $1,852,028; $--; $--; $--)                                      1,627,973               --             --             --
Repurchase agreements (cost: $474,122,029; $14,418,200; $8,872,788;
  $797,469)                                                            474,122,029       14,418,200      8,872,788        797,469
Cash                                                                            --               --         21,556             --
Deposit with brokers for securities sold short                          51,311,687               --             --             --
Cash denominated in foreign currencies (cost: $383,834; $204,065;
  $--; $--)                                                                384,029          204,821             --             --
Due from broker for futures variation margin                             1,334,582          176,524        395,200             --
Receivables for:
  Investment securities sold                                             6,405,937          186,022        458,457      2,983,772
  Interest                                                               2,702,037              401            246             22
  Dividends and tax reclaims                                             1,647,807          678,890        157,552             --
  Capital stock sold                                                            --               --             --        767,348
Swap contracts, at value                                                     5,078               --             --             --
                                                                    -------------------------------------------------------------
TOTAL ASSETS                                                         2,765,761,307      354,626,058    191,066,930    147,247,444
                                                                    -------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           2,052,920               --             --             --
Reverse repurchase agreements (Note 7)                                  70,400,990               --             --             --
Securities sold short, at value (proceeds: $46,982,953; $--; $--;
  $--)                                                                  45,674,867               --             --             --
Swap contracts, at value                                                   333,097          395,753             --             --
Payable for:
  Capital stock repurchased                                                 72,600           60,000         22,500      3,109,900
  Investment securities purchased                                       71,310,564          286,794        252,594        989,641
  Cover of securities sold short                                         2,966,264               --             --             --
  Accrued expenses and other liabilities                                   816,202          389,679         92,551         42,665
  Money manager fees                                                       115,548           47,749             --             --
  Dividends on securities sold short                                       247,965               --             --             --
  Interest on reverse repurchase agreements                                 37,970               --             --             --
  Distributions                                                          3,814,372          848,386         28,007         38,380
Unrealized depreciation on forward currency contracts                      181,708           86,444             --             --
                                                                    -------------------------------------------------------------
TOTAL LIABILITIES                                                      198,025,067        2,114,805        395,652      4,180,586
                                                                    -------------------------------------------------------------

NET ASSETS                                                          $2,567,736,240     $352,511,253   $190,671,278   $143,066,858
                                                                    =============================================================

SHARES OUTSTANDING (500,000,000 AUTHORIZED SHARES, PAR VALUE
  $0.001 FOR EACH FUND)                                                161,119,739       22,643,531     16,449,749     14,606,140
                                                                    =============================================================

NET ASSET VALUE PER SHARE                                           $        15.94     $      15.57   $      11.59   $       9.79
                                                                    =============================================================

COMPONENTS OF NET ASSETS:
  Capital stock                                                     $2,414,533,523     $300,523,770   $196,996,928   $145,607,121
  Undistributed (distributions in excess of) net investment income     (60,687,954)     (23,773,597)    (3,324,375)         2,271
  Accumulated net realized gain (loss) on investments and foreign
    currencies                                                            (146,392)       6,525,789    (15,568,598)    (2,524,074)
  Net unrealized appreciation (depreciation) on investments and
    foreign currencies                                                 214,037,063       69,235,291     12,567,323        (18,460)
                                                                    -------------------------------------------------------------
                                                                    $2,567,736,240     $352,511,253   $190,671,278   $143,066,858
                                                                    =============================================================
---------------------------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements.


----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)                                                        FOR THE SIX MONTHS ENDED JUNE 30, 2008

                                                                        TIFF              TIFF            TIFF            TIFF
                                                                     MULTI-ASSET      INTERNATIONAL     US EQUITY      SHORT-TERM
                                                                        FUND           EQUITY FUND        FUND            FUND
INVESTMENT INCOME
Interest                                                             $ 18,769,248     $    192,729     $    209,251     $1,975,654
Dividends (net of foreign withholding taxes of $849,280; $711,648;
  $816; $--)                                                           12,376,580        6,688,632          875,621             --
Dividends from investments issued by indirect affiliates (net of
  foreign withholding taxes of $22,743; $--; $--; $--)                    128,802               --               --             --
                                                                     -------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                31,274,630        6,881,361        1,084,872      1,975,654
                                                                     -------------------------------------------------------------

OPERATING EXPENSES
Investment advisory fees                                                1,840,760          279,811          147,149         23,700
Money manager fees                                                      1,673,749          415,050          211,558             --
Custodian and accounting fees                                             872,942          259,732           74,999         24,976
Administration fees                                                       498,626           82,350           49,493         33,836
Transfer agent fees                                                        20,401           13,979           13,795         16,831
Professional fees                                                         166,137           79,208           43,024         23,587
Administrative services fee                                                94,524           20,569            7,747         12,325
Chief compliance officer fees                                              69,858            8,434            6,748          5,356
Insurance                                                                  32,710            5,343            4,116          1,764
Registration and filing fees                                               26,064           11,777           12,267         12,478
Interest (Note 7)                                                         593,787               --               --             --
Dividends on securities sold short                                        554,217               --               --             --
Miscellaneous fees and other                                              117,581           18,487           21,011          3,924
                                                                     -------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                6,561,356        1,194,740          591,907        158,777
                                                                     -------------------------------------------------------------
NET INVESTMENT INCOME                                                  24,713,274        5,686,621          492,965      1,816,877
                                                                     -------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  Investments (net of foreign withholding taxes on capital gains of
    $--; $22,735; $--; $--)                                            52,860,252        7,022,315       (2,402,850)       524,711
  Investments issued by indirect affiliates                              (545,965)              --               --             --
  Short sales                                                           2,783,349               --               --             --
  Swap agreements                                                      (4,224,697)        (287,041)              --             --
  Financial futures contracts                                         (19,199,629)      (1,415,576)      (5,560,626)            --
  Forward currency contracts and foreign currency-related
  transactions                                                             69,277          144,920              (63)            --
                                                                     -------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                               31,742,587        5,464,618       (7,963,539)       524,711

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
  AND FOREIGN CURRENCIES                                             (140,639,848)     (52,745,740)     (22,101,908)      (205,599)
                                                                     -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES                                                         (108,897,261)     (47,281,122)     (30,065,447)       319,112
                                                                     -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(84,183,987)    $(41,594,501)    $(29,572,482)    $2,135,989
                                                                     =============================================================
----------------------------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   TIFF                    TIFF INTERNATIONAL
                                                                             MULTI-ASSET FUND                  EQUITY FUND
                                                                       -----------------------------   ---------------------------
                                                                      Six Months                        Six Months
                                                                         Ended           Year             Ended           Year
                                                                       6/30/2008         Ended          6/30/2008        Ended
                                                                      (Unaudited)      12/31/2007      (Unaudited)     12/31/2007
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                               $   24,713,274    $   51,352,285   $  5,686,621   $  6,551,481
Net realized gain (loss) on investments and foreign currencies          31,742,587       108,125,212      5,464,618     28,868,549
Net change in unrealized appreciation (depreciation) on
  investments and foreign currencies                                  (140,639,848)       91,992,525    (52,745,740)    19,093,655
                                                                    --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        (84,183,987)      251,470,022    (41,594,501)    54,513,685
                                                                    --------------------------------------------------------------

DISTRIBUTIONS
  From net investment income                                           (23,773,236)      (97,377,333)    (5,737,035)   (19,178,571)
  From net realized gains                                                       --      (129,492,056)            --    (31,373,711)
                                                                    --------------------------------------------------------------
DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS                    (23,773,236)     (226,869,389)    (5,737,035)   (50,552,282)
                                                                    --------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                              483,839,842       481,029,578      1,265,023     84,020,472
Proceeds from distributions reinvested                                  16,619,187       141,099,712      4,888,649     43,847,020
Entry/exit fees                                                          2,661,696         2,568,435         58,589        847,285
Cost of shares redeemed                                                (46,068,005)      (30,240,232)    (6,537,334)   (28,315,991)
                                                                    --------------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL SHARES TRANSACTIONS               457,052,720       594,457,493       (325,073)   100,398,786
                                                                    --------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                349,095,497       619,058,126    (47,656,609)   104,360,189

NET ASSETS
Beginning of period                                                  2,218,640,743     1,599,582,617    400,167,862    295,807,673
                                                                    --------------------------------------------------------------
End of period                                                       $2,567,736,240    $2,218,640,743   $352,511,253   $400,167,862
                                                                    ==============================================================

  Including undistributed (distributions in excess of) net
    investment income                                               $  (60,687,954)   $  (61,627,992)  $(23,773,597)  $(23,723,183)
                                                                    --------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold                                                             29,733,750        28,410,002         74,159      4,474,627
Shares reinvested                                                        1,040,957         8,361,816        313,978      2,456,889
Shares redeemed                                                         (2,872,031)       (1,733,657)      (411,808)    (1,484,525)
                                                                    --------------------------------------------------------------
NET INCREASE (DECREASE)                                                 27,902,676        35,038,161        (23,671)     5,446,991
                                                                    --------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                                   TIFF                           TIFF
                                                                              US EQUITY FUND                 SHORT-TERM FUND
                                                                       ----------------------------   -------------------------
                                                                      Six Months                        Six Months
                                                                         Ended           Year             Ended           Year
                                                                       6/30/2008         Ended          6/30/2008        Ended
                                                                      (Unaudited)      12/31/2007      (Unaudited)     12/31/2007
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                                $     492,965     $   1,334,155   $  1,816,877   $  5,618,604
Net realized gain (loss) on investments and foreign currencies          (7,963,539)       21,875,490        524,711        374,543
Net change in unrealized appreciation (depreciation) on
  investments and foreign currencies                                   (22,101,908)      (16,632,454)      (205,599)       143,938
                                                                     -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        (29,572,482)        6,577,191      2,135,989      6,137,085
                                                                     -------------------------------------------------------------

DISTRIBUTIONS
  From net investment income                                              (540,740)       (2,181,469)    (1,817,077)    (5,635,810)
  From net realized gains                                                       --       (27,962,663)            --             --
                                                                     -------------------------------------------------------------
DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS                       (540,740)      (30,144,132)    (1,817,077)    (5,635,810)
                                                                     -------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                                2,185,262        23,581,413     70,586,400    220,940,206
Proceeds from distributions reinvested                                     450,998        27,430,474      1,440,254      4,504,200
Entry/exit fees                                                             29,148            99,858             --             --
Cost of shares redeemed                                                 (9,468,556)      (16,325,832)   (88,824,881)  (165,643,256)
                                                                     -------------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                 (6,803,148)       34,785,913    (16,798,227)    59,801,150
                                                                     -------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                (36,916,370)       11,218,972    (16,479,315)    60,302,425

NET ASSETS
Beginning of period                                                    227,587,648       216,368,676    159,546,173     99,243,748
                                                                     -------------------------------------------------------------
End of period                                                        $ 190,671,278     $ 227,587,648   $143,066,858   $159,546,173
                                                                     =============================================================

  Including undistributed (distributions in excess of) net
    investment income                                                $  (3,324,375)    $  (3,276,600)  $      2,271   $      2,471
                                                                     -------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold                                                                178,807         1,525,601      7,202,351     22,605,394
Shares reinvested                                                           38,406         1,973,778        146,929        461,678
Shares redeemed                                                           (765,839)       (1,021,604)    (9,054,677)   (16,949,159)
                                                                     -------------------------------------------------------------
NET INCREASE (DECREASE)                                                   (548,626)        2,477,775     (1,705,397)     6,117,913
                                                                     -------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS (UNAUDITED)                                                        FOR THE SIX MONTHS ENDED JUNE 30, 2008

                                                                           TIFF             TIFF           TIFF           TIFF
                                                                        MULTI-ASSET    INTERNATIONAL    US EQUITY      SHORT-TERM
                                                                           FUND         EQUITY FUND        FUND           FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations    $   (84,183,987)    $(41,594,501)  $(29,572,482)  $  2,135,989
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating
activities:
  Investments purchased                                             (1,037,882,654)     (35,438,118)   (31,775,755)       989,641
  Investments sold                                                     876,658,724       45,664,522     26,938,198     (2,983,772)
  Purchases to cover securities sold short                             (31,743,984)              --             --             --
  Securities sold short                                                 64,438,629               --             --             --
  (Purchase)/Sale of short term investments, net                      (280,697,978)      (1,447,419)    21,429,963     13,745,883
  Amortization (accretion) of discount and premium, net                 (6,244,056)              --             --             --
  Decrease in foreign currency                                             459,348          381,214             --             --
  Decrease in interest receivable                                        1,539,496              343            721          9,173
  (Increase) Decrease in dividends and tax reclaims receivable             866,348         (110,408)        35,541             --
  Increase (Decrease) in deposit at brokers for securities sold
  short                                                                (29,724,972)              --             --             --
  Increase (Decrease) in interest payable                                  (53,082)              --             --             --
  Increase (Decrease) in dividends payable for securities
    sold short                                                             157,782               --             --             --
  (Increase) Decrease in variation margin on financial futures
  contracts                                                             (3,978,509)        (543,890)      (819,600)            --
  (Decrease) in accrued expenses and other liabilities                     (17,889)         (64,175)       (11,591)       (20,009)
  Net realized (gain)                                                  (55,097,636)      (7,022,315)     2,402,850             --
  Net change in unrealized (appreciation) depreciation on
  investments and
  foreign currencies                                                   140,639,848       51,109,404     20,577,123        205,599
                                                                   --------------------------------------------------------------
Net cash from (used in) operating activities                          (444,864,572)      10,934,657      9,204,968     14,082,504
                                                                   --------------------------------------------------------------

CaSH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from shares sold                                              486,271,198        1,274,582      2,190,739     71,001,427
Payment on shares redeemed                                             (45,765,064)      (6,428,304)    (9,422,385)   (85,724,981)
Cash distributions paid                                                 (3,339,677)      (5,786,865)    (1,961,973)      (428,083)
Increase (decrease) in payable for reverse repurchase agreements         5,615,015               --             --             --
                                                                   --------------------------------------------------------------
Net cash from (used in) financing activities                           442,781,472      (10,940,587)    (9,193,619)   (15,151,637)
                                                                   --------------------------------------------------------------

NET INCREASE (DECREASE) IN CASH                                         (2,083,100)          (5,930)        11,349     (1,069,133)
Cash at beginning of period                                                 30,180            5,930         10,207      1,069,133
                                                                   --------------------------------------------------------------
Cash at end of period                                              $    (2,052,920)    $         --   $     21,556   $         --
                                                                   ==============================================================
---------------------------------------------------------------------------------------------------------------------------------
Non cash financing activities not included herein consist of
  reinvestment of all distributions of:                            $    16,619,187     $  4,888,649   $    450,998   $  1,440,254

Interest paid was $646,869 for TIFF Multi-Asset Fund.

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         JUNE 30, 2008

1. ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. TIP currently has four active funds: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the "funds."

Investment Objectives

-------------------------------------------------------------------------------
FUND                       INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------

Multi-Asset                Attain a growing stream of current income and
                           appreciation of principal that at least offsets inflation.

International Equity       Attain appreciation of principal that at least
                           offsets inflation.

US Equity                  Attain a growing stream of current income and
                           appreciation of principal that at least offsets inflation.

Short-Term                 Attain as high a rate of current income as is
                           consistent with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close of the market. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value net of any applicable sales loads.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined. If the funds' valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at "fair value." If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Structured notes are valued using a model that incorporates the terms of their agreement and the value of the underlying index.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Financial Accounting Standards No. 157

The funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

        Level 1 -- quoted prices in active markets for identical investments Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 -- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the funds' investments carried at value:

--------------------------------------------------------------------------------------------------------------------------------
ASSET VALUATION INPUTS                              LEVEL 1              LEVEL 2**             LEVEL 3***              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
MULTI-ASSET FUND
Assets
    Investments in Securities                    $1,797,155,355         $489,940,622          $414,874,173        $2,701,970,150
    Other Financial Instruments*                       --                    455,558               --                    455,558

Liabilities
    Securities Sold Short                           (44,543,006)          (1,131,861)              --                (45,674,867)
    Other Financial Instruments*                    (18,181,422)            (783,577)              --                (18,964,999)

INTERNATIONAL EQUITY FUND
Assets
    Investments in Securities                        40,579,668          267,230,777            45,568,955           353,379,400

Liabilities
    Other Financial Instruments*                     (1,047,671)            (395,753)              --                 (1,443,424)

US EQUITY FUND
Assets
    Investments in Securities                       143,219,765                  334            46,813,820           190,033,919

Liabilities
    Other Financial Instruments*                       (669,377)             --                    --                   (669,377)

SHORT-TERM FUND
    Investments in Securities                       143,496,302              --                    --                143,496,302

----------
  * Other financial instruments include futures, forwards, and swap contracts.
 ** Includes listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
*** Includes private investment funds, for which market quotations are not readily available.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

------------------------------------------------------------------------------------------------------------------------------
                                                                       MULTI-ASSET          INTERNATIONAL           US EQUITY
                                                                           FUND              EQUITY FUND               FUND
------------------------------------------------------------------------------------------------------------------------------
BALANCE AS OF 12/31/07                                                 $409,284,856          $41,482,942           $53,244,047
Realized gain (loss)                                                      7,301,000               --                    --
Change in unrealized appreciation/depreciation                           (9,711,683)            (913,987)           (6,430,227)
Net purchases (sales)                                                     8,000,000            5,000,000                --
                                                                       ------------          -----------           -----------
BALANCE AS OF 06/30/08                                                 $414,874,173          $45,568,955           $46,813,820
                                                                       ============          ===========           ===========

NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION FROM
INVESTMENTS STILL HELD AS OF 06/30/08 FOR THE
PERIOD ENDED 06/30/08                                                   $(2,410,683)           $(913,987)          $(6,430,227)

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to RICs and to distribute substantially all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2008, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Expenses

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

Dividends to Members

It is the policy of all funds to declare dividends according to the following schedule:

-------------------------------------------------------------------------------
                                         DIVIDENDS FROM NET       CAPITAL GAINS
  FUND                                    INVESTMENT INCOME       DISTRIBUTIONS
-------------------------------------------------------------------------------

  Multi-Asset                                      Quarterly         Annually
  International Equity                         Semi-annually         Annually
  US Equity                                        Quarterly         Annually
  Short-Term                                         Monthly         Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid in December, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date.

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the funds' financial statement disclosures.

3. FINANCIAL INSTRUMENTS

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Financial Futures Contracts

The funds may invest in financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the approximate amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its market exposures and its exposure to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. A fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, a fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by a fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

Each fund may use option contracts to manage its market exposures and its exposure to fluctuation in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund's valuation procedures.

Certain funds may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the contingent payment equals the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a fund are recorded as realized gains or losses. The credit default swaps are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

There are several risks associated with the use of swap agreements. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a fund, and/or the termination value at the end of the contract. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). If these agreements require physical settlement, there is the risk that the fund may be unable to purchase the securities required to settle the contract.

Commodity Index-Linked Notes

The Multi-Asset Fund may invest in structured notes whose value is based on the price movements of commodities, including an index of commodities. The value of those notes will rise and fall in response to changes in the underlying commodities, and the amount of such response will depend upon the amount of leverage embedded in the note. These types of notes may be more or less volatile and more or less liquid than more traditional debt securities. Fluctuations in the value of these notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily and received periodically throughout the term of notes. Realized gains/ losses are recorded at the maturity or termination of the notes.

4. INVESTMENT ADVISORY AGREEMENT, MONEY MANAGER AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

TIP's board of directors has approved investment advisory agreements with TIFF Advisory Services, Inc. ("TAS"). Each fund pays TAS a monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

--------------------------------------------------------------------------------
                             MULTI-     INTERNATIONAL       US       SHORT-TERM
ASSETS                     ASSET FUND    EQUITY FUND    EQUITY FUND     FUND
--------------------------------------------------------------------------------

On the first $500 million    0.20%           0.15%          0.15%        0.03%
On the next $500 million     0.18%           0.13%          0.13%        0.03%
On the next $500 million     0.15%           0.11%          0.11%        0.02%
On the next $500 million     0.13%           0.09%          0.09%        0.02%
On the next $500 million     0.11%           0.07%          0.07%        0.01%
On the remainder
  (> $2.5 billion)           0.09%           0.05%          0.05%        0.01%


TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a specified percentage per annum of the assets under management with a single rate or on a descending scale. Money managers who provide services to the funds and their fees as a percent of assets managed during the six months ended June 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                                       EFFECTIVE
                                           MINIMUM       MAXIMUM       FEE RATE
--------------------------------------------------------------------------------

  MULTI-ASSET FUND
  Aronson+Johnson+Ortiz LP (a)              0.10%         0.80%          0.11%
  Brookfield Redding, LLC (a)               0.50%         2.50%          1.70%
  Marathon Asset Management, LLP (a)        0.15%         1.60%          0.21%
  Mondrian Investment Partners Limited      0.30%         0.43%          0.34%
  Shapiro Capital Management, LLC (a)*      0.50%         0.95%          0.62%
  Smith Breeden Associates, Inc. (a)        0.10%         0.85%          0.08%
  Wellington Management Company, LLP        0.35%         0.45%          0.39%
  Westport Asset Management, Inc. (a)*      0.15%         2.00%          0.16%

  INTERNATIONAL EQUITY FUND
  Marathon Asset Management, LLP (a)        0.15%         1.60%          0.15%
  Mondrian Investment Partners Limited      0.33%         0.55%          0.44%

  US EQUITY FUND
  Aronson+Johnson+Ortiz LP (a)              0.10%         0.80%          0.11%
  Shapiro Capital Management, LLC (a)       0.50%         0.95%          0.62%
  Westport Asset Management, Inc. (a)       0.15%         2.00%          0.17%

--------
(a) Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum and maximum range, because performance fees are based on either assets or performance from a period prior to when they are accrued.
  * Money manager portfolio inception was April 10, 2008.

With respect to the funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

Effective July 1, 2008, TIP has designated Mr. Christian A. Szautner as its CCO. Mr. Szautner is an employee of TAS and also serves as TAS's CCO. For his services to TIP, which include the monitoring of TIP's compliance program pursuant to Rule 38a-1 of the 1940 Act, TIP reimburses TAS for a portion of the costs related to Mr. Szautner. Each fund pays a pro rata portion of such costs based on its share of TIP's net assets. Prior to July 1, 2008, TIP had designated Mr. William Vastardis as its CCO.

During the period when Mr. Vastardis served as TIP's CCO, TIP contracted with Vastardis Compliance Services LLC ("VCS") to provide services with respect to the monitoring of TIP's compliance program pursuant to Rule 38a-1 of the 1940 Act. The contract with VCS terminated on July 1, 2008. Under the terms of the contract, TIP is obligated to pay fees to VCS through December 31, 2008. Each fund pays a pro rata portion of the fees based on its share of TIP's net assets.

Effective January 1, 2008, Vastardis Fund Services LLC ("VFS") provides certain administrative services to TIP under an Administrative Services Agreement, which supersedes the Operations Monitoring Agent Agreement that was in place prior thereto. For these services, TIP pays a monthly fee, plus any out-of-pocket expenses. Each fund pays a pro rata portion of the fee based on its share of TIP's net assets. As part of the services provided by VFS, Mr. William Vastardis serves as TIP's CFO and Treasurer.

Prior to July 1, 2008, pursuant to an Administration Agreement, State Street Bank and Trust Company ("State Street") earned a fee for providing fund administration services to TIP according to the following schedule: 0.065% of the first $300 million of the average daily net assets of TIP, 0.046% thereafter up to $3 billion and 0.04% on assets over $3 billion. State Street also served as TIP's custodian, fund accountant and transfer agent. Fees paid for services rendered by State Street were based upon assets of TIP and on transactions entered into by TIP during the period. Fees for such services paid to State Street by TIP are reflected as administration fees, custodian and accounting fees, and transfer agent fees in the Statement of Operations.

Effective July 1, 2008, pursuant to a revised Administration Agreement, State Street earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services of 0.07% per annum on the average daily net assets of TIP. Fees paid for non-core services rendered by State Street, which include but are not limited to foreign custody, transactional fees, and out-of-pocket expenses, are based upon assets of TIP and/or on transactions entered into by TIP during the period.

5. INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the six months ended June 30, 2008, were as follows:

                          NON-US GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
  FUND                                PURCHASES                 SALES
--------------------------------------------------------------------------------
  Multi-Asset                        $428,748,711           $255,160,952
  International Equity                 33,953,711             38,132,615
  US Equity                            31,547,384             27,343,812

                            US GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
  FUND                                PURCHASES                 SALES
--------------------------------------------------------------------------------
  Multi-Asset                        $669,818,594           $654,225,855

For federal income tax purposes, the cost of securities owned at June 30, 2008, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned and securities sold short at June 30, 2008, for each fund are as follows:

-------------------------------------------------------------------------------------------------------------------
                                        GROSS                 GROSS             NET UNREALIZED
  FUND                               APPRECIATION          DEPRECIATION          APPRECIATION             COST
-------------------------------------------------------------------------------------------------------------------
  Multi-Asset                        $176,442,685         $(23,016,239)          $153,426,446        $2,548,543,704
  International Equity                 67,750,729          (19,153,903)            48,596,826           304,782,574
  US Equity                            38,009,167          (36,140,320)             1,868,847           188,165,072
  Short-Term                               27,885              (46,345)               (18,460)          143,514,762

6. FEDERAL TAX INFORMATION

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at June 30, 2008 were as follows:

-------------------------------------------------------------------------------
                                                                       FACE
DESCRIPTION                                                            VALUE
-------------------------------------------------------------------------------

MULTI-ASSET FUND
JP Morgan Chase & Co., 0.70%, dated 06/13/08, to be repurchased
  on 07/08/08 at $52,350,131                                        $52,289,490
JP Morgan Chase & Co., 2.10%, dated 06/24/08, to be repurchased
  on 07/01/08 at $18,118,896                                         18,111,500
                                                                    -----------
Total reverse repurchase agreements                                 $70,400,990
                                                                    ===========

Average balance outstanding*                                        $68,411,174

Average interest rate                                                     1.95%

-----------
* Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TIFF Advisory Services, Inc. or the relevant money manager on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

8. CAPITAL SHARE TRANSACTIONS

The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the Multi-Asset Fund assesses entry and exit fees of 0.50% of capital invested or redeemed; the International Equity Fund assesses entry and exit fees of 0.75%; and the US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions.

9. DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

10. CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Multi-Asset Fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

11. FUNDAMENTAL MEMBERS

The schedule below shows the number of members each owning 25% or more of a fund and the total percentage of the fund held by such members as of June 30, 2008.

-----------------------------------------------------------------------
FUND                                  NUMBER             % OF FUND HELD
-----------------------------------------------------------------------

International Equity                   1(a)                    54

-----------
(a) A Director of the Fund serves as an officer of this member.

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

12. INDEMNIFICATIONS

In the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is dependent on future claims that may be made against the funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13. SUBSEQUENT EVENT

Subsequent to June 30, 2008, an investor of the International Equity Fund redeemed approximately $50 million, which represents 14% of the fund's net assets as of June 30, 2008.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)                                JUNE 30, 2008

PROXY VOTING POLICY AND VOTING RECORD

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF's website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission ("SEC") at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

QUARTERLY REPORTING

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP's Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP's portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

MEMBER MEETING

An Annual Meeting of Members of the Funds was held on February 29, 2008. At the meeting, the following matter was voted on and approved by the Members. The results of the Annual Meeting of Members are noted below.

PROPOSAL 1

Elect four Directors, of which three were "independent" candidates.

                                NUMBER OF VOTES*
                                                                       BROKER
DIRECTORS               AFFIRMATIVE       WITHHELD    ABSTENTIONS     NON-VOTES
Suzanne Brenner**     1,879,670,761.98       0        4,613,958.88        0
Sheryl Johns**        1,879,670,761.98       0        4,613,958.88        0
William McCalpin**    1,879,670,761.98       0        4,613,958.88        0
Jane Mendillo         1,879,670,761.98       0        4,613,958.88        0

------------
 * Members of the Funds were entitled to one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of the net asset value per share of each share of common stock of the fund on each matter submitted to a vote.
** Independent candidate.

-------------------------------------------------------------------------------

APPROVAL OF THE ADVISORY AGREEMENTS AND MONEY MANAGER AGREEMENTS
(UNAUDITED)                                                       JUNE 30, 2008

During a telephonic meeting held on June 11, 2008, and at an in-person meeting held on June 16, 2008, the directors, including all of the directors who are not "interested persons" (the "independent directors") of TIP, as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), evaluated the renewal of the Advisory Agreements between each of the TIP funds and TAS (as the advisor) as well as the Money Manager Agreements between each of TIFF Multi-Asset Fund, TIFF International Equity Fund, and TIFF US Equity Fund and the money managers (as sub-advisors). The Advisory Agreements and the Money Manager Agreements are collectively referred to herein as the "advisory agreements."

The Board requested and received information from TAS and the money managers in advance of the meeting, which the independent directors reviewed separately in executive sessions with their independent counsel prior to the meeting. The materials provided included information regarding personnel and services, investment strategies, portfolio holdings, portfolio management, fees and expenses, and performance. Information about brokerage practices was also supplied, including allocation methodology, best execution, commission rates, and commission recapture or soft dollar programs. Extensive information with respect to compliance and administration was supplied to include information on the compliance program itself, including codes of ethics and business continuity, as well as information concerning any material violations of the program, chief compliance officer background, regulatory examinations or other inquiries, and litigation proceedings.

In addition, the Board considered the following: (1) a memorandum from counsel for the independent directors setting forth the Board's fiduciary duties and responsibilities under the 1940 Act and the factors the Board should consider in its evaluation of the advisory agreements (the "15(c) Memorandum"); (2) responses by TAS and each money manager to questionnaires obtained by counsel for the independent directors requesting additional information necessary for the directors' evaluation of the advisory agreements; (3) a Lipper Inc. report comparing the performance of each fund to the performance of its applicable benchmark(s) and peer group, and comparing each fund's advisory fees and expenses to those of its peer group; (4) additional information from TAS regarding the fees charged by TAS to each fund; (5) additional information detailing the individual portfolio managers and fee schedule for each money manager; (6) the most recent quarterly TIP Manager Monitor for TAS and each money manager; (7) the ten highest aggregate brokerage commissions report by manager for the year ended December 31, 2007; and (8) audited financial statements of TAS.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers. It noted that information is received at regular meetings throughout the year related to the services rendered by the advisor and money managers to the funds as well as the funds' performance, expense and compliance information. The Board also receives information between regular meetings as the need arises. The Board's evaluation of the services provided by TAS and the money managers took into account the Board's knowledge and familiarity gained as Board members, including the scope and quality of TAS's investment management capabilities in selecting money managers, allocating fund assets across managers and asset classes, managing certain asset types in-house (e.g., TIPS, Treasuries, futures contracts, and derivatives), and its compliance responsibilities. The Board also considered each money manager's skills and experience in managing the underlying portfolios given the particular universe of asset types available to the manager, its trading acumen, and performance tendencies in various market cycles. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the advisory agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with the fund because none of the money managers was affiliated with TAS or any TIP fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arms-length basis in a competitive marketplace.

Results of Investment Advisor and Money Manager Agreement Reviews

After questions from the Board and further discussion, the Board voted at its June 16, 2008 meeting to re-approve the advisory agreements. The Board based its evaluation on the material factors presented to it at this meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the fees charged by TAS and each of the money managers; and (5) the overall organization and experience of TAS and each of the money managers. In arriving at its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decisions. In each case, the Board concluded that the funds' performance was acceptable and that the funds' advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

TIFF Multi-Asset Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

MONEY MANAGERS AND BENCHMARKS:      Aronson+Johnson+Ortiz LP
                                    S&P 500 Index

                                    Brookfield Redding LLC
                                    Morgan Stanley REIT Index

                                    Marathon Asset Management, LLP
                                    MSCI All Country World Index

                                    Mondrian Investment Partners Limited
                                    MSCI All Country World Index

                                    Shapiro Capital Management LLC
                                    Russell 2000 Index

                                    Smith Breeden Associates, Inc.
                                    Weighted average of the Citigroup 10-year
                                    Treasury Index and the 10-year US Treasury
                                    Inflation Protected Security Index

                                    Wellington Management Company, LLP
                                    Resource-Related Sectors of the MSCI World
                                    Index

                                    Westport Asset Management, Inc.
                                    Russell 2000 Index

The Board reviewed Multi-Asset Fund's performance against its benchmarks (the MAF Constructed Benchmark, based on the normal allocation to each asset class, and CPI plus 5% per annum), and global flexible portfolio funds as classified by Lipper (the "Lipper MAF peer group"), and considered TAS's implementation of the fund's investment strategy across multiple asset classes and money managers. As of March 31, 2008, the fund's returns exceeded both benchmarks over the annualized three-, five- and ten-year and since inception periods, and exceeded the MAF Constructed Benchmark for the trailing one-year and year-to-date periods. The fund was significantly behind CPI + 5% for the year-to-date and trailing one-year periods. The fund's returns exceeded the average of the Lipper MAF peer group for all periods provided by Lipper (one-, two-, three-, four-, five-, and ten-year periods ended March 31, 2008), except the ten-year period.

The Board also reviewed the fees and expenses of Multi-Asset Fund against selected funds within the Lipper MAF peer group (the "MAF expense group"), noting that the actual advisory fee and total expenses of the fund were well below both the MAF expense group median and MAF expense group average. The Board gave less weight to the total expense information because the Lipper information did not reflect the expenses associated with the Fund's investments in other collective investment vehicles. The Board noted that TAS's fee schedule and the fee schedules of two money managers included breakpoints that could enable the fund to benefit from economies of scale. Certain other money managers received performance-based fees, which the Board felt appropriately aligned the money managers' interests with those of shareholders. One money manager's fee schedule included both breakpoint and performance-based fees.

TIFF International Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

MONEY MANAGERS AND BENCHMARKS:            Marathon Asset Management, LLP
                                          MSCI All Country World ex US Index

                                          Mondrian Investment Partners Limited
                                          MSCI All Country World ex US Index

The Board reviewed International Equity Fund's performance against its benchmark (MSCI All Country World ex US Index), and international multi-cap value funds as classified by Lipper (the "Lipper IEF peer group"), and considered TAS's implementation of the fund's investment strategy across multiple money managers. As of March 31, 2008, the fund was ahead of its benchmark year-to-date and for the one-, three-, five-, and ten-year periods and since inception. The fund's return exceeded the average of the Lipper IEF peer group for all periods provided by Lipper (one-, two-, three-, four-, five-, and ten-year periods ended March 31, 2008).

The Board reviewed the fees and expenses of International Equity Fund against selected international multi-cap value, international large-cap core, and international large-cap growth funds (the "IEF expense group"), noting that the actual advisory fee and total expenses of the fund were well below both the IEF expense group median and IEF expense group average. The Board gave less weight to the total expense information because the Lipper information did not reflect the expenses associated with the Fund's investments in other collective investment vehicles. The Board noted that TAS's fee schedule and the fee schedule of one money manager included breakpoints that could enable the fund to benefit from economies of scale should fund assets grow. The other money manager received performance-based fees, which the Board felt appropriately aligned the money manager's interests with those of shareholders.

TIFF US Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

MONEY MANAGERS AND BENCHMARKS:            Aronson+Johnson+Ortiz LP
                                          S&P 500 Index

                                          Shapiro Capital Management LLC
                                          Russell 2000 Index

                                          Westport Asset Management, Inc.
                                          Russell 2000 Index

The Board reviewed US Equity Fund's performance against its benchmark (Dow Jones Wilshire 5000 Composite Index), and multi-cap core funds as classified by Lipper (the "Lipper USEF peer group"), and considered TAS's implementation of the fund's investment strategy across multiple money managers. As of March 31, 2008, and for the year-to-date and trailing one- and three-year periods the fund lagged its benchmark, but outperformed for the ten-year and since inception periods and was approximately even for the five-year period.

The fund's return exceeded the average of the Lipper USEF peer group for the five-year period, was in line with the average of the Lipper USEF peer group for the four-year period, and lagged for the remaining periods provided by Lipper (one-, two-, three-, and ten-year periods ended March 31, 2008). The Board also considered information from TAS concerning its evaluation of the money managers' investment processes and performance.

The Board reviewed the fees and expenses of US Equity Fund against selected multi-cap value and multi-cap and large-cap core funds (the "USEF expense group"), noting that the actual advisory fee and total expenses of the fund were well below both the USEF expense group median and USEF expense group average. The Board gave less weight to the total expense information because the Lipper information did not reflect the expenses associated with the Fund's investments in other collective investment vehicles. The Board noted that TAS's fee schedule included breakpoints that could enable the fund to benefit from economies of scale should fund assets grow. Two other money managers received performance-based fees, which the Board felt appropriately aligned the money managers' interests with those of shareholders. A third money manager's fee schedule included both breakpoint and performance-based fees.

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed Short-Term Fund's performance against its benchmarks (Merrill Lynch 6-Month Treasury Bill Index (the "Index") and the same Index less 50 basis points per annum), and ultra-short obligation funds as classified by Lipper (the "Lipper STF peer group"), and considered TAS's internal management of the fund since 2004. The fund slightly underperformed the Index, which does not reflect any fees or expenses, over the trailing one- , three-, five-, ten-year and since inception periods, and year-to-date through March 31, 2008. The fund outperformed the Index less 50 basis points per annum for the three-, five-, ten-year and since inception periods, but underperformed the Index less 50 basis points for the trailing one-year and year-to-date periods. These results were consistent with the Board's expectations of the fund's performance relative to each benchmark. The fund's return exceeded the average of the Lipper STF peer group for all periods provided by Lipper (one-, two-, three-, four-, five-, and ten-year periods ended March 31, 2008).

The Board reviewed the fees and expenses of Short-Term Fund against selected funds within the Lipper STF peer group (the "STF expense group"), noting that the actual advisory fee and total expenses of the fund were well below both the STF expense group median and STF expense group average. The Board noted that TAS's fee schedule included breakpoints that could enable the fund to benefit from economies of scale should fund assets grow.

------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS (UNAUDITED)

The board of directors of TIP comprises experienced institutional investors, including the chief investment officers of leading endowments and foundations. Among responsibilities of the board of directors are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new directors; and electing TIP officers.

Each director services the fund until his or her termination; or until the director's retirement, resignation, or death; or otherwise as specified in TIP's Bylaws. The table on these two pages shows information for each director and executive officer of the fund. The mailing address of the directors and officers is Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428.

The SAI (Statement of Additional Information) has additional information regarding the board of directors. A copy is available by calling 800-984-0084. This information is also available upon request without charge on the website of the US Securities and Exchange Commission at http://www.sec.gov.

INDEPENDENT DIRECTORS

SUZANNE BRENNER
--------------------------------------------------------------------------------

Born 1958                                   Principal Occupation(s) During the
Director since July 2003                    Past Five Years: Chief Investment
4 funds overseen                            Officer, The Metropolitan Museum
                                            of Art (2007-present) (Deputy CIO
                                            and Associate Treasurer prior
                                            thereto).

SHERYL JOHNS
--------------------------------------------------------------------------------

Born 1956                                   Principal Occupation(s) During the
Director since April 1996                   Past Five Years: Executive Vice
4 funds overseen                            President, Houston Endowment Inc.
                                            Other Directorships: TIFF
                                            Education Foundation.

WILLIAM MCCALPIN
--------------------------------------------------------------------------------

Born 1957                                   Principal Occupation(s) During the
Director since February 2008 Board Chair    Past Five Years: Executive Vice
since 2008                                  President and Chief Operating
4 funds overseen                            Officer, Rockefeller Brothers Fund
                                            (1998-2006). Other Directorships:
                                            The Janus Funds, FB Heron
                                            Foundation, Association Montessori
                                            International - USA.

-------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

PRINCIPAL OFFICERS

DAVID A. SALEM
--------------------------------------------------------------------------------

Born 1956                                    Principal Occupation(s) During the
Vice President and CIO since December 2002   Past Five Years: President/Chief
(President prior thereto)                    Investment Officer, TIFF Advisory
                                             Services, Inc. (1993-present) (CEO
                                             1993-2004). Other Directorships:
                                             TIFF Advisory Services, Inc., TIFF
                                             Education Foundation.

RICHARD J. FLANNERY
--------------------------------------------------------------------------------

Born 1957                                    Principal Occupation(s) During the
President and CEO since September 2003       Past Five Years: CEO, TIFF
                                             Advisory Services, Inc.
                                             (2004-present). President and CEO,
                                             TIFF Investment Program, Inc.
                                             (2003-present). Executive Vice
                                             President, Delaware Investments
                                             (1998-2002). Other Directorships:
                                             TIFF Advisory Services, Inc.

TINA M. LEITER
--------------------------------------------------------------------------------

Born 1966                                    Principal Occupation(s) During the
Secretary since June 2003                    Past Five Years: Deputy Compliance
                                             Officer (2008-present), Secretary
                                             (2004-present), Chief Compliance
                                             Officer (2004-2008), Investment
                                             Operations and Compliance, prior
                                             thereto, TIFF Advisory Services,
                                             Inc.

DAWN I. LEZON
--------------------------------------------------------------------------------

Born 1965                                    Principal Occupation(s) During the
Vice President and Assistant Treasurer       Past Five Years: Vice President/
since September 2006                         Treasurer, TIFF Advisory Services,
                                             Inc. (2006-present). Partner,
                                             Crane, Tonelli, Rosenberg & Co.,
                                             LLP, public accounting firm
                                             (1998-2006).

KELLY A. LUNDSTROM
--------------------------------------------------------------------------------

Born 1964                                    Principal Occupation(s) During the
Vice President since September 2006          Past Five Years: Vice President,
                                             TIFF Advisory Services, Inc.
                                             (2006-present). Investment
                                             Operations Consulting (2000-2003).
                                             Investment Operations, Howard
                                             Hughes Medical Institute
                                             (1989-2000).

RICHELLE S. MAESTRO
--------------------------------------------------------------------------------

Born 1957                                    Principal Occupation(s) During the
Vice President and Chief Legal Officer       Past Five Years: Vice
since March 2006                             President/General Counsel, TIFF
                                             Advisory Services, Inc.
                                             (2005-present). Executive Vice
                                             President/General Counsel,
                                             Delaware Investments (2003-2005).
                                             Senior Vice President/Deputy
                                             General Counsel, Delaware
                                             Investments (1999-2003).

CHRISTIAN A. SZAUTNER
--------------------------------------------------------------------------------

Born 1972                                    Principal Occupation(s) During the
CCO since July 2008                          Past Five Years: Chief Compliance
                                             Officer, TIFF Advisory Services,
                                             Inc. (2008-present). Partner,
                                             Ballard Spahr Andrews & Ingersoll,
                                             LLP (2005-2008). Associate,
                                             Ballard Spahr Andrews & Ingersoll,
                                             LLP (1997-2005).

WILLIAM E. VASTARDIS
--------------------------------------------------------------------------------

Born 1955                                    Principal Occupation(s) During the
CFO since December 2002                      Past Five Years: President,
Treasurer since January 1994                 Vastardis Fund Services LLC
                                             (2003-present). President,
                                             Vastardis Compliance Services LLC
                                             (2004-present). Chief Compliance
                                             Officer, TIFF Investment Program,
                                             Inc. (2003-2008). Managing
                                             Director, Investors Capital
                                             Services, Inc. (formerly AMT
                                             Capital Services, Inc.)
                                             (1992-2003).

--------------------------------------------------------------------------------

                           TIFF INVESTMENT PROGRAM

ADVISOR
TIFF Advisory Services, Inc.
Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428
phone             610-684-8000
fax               610-684-8080

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
2 Commerce Square
Suite 4000
2001 Market Street
Philadelphia, PA 19103

MONEY MANAGERS AND CIV MANAGERS
TIFF Multi-Asset Fund
Aronson+Johnson+Ortiz LP
Brookfield Redding, LLC
Canyon Capital Advisors LLC (CIV)
Convexity Capital Management LP (CIV)
Farallon Capital Management, LLC (CIV)
Freeman Associates Investment Management LLC (CIV)
Joho Capital, LLC (CIV)
Lansdowne Partners Limited (CIV)
Lone Pine Capital LLC (CIV)
Marathon Asset Management, LLP
Maverick Capital, Ltd. (CIV)
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group (CIV)
Regiment Capital Management, LLC (CIV)
Shapiro Capital Management LLC
Sleep, Zakaria & Company, Ltd. (CIV)
Smith Breeden Associates, Inc.
TIFF Advisory Services, Inc.
Toscafund Asset Management LLC (CIV)
Wellington Management Company, LLP
Westport Asset Management, Inc.

TIFF International Equity Fund
Convexity Capital Management LP (CIV)
Lansdowne Partners Limited (CIV)
Lone Pine Capital LLC (CIV)
Marathon Asset Management, LLP
Mondrian Investment Partners Limited
TIFF Advisory Services, Inc.
Toscafund Asset Management LLC (CIV)

TIFF US Equity Fund
Adage Capital Management, LP (CIV)
Aronson+Johnson+Ortiz LP
Freeman Associates Investment Management LLC (CIV)
Shapiro Capital Management LLC
TIFF Advisory Services, Inc.
Westport Asset Management, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF's website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

ITEM 2.  CODE OF ETHICS

         Not Applicable to this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable to this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not Applicable to this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the "1940 Act") were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

         (a)(1) Code of Ethics is not applicable to this filing.

         (a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

         (a)(3) Not Applicable to this filing.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the
         Securities Exchange Act of 1934 (17 CFR 240.13a - 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        (Registrant)            TIFF Investment Program, Inc.


By (Signature and Title)        /s/ Richard J. Flannery
                                -----------------------------------------------
                                Richard J. Flannery
                                President and Chief Executive Officer

Date
                                -----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)        /s/ Richard J. Flannery
                                -----------------------------------------------
                                Richard J. Flannery
                                President and Chief Executive Officer

Date
                                -----------------------------

By (Signature and Title)        /s/ William E. Vastardis
                                -----------------------------------------------
                                William E. Vastardis
                                Treasurer and Chief Financial Officer

Date
                                -----------------------------